Filed with the U.S. Securities and Exchange Commission on January 26, 2024
1933 Act Registration File No. 333-206240
1940 Act File No. 811-23084
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	188	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	191	[	X	]

(Check appropriate box or boxes.)

SERIES PORTFOLIOS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 765-6115

Ryan L. Roell, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Andrew Zutz Goodwin Procter LLP 1900 N Street, NW Washington, DC 20036
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 31, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 188 to the Registration Statement on Form N-1A of Series Portfolios Trust (the “Trust”) is being filed for the purpose of adding the audited financial statements and certain related financial information for the fiscal year ended September 30, 2023, for the Subversive Decarbonization ETF, Subversive Food Security ETF, Subversive Mental Health ETF, Unusual Whales Subversive Democratic Trading ETF, and Unusual Whales Subversive Republican Trading ETF, each a series of the Trust.

Subversive Decarbonization ETF (DKRB)
Listed on Cboe BZX Exchange, Inc.

Subversive Food Security ETF (KCAL)
Listed on Cboe BZX Exchange, Inc.

Subversive Mental Health ETF (SANE)
Listed on Cboe BZX Exchange, Inc.
Prospectus

January 31, 2024

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Subversive Decarbonization ETF
Subversive Food Security ETF
Subversive Mental Health ETF
Each a series of Series Portfolios Trust (the “Trust”)

Summary Section

Subversive Decarbonization ETF

Investment Objective
The Subversive Decarbonization ETF (the “Fund” or the “Decarbonization Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.76%
(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which only reflect the direct operating expenses incurred by the Fund.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$78	$243	$422	$942

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period ended September 30, 2023, the Fund’s portfolio turnover rate was 356% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Decarbonization Companies, as defined below. Decarbonization Companies are companies that each has at least 50% of its assets in the tools, technology, infrastructure, or raw materials that support decarbonization efforts (and companies whose announced future capital expenditures are anticipated to result in that company’s assets meeting that same test), or companies that each invests at least 50% of capital expenditures (either currently or announced future capital expenditures) in tools, technology, infrastructure or raw materials that support the decarbonization of the current global energy supply chain. Applying the foregoing definition, Decarbonization Companies are generally expected to

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consist of companies dedicated to battery technology, companies involved in the production, distribution, and delivery of water and carbon, and companies involved in the infrastructure that supports decarbonization efforts (for example, nuclear technology), as well as the infrastructure that supports wind and solar networks. Decarbonization Companies are also rare earth mineral companies and the companies supporting them. The Fund does not consider “decarbonization” to mean “no carbon”. Rather, the Fund will invest in Decarbonization Companies that are expected to benefit from the global economic trend toward decarbonization, and companies that own the tools, technology, infrastructure or raw materials urgently needed to power the modern world with much less reliance on carbon fuels. As a result, some anticipated portfolio companies will have exposure to natural gas as a transitory fuel, but the Fund will generally avoid crude oil.

Securities eligible for inclusion in the Fund’s investable universe include publicly listed equity securities of U.S. and foreign (including emerging markets) issuers. The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar denominated foreign securities, direct foreign securities purchased on a foreign exchange, and securities of companies incorporated outside the United States. The Fund may also invest in derivative instruments, primarily exchange traded futures contracts linked to the near-term price fluctuations of water and carbon credits and futures contracts linked to longer-term appreciation of Decarbonization Companies.

In selecting investments for the Fund, the Adviser will apply a top-down approach, utilizing primarily quantitative factors, but also considering qualitative factors with a view toward growth and earning potential. In the selection process, the Adviser will give greater weight to Decarbonization Companies whose primary business models and growth prospects are dedicated to building the tools, technology, infrastructure, and raw materials that support decarbonization. The Adviser believes that global and secular trends are accelerating the urgency around decarbonization, including that dramatic increases in atmospheric carbon are directly responsible for observable temperature increases and relatively minor temperature changes have the potential to severely dislocate weather patterns. Accordingly, the Adviser includes in its investment selection process water and carbon pricing. In the absence of large-scale decarbonization, water, carbon and carbon offsets are likely to increase in price. Accordingly, changes in water and carbon prices are likely to reflect policies and trends with respect to decarbonization.

The Fund will concentrate its investments in the securities of issuers in the energy group of industries. Therefore, the Fund will invest more than 25% of its total assets in securities issued by companies in the energy group of industries. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies.

Principal Risks
As with any fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below.
Decarbonization Investing Risk. The Fund’s investment strategy may limits the types and number of investment opportunities available to the Fund, and, as a result, the Fund’s returns may be lower than other funds that do not seek to invest in companies that support the decarbonization of our energy supply chain. In addition, decarbonization investing may affect the Fund’s exposure to certain companies or industries and the Fund will forgo certain investment opportunities that are screened out by the Adviser’s investment selection process. The types of companies in which the Fund may invest may be more volatile than more established companies, and may be dependent on government regulation and subsidies related to the reducing our carbon footprint.
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers

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and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Trading. Although shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. This may lead to the widening of bid/ask spreads quoted throughout the day.
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Foreign Investments and Emerging Markets Risk. Securities of non-U.S. issuers, including those located in foreign countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in emerging market countries.
Energy Industry Risk. Companies in the energy industry are subject to many business, economic, environmental, and regulatory risks that can adversely affect the costs, revenues, profits, and viability of companies in the industry. These risks include, but are not limited to, the following: volatility in commodity prices and changes in supply and demand, which may affect the volume of energy commodities transported, processed, stored and or distributed; specific risks associated with companies owning and/or operating pipelines, gathering and processing energy assets; operating risks including outages, structural and maintenance, impairment and safety problems; changes in the regulatory environment at federal, state and local levels, and in foreign markets; environmental regulation and liability risk; terrorism risk; extreme weather and other natural disasters; and capital markets risk, resulting in a higher capital costs or impacting growth and access to capital.
Depositary Receipt Risk. ADRs, GDRs, and IDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include

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the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.
Derivatives risk. The use of derivatives involves a variety of risks in addition to and greater than those associated with investing directly in securities. Derivatives instruments in which the Fund invests may not perform as anticipated by the Adviser, may not be closed out at a favorable time or price, or could increase the Fund’s volatility. Investment in derivatives may create investment leverage. When a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that correlates precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
•Counterparty risk. The risk that the Fund will be subject to credit risk with respect to the counterparties to derivative contracts and other instruments entered into directly by the Fund. Other than to maintain its status as a regulated investment company for U.S. federal income tax purposes (described in the Statement of Additional Information under “Certain U.S. Federal Income Tax Information”), the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
•Futures contracts risk. The Fund may invest in futures contracts linked to the near-term price fluctuations of water and carbon credits and futures contracts linked to longer-term appreciation of Decarbonization Companies. The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. In addition, while futures contracts are generally classified as liquid, under certain market conditions they may be classified as illiquid. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.
Industry Concentration Risk. The Fund’s investments will be concentrated in the securities of issuers in the energy group of industries. The focus of the Fund’s portfolio on this specific industry may present more risks than if the portfolio were broadly diversified over numerous groups of industries.
Newer Adviser Risk. The Adviser has limited experience managing a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective. As a newer investment adviser, the Adviser may experience resource and capacity constraints.
Newer Fund Risk. As of the date of this Prospectus, the Fund has a limited operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market markers (other than lead market markers) have no obligation to make markets in the Shares and may discontinue doing so at any time without notice.
Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Growth Investing Style Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If the Portfolio Managers incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth

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investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.
Active Management Risk. The Fund is actively managed and subject to the risk that the Adviser’s use of investment techniques and risk analyses to make investment decisions fails to perform as expected, which may cause the Fund to lose value.
High Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one-year and since inception compare with that of a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://www.subversiveetfs.com/ or by calling the Fund toll-free at 1-800-617-0004.

Calendar Year Returns as of December 31
During the period shown in the bar chart, the best performance for a quarter was 2.86% (for the quarter ended September 30, 2023) and the worst performance was -5.07% (for the quarter ended December 31, 2023).

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Average Annual Total Return as of December 31, 2023
	1 Year	Since Inception (December 21, 2022)
Subversive Decarbonization ETF
Return Before Taxes	-0.47%	-0.90%
Return After Taxes on Distributions	-2.73%	-3.09%
Return After Taxes on Distributions and Sale of Fund Shares	-0.05%	-1.47%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	24.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides a tax deduction that may benefit the investor.

Management

Investment Adviser

Subversive Capital Advisor LLC is the Fund’s investment adviser.

Sub-Adviser

Tidal Investments LLC (“Tidal” or the “Sub-Adviser”) is the Fund’s investment sub-adviser.

Portfolio Managers

Michael Auerbach, Founder and Chief Executive Officer of Subversive Capital, and Christian H. Cooper, CFA, FRM, Portfolio Manager of Subversive Capital’s ETF portfolios, are the portfolio managers responsible for the day-to-day management of the Fund and have managed the Fund since its inception in December 2022.

Purchase and Sale of Fund Shares
Shares of the Fund are listed on the Exchange, and individual shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because shares of the Fund trade at market prices rather than NAV, the Fund’s shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems its shares at NAV only in large specified numbers of shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.subversiveetfs.com/.

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Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Subversive Food Security ETF

Investment Objective
The Subversive Food Security ETF (the “Fund” or the “Food Security Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	0.77%
(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which only reflect the direct operating expenses incurred by the Fund.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$79	$246	$428	$954

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period ended September 30, 2023, the Fund’s portfolio turnover rate was 244% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Food Security Companies, as defined below. Food Security Companies are companies that each have 50% of its assets invested in or 50% of its revenues derived from the production, distribution, or delivery of food, or companies that each invest at least 50% of its capital expenditures (either currently or announced future capital expenditures) in technology and tools necessary to support the global food security. Applying the foregoing definition, Food Security Companies include companies involved in the support, maintenance, irrigation and processing of plant and animal foods (for example, fertilizer/potash companies). The Fund considers food security to be a global food supply chain that can reliably and predictably produce, distribute, and deliver food. Accordingly, the Fund will invest in companies in the fertilizer/potash and meat and food production industries, as well as companies in the industrials sector that provide the machinery and equipment necessary to support such industries.

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The Fund may also invest in derivative instruments, primarily futures contracts on food and fertilizer. To the extent the Fund invests in derivatives, the Fund will consider a derivative’s reference asset for purposes of meeting its policy of investing at least 80% of its net assets in Food Security Companies.

Securities eligible for inclusion in the Fund’s investable universe include publicly listed equity securities of U.S. and foreign (including emerging markets) issuers. The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar denominated foreign securities, direct foreign securities purchased on a foreign exchange, and securities of companies incorporated outside the United States.

In selecting investments for the Fund, the Adviser will apply a top-down approach, utilizing primarily quantitative factors, but also considering qualitative factors with a view toward growth and earning potential. In the selection process, the Adviser will give greater weight to Food Security Companies whose primary business models and growth prospects are dedicated to the actual production of food or the infrastructure or the applications that support global food security. In its selection process, the Adviser will also factor in global macroeconomic events that affect the global food supply chain, such as the invasion of Ukraine, as well as the long-term effects of climate change on food production and prices. In doing so, the Adviser will seek to identify companies that are positioned to help the global economy manage the inflationary shocks resulting from the global pandemic response and the truly supply-driven food chain shocks that the Adviser believes will result in generally higher prices on food inputs and higher interest rates/weaker currency among those countries where, in the view of the Adviser, the risk of interruptions in the global food supply chain are highest.

As water security is food security, the Fund will invest in companies in and related to the water industry. The Fund’s investments in the water industry will typically be in the form of investments in publicly traded desalination plants.

The Fund will concentrate its investments in the securities of issuers in the food and agriculture group of industries. Therefore, the Fund will invest more than 25% of its total assets in securities issued by companies in the food and agriculture group of industries. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies.

Principal Risks

Agriculture and Food Industries Risk. The Fund is expected to concentrate its investments in the securities of issuers in the food and agriculture group of industries. As a result, the Fund may be susceptible to loss due to adverse occurrences affecting that group of industries. The food industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, agricultural commodity prices, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance. Investments in agriculture-related companies are subject to adverse weather conditions, embargoes, tariffs, and adverse international economic, political, and regulatory developments. Product recalls are sometimes required in the food industry to withdraw contaminated or mislabeled products from the market. Additionally, the failure to identify and react appropriately to changes in consumer trends, demands and preferences could lead to, among other things, reduced demand and price reduction for a company’s products. Investments in agriculture-related companies are subject to the same risks as investments in agricultural commodities, such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political and regulatory developments. Additionally, the invasion of Ukraine has altered the food supply chain for the entire globe with impacts that will potentially last for years.
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:

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•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Foreign Investments Risk. Securities of non-U.S. issuers, including those located in foreign countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards.
Water Industry Risk. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.
Depositary Receipt Risk. ADRs, GDRs, and IDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.

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Derivatives risk. The use of derivatives involves a variety of risks in addition to and greater than those associated with investing directly in securities. Derivatives instruments in which the Fund invests may not perform as anticipated by the Adviser, may not be closed out at a favorable time or price, or could increase the Fund’s volatility. Investment in derivatives may create investment leverage. When a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that correlates precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
•Counterparty risk. The risk that the Fund will be subject to credit risk with respect to the counterparties to derivative contracts and other instruments entered into directly by the Fund. Other than to maintain its status as a regulated investment company for U.S. federal income tax purposes (described in the Statement of Additional Information under “Certain U.S. Federal Income Tax Information”), the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
•Futures contracts risk. The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. In addition, while futures contracts are generally classified as liquid, under certain market conditions they may be classified as illiquid. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.
Industry Concentration Risk. The Fund’s investments will be concentrated in the securities of issuers in the food and agriculture group of industries. The focus of the Fund’s portfolio on this specific industry may present more risks than if the portfolio were broadly diversified over numerous groups of industries.
Newer Adviser Risk. The Adviser has limited experience managing a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective. As a newer investment adviser, the Adviser may experience resource and capacity constraints.
Newer Fund Risk. As of the date of this Prospectus, the Fund has a limited operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market markers (other than lead market markers) have no obligation to make markets in the Shares and may discontinue doing so at any time without notice.
Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Growth Investing Style Risk. If the Portfolio Managers incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.
Active Management Risk. The Fund is actively managed and subject to the risk that the Adviser’s use of investment techniques and risk analyses to make investment decisions fails to perform as expected, which may cause the Fund to lose value.

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High Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one-year and since inception compare with that of a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://www.subversiveetfs.com/ or by calling the Fund toll-free at 1-800-617-0004.

Calendar Year Returns as of December 31
During the period shown in the bar chart, the best performance for a quarter was 3.00% (for the quarter ended December 31, 2023) and the worst performance was -8.11% (for the quarter ended September 30, 2023).

Average Annual Total Return as of December 31, 2023
	1 Year	Since Inception (December 21, 2022)
Subversive Food Security ETF
Return Before Taxes	-9.94%	-10.80%
Return After Taxes on Distributions	-10.25%	-11.10%
Return After Taxes on Distributions and Sale of Fund Shares	-5.67%	-8.23%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	24.31%

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides a tax deduction that may benefit the investor.

Management

Investment Adviser

Subversive Capital Advisor LLC is the Fund’s investment adviser.

Sub-Adviser

Tidal Investments LLC (“Tidal” or the “Sub-Adviser”) is the Fund’s investment sub-adviser.

Portfolio Managers

Michael Auerbach, Founder and Chief Executive Officer of Subversive Capital, and Christian H. Cooper, CFA, FRM, Portfolio Manager of Subversive Capital’s ETF portfolios, are the portfolio managers responsible for the day-to-day management of the Fund and have managed the Fund since its inception in December 2022.

Purchase and Sale of Fund Shares
Shares of the Fund are listed on the Exchange, and individual shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because shares of the Fund trade at market prices rather than NAV, the Fund’s shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems its shares at NAV only in large specified numbers of shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.subversiveetfs.com/.

Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to

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recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Subversive Mental Health ETF

Investment Objective
The Subversive Mental Health ETF (the “Fund” or the “Mental Health Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.76%
(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which only reflect the direct operating expenses incurred by the Fund.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$78	$243	$422	$942

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period ended September 30, 2023, the Fund’s portfolio turnover rate was 206% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Mental Health Companies (as defined below). Mental Health Companies are companies that have at least 50% of assets or revenues tied to products and services used in the treatment, prevention, or diagnosis of long-term mental health disorders, including depression and Alzheimer’s. As mental health starts with metabolic health, assets or revenues “tied to” such disorders include assets in or revenues tied to the fitness, sleep, and nutrition products and services. The Adviser will also seek to identify Mental Health Companies working on new tools, treatments, and medications designed to help address the global toll of long-term mental health disorders, including major and minor depressive disorder, Alzheimer’s, Parkinson’s and metabolic Epilepsy.

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Securities eligible for inclusion in the Fund’s investable universe include publicly listed equity securities of U.S. and foreign (including emerging markets) issuers. The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar denominated foreign securities, direct foreign securities purchased on a foreign exchange, and securities of companies incorporated outside the United States.

In selecting investments for the Fund, the Adviser will apply a top-down approach, utilizing primarily quantitative factors, focusing on Mental Health Companies that are cash flow positive. However, the Adviser may also considering qualitative factors with a view toward growth and earning potential. In the selection process, the Adviser will give greater weight to Mental Health Companies whose primary business models and growth prospects are dedicated to mental health and fitness.

When determining the companies eligible to be considered Mental Health Companies, the Fund will also invest in Mental Health Companies with assets in or revenues from fitness, sleep, and nutrition products or services, as metabolic health is widely considered as a core component in the prevention of mental health disorders. Metabolic disorders are estimated to impact as much as 40% of the American population, with similar trends appearing globally. Accordingly, the Fund will invest in companies involved in the testing, diagnosis, and promotion of metabolic health.

In addition, the Adviser will include in the universe of Mental Health Companies those companies that provide mental health solutions, from devices to pharmaceuticals. The Adviser will consider for inclusion in the Fund’s portfolio companies that provide lower cost or small-scale solutions from medical devices to software applications, as well as large-scale pharmaceutical interventions aimed at addressing depression and pain management, and long-term solutions to both.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies.

Principal Risks

ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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•Trading. Although shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Foreign Investments Risk. Securities of non-U.S. issuers, including those located in foreign countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards.
Depositary Receipt Risk. ADRs, GDRs, and IDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.
Derivatives risk. The use of derivatives involves a variety of risks in addition to and greater than those associated with investing directly in securities. Derivatives instruments in which the Fund invests may not perform as anticipated by the Adviser, may not be closed out at a favorable time or price, or could increase the Fund’s volatility. Investment in derivatives may create investment leverage. When a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that correlates precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
•Counterparty risk. The risk that the Fund will be subject to credit risk with respect to the counterparties to derivative contracts and other instruments entered into directly by the Fund. Other than to maintain its status as a regulated investment company for U.S. federal income tax purposes (described in the Statement of Additional Information under “Certain U.S. Federal Income Tax Information”), the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
•Futures contracts risk. The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. In addition, while futures contracts are generally classified as liquid, under certain market conditions they may be classified as illiquid. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.
Newer Adviser Risk. The Adviser has limited experience managing a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective. As a newer investment adviser, the Adviser may experience resource and capacity constraints.

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Newer Fund Risk. As of the date of this Prospectus, the Fund has a limited operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market markers (other than lead market markers) have no obligation to make markets in the Shares and may discontinue doing so at any time without notice.
Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Growth Investing Style Risk. If the Portfolio Managers incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.
Active Management Risk. The Fund is actively managed and subject to the risk that the Adviser’s use of investment techniques and risk analyses to make investment decisions fails to perform as expected, which may cause the Fund to lose value.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one-year and since inception compare with that of a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://www.subversiveetfs.com/ or by calling the Fund toll-free at 1-800-617-0004.

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Calendar Year Returns as of December 31
During the period shown in the bar chart, the best performance for a quarter was 0.47% (for the quarter ended December 31, 2023) and the worst performance was -8.47% (for the quarter ended September 30, 2023).

Average Annual Total Return as of December 31, 2023
	1 Year	Since Inception (December 22, 2022)
Subversive Mental Health ETF
Return Before Taxes	-7.73%	-8.16%
Return After Taxes on Distributions	-7.86%	-8.29%
Return After Taxes on Distributions and Sale of Fund Shares	-4.48%	-6.22%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	26.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides a tax deduction that may benefit the investor.

Management

Investment Adviser

Subversive Capital Advisor LLC is the Fund’s investment adviser.

Sub-Adviser

Tidal Investments LLC (“Tidal” or the “Sub-Adviser”) is the Fund’s investment sub-adviser.

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Portfolio Managers

Michael Auerbach, Founder and Chief Executive Officer of Subversive Capital, and Christian H. Cooper, CFA, FRM, Portfolio Manager of Subversive Capital’s ETF portfolios, are the portfolio managers responsible for the day-to-day management of the Fund and have managed the Fund since its inception in December 2022.

Purchase and Sale of Fund Shares
Shares of the Fund are listed on the Exchange, and individual shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because shares of the Fund trade at market prices rather than NAV, the Fund’s shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems its shares at NAV only in large specified numbers of shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.subversiveetfs.com/.

Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Additional Information About the Funds

Investment Objective

Each Fund’s investment objective is long-term capital appreciation. Each Fund’s investment objective is not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval upon 60 days’ prior written notice to Fund shareholders.

General Investment Policies of the Funds. A Fund may not make any change to its investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name without first providing shareholders with at least 60 days’ prior written notice.

Principal Investment Strategies

Subversive Decarbonization ETF
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Decarbonization Companies, as defined below. Decarbonization Companies are companies that each has at least 50% of its assets in the tools, technology, infrastructure, or raw materials that support decarbonization efforts (and companies whose announced future capital expenditures are anticipated to result in that company’s assets meeting that same test), or companies that each invests at least 50% of capital expenditures (either currently or announced future capital expenditures) in tools, technology, infrastructure or raw materials that support the decarbonization of the current global energy supply chain. Applying the foregoing definition, Decarbonization Companies are generally expected to consist of companies dedicated to battery technology, companies involved in the production, distribution, and delivery of water and carbon, and companies involved in the infrastructure that supports decarbonization efforts (for example, nuclear technology), as well as the infrastructure that supports wind and solar networks. Decarbonization Companies are also rare earth mineral companies and the companies supporting them. The Fund does not consider “decarbonization” to mean “no carbon”. Rather, the Fund will invest in Decarbonization Companies that are expected to benefit from the global economic trend toward decarbonization, and companies that own the tools, technology, infrastructure or raw materials urgently needed to power the modern world with much less reliance on carbon fuels. As a result, some anticipated portfolio companies will have exposure to natural gas as a transitory fuel, but the Fund will generally avoid crude oil. With respect to decarbonization of the current global energy supply chain, environmental and geopolitical shifts are fundamentally altering how energy is procured, transmitted, and stored and that shift will be toward fuels that are less carbon intensive. These Decarbonization Companies will include nuclear reactor manufacturers, traditional utilities that allocate a portion of their energy grid to renewable energy sources, and companies supporting battery production and storage (such as lithium manufacturers).

Securities eligible for inclusion in the Fund’s investable universe include publicly listed equity securities of U.S. and foreign (including emerging markets) issuers. The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar denominated foreign securities, direct foreign securities purchased on a foreign exchange, and securities of companies incorporated outside the United States. The Fund may also invest in derivative instruments, primarily exchange traded futures contracts linked to the near-term price fluctuations of water and carbon credits and futures contracts linked to longer-term appreciation of Decarbonization Companies.

In selecting investments for the Fund, the Adviser will apply a top-down approach, utilizing primarily quantitative factors, but also considering qualitative factors with a view toward growth and earning potential. In the selection process, the Adviser will give greater weight to Decarbonization Companies whose primary business models and growth prospects are dedicated to building the tools, technology, infrastructure, and raw materials that support decarbonization. The Adviser

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believes that global and secular trends are accelerating the urgency around decarbonization, including that dramatic increases in atmospheric carbon are directly responsible for observable temperature increases and relatively minor temperature changes have the potential to severely dislocate weather patterns. Accordingly, the Adviser includes in its investment selection process water and carbon pricing. In the absence of large-scale decarbonization, water, carbon and carbon offsets are likely to increase in price. Accordingly, changes in water and carbon prices are likely to reflect policies and trends with respect to decarbonization.

The Adviser’s selection process will further be guided by an understanding that the energy composition of the future will have a greater allocation to next-generation nuclear power. The Adviser believes the COVID-19 pandemic has highlighted that behavioral changes (e.g. “reduce, reuse, recycle”) will not have a meaningful impact on the climate without significant technological leaps. The Adviser believes the fragility of existing energy networks and immense future energy demands underscores the need for new technology, which may include new nuclear reactors, to meet those challenges. The Adviser believes lifestyle changes (degrowth, decarbonization) required to keep the earth within the last stages of a liveable climate are underway. In addition, the Adviser believes the future of energy is electric. Accordingly, electric utilities, battery technology, rare earth minerals, and the network of supporting industries are likely to be the primary industries that will build and maintain those future networks.

With respect to the Fund’s investments in futures contracts linked to the near-term price fluctuations of water and carbon credits, the Adviser intends to construct the Fund’s portfolio by taking into consideration that the world is behind the curve, resulting in near-term price appreciation in both the cost of water and cost of carbon. The Fund anticipates expressing this view that both water and carbon are underpriced by trading futures contracts on the NASDAQ Velez California Water Index and futures contracts on carbon credits issued under the California Carbon Allowance or similar European Union Markets

While renewable energy sources are likely not the sole, ultimate solution, the Adviser believes there is currently both economic and social value in renewable businesses. The Fund may, from time to time, invest in both wind and solar networks, but will consider whether such investments are appropriate for inclusion in the Fund’s portfolio on a cash flow valuation basis rather than the future valuation often given to green energy projects. Notably, the Fund does not consider “decarbonization” to mean “no carbon”. Rather, the Fund will invest in companies that will benefit from the global economic trend toward decarbonization. As a result, some anticipated portfolio companies will have exposure to natural gas as a transitory fuel, but will generally avoid crude oil.

The Fund will concentrate its investments in the securities of issuers in the energy group of industries. Therefore, the Fund will invest more than 25% of its total assets in securities issued by companies in the energy group of industries. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies.

Subversive Food Security ETF
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Food Security Companies, as defined below. Food Security Companies are companies that each have 50% of its assets invested in or 50% of its revenues derived from the production, distribution, or delivery of food, or companies that each invest at least 50% of its capital expenditures (either currently or announced future capital expenditures) in technology and tools necessary to support the global food security. Applying the foregoing definition, Food Security Companies include companies involved in the support, maintenance, irrigation and processing of plant and animal foods (for example, fertilizer/potash companies). The Fund considers food security to be a global food supply chain that can reliably and predictably produce, distribute, and deliver food. Accordingly, the Fund will invest in companies in the fertilizer/potash and meat and food production industries, as well as companies in the industrials sector that provide the machinery and equipment necessary to support such industries.

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The Fund may also invest in derivative instruments, primarily futures contracts on food and fertilizer. To the extent the Fund invests in derivatives, the Fund will consider a derivative’s reference asset for purposes of meeting its policy of investing at least 80% of its net assets in Food Security Companies.

Securities eligible for inclusion in the Fund’s investable universe include publicly listed equity securities of U.S. and foreign (including emerging markets) issuers. The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar denominated foreign securities, direct foreign securities purchased on a foreign exchange, and securities of companies incorporated outside the United States.

In selecting investments for the Fund, the Adviser will apply a top-down approach, utilizing primarily quantitative factors, but also considering qualitative factors with a view toward growth and earning potential. In the selection process, the Adviser will give greater weight to Food Security Companies whose primary business models and growth prospects are dedicated to the actual production of food or the infrastructure or the applications that support global food security. In its selection process, the Adviser will also factor in global macroeconomic events that affect the global food supply chain, such as the invasion of Ukraine, as well as the long-term effects of climate change on food production and prices. In doing so, the Adviser will seek to identify companies that are positioned to help the global economy manage the inflationary shocks resulting from the global pandemic response and the truly supply-driven food chain shocks that the Adviser believes will result in generally higher prices on food inputs and higher interest rates/weaker currency among those countries where, in the view of the Adviser, the risk of interruptions in the global food supply chain are highest.

The Adviser anticipates that market volatility and prices of securities of Food Security Companies will continue to be affected by, among other commodities, oil prices,as well as water and carbon prices. The Adviser believes the market will continue to see “mini” supply shocks that all pose challenges to the stability of the food chain and ultimately will lead to more significant commodity costs, in general, including food commodities. The Adviser believes this unique set of challenges will continue to strain supply lines, and costs, potentially for years.

In making investment decisions for the Fund, the Adviser also considers the impact of energy input costs on Food Security Companies. While the Fund has no current intention to invest in securities in the energy sector, much of the world’s fertilizer comes from ammonia partly derived from natural gas. Accordingly, the cost of natural gas, among other energy sources, will be an important factor in the Adviser’s security selection process

As water security is food security, the Fund will invest in companies in and related to the water industry. The Fund’s investments in the water industry will typically be in the form of investments in publicly traded desalination plants.

The Fund will concentrate its investments in the securities of issuers in the food and agriculture group of industries. Therefore, the Fund will invest more than 25% of its total assets in securities issued by companies in the food and agriculture group of industries. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies.

Subversive Mental Health ETF
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Mental Health Companies (as defined below). Mental Health Companies are companies that have at least 50% of assets or revenues tied to products and services used in the treatment, prevention, or diagnosis of long-term mental health disorders, including depression and Alzheimer’s. As mental health starts with metabolic health, assets or revenues “tied to” such disorders include assets in or revenues tied to the fitness, sleep, and nutrition products and services. The Adviser will also seek to identify Mental Health Companies working on new tools, treatments, and medications designed

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to help address the global toll of long-term mental health disorders, including major and minor depressive disorder, Alzheimer’s, Parkinson’s and metabolic Epilepsy.

Securities eligible for inclusion in the Fund’s investable universe include publicly listed equity securities of U.S. and foreign (including emerging markets) issuers. The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar denominated foreign securities, direct foreign securities purchased on a foreign exchange, and securities of companies incorporated outside the United States.

In selecting investments for the Fund, the Adviser will apply a top-down approach, utilizing primarily quantitative factors, focusing on Mental Health Companies that are cash flow positive. However, the Adviser may also considering qualitative factors with a view toward growth and earning potential. In the selection process, the Adviser will give greater weight to Mental Health Companies whose primary business models and growth prospects are dedicated to mental health and fitness.

When determining the companies eligible to be considered Mental Health Companies, the Adviser also takes into consideration that metabolic health is mental health. Metabolic disorders are estimated to impact as much as 40% of the American population, with similar trends appearing globally. Accordingly, the Fund intends to invest in companies that promote and intersect metabolic health.

When determining the companies eligible to be considered Mental Health Companies, the Fund will also invest in Mental Health Companies with assets in or revenues from fitness, sleep, and nutrition products or services, as metabolic health is widely considered as a core component in the prevention of mental health disorders. Metabolic disorders are estimated to impact as much as 40% of the American population, with similar trends appearing globally. Accordingly, the Fund will invest in companies involved in the testing, diagnosis, and promotion of metabolic health.

In addition, the Adviser will include in the universe of Mental Health Companies those companies that provide mental health solutions, from devices to pharmaceuticals. The Adviser will consider for inclusion in the Fund’s portfolio companies that provide lower cost or small-scale solutions from medical devices to software applications, as well as large-scale pharmaceutical interventions aimed at addressing depression and pain management, and long-term solutions to both.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies.

Temporary Defensive Positions
Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse or unstable market, economic, political, or other conditions. During such times, a Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When a Fund take a temporary defensive position, the Fund may not be able to pursue its investment objectives.

Principal Risks
Before investing in a Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember that, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in a Fund. The principal risks of each Fund have been previously identified and are described below.
Agriculture and Food Industries Risk (Food Security Fund). The Food Security Fund is expected to be concentrated in the food and agriculture group of industries. As a result, the Fund may be susceptible to loss due to adverse occurrences affecting that group of industries. The food industry is highly competitive and can be significantly affected by

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demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, agricultural commodity prices, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance. Investments in agriculture-related companies are subject to adverse weather conditions, embargoes, tariffs, and adverse international economic, political, and regulatory developments. Product recalls are sometimes required in the food industry to withdraw contaminated or mislabeled products from the market. Additionally, the failure to identify and react appropriately to changes in consumer trends, demands and preferences could lead to, among other things, reduced demand and price reduction for a company’s products. Investments in agriculture-related companies are subject to the same risks as investments in agricultural commodities, such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political and regulatory developments. Additionally, the invasion of Ukraine has altered the food supply chain for the entire globe with impacts that will potentially last for years.
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to the Funds’ assets, customer data (including private shareholder information), or proprietary information, or cause the Funds, the Adviser (defined below), the Sub-Adviser and/or other service providers (including custodians, transfer agents and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Funds, the Adviser, the Sub-Adviser or the Funds other service providers, market makers, Authorized Participants or the issuers of securities in which the Funds’ invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. In an extreme case, a shareholder’s ability to redeem a Funds’ shares may be affected.
Decarbonization Investing Risk (Decarbonization Fund). The Fund’s investment strategy may limits the types and number of investment opportunities available to the Fund, and, as a result, the Fund’s returns may be lower than other funds that do not seek to invest in companies that support the decarbonization of our energy supply chain. In addition, decarbonization investing may affect the Fund’s exposure to certain companies or industries and the Fund will forgo certain investment opportunities that are screened out by the Adviser’s investment selection process. The types of companies in which the Fund may invest may be more volatile than more established companies, and may be dependent on government regulation and subsidies related to the reducing our carbon footprint.
Depositary Receipt Risk. Depositary receipts, including ADRs, GDRs and IDRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When a Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when a Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
Derivatives risk. The use of derivatives involves a variety of risks in addition to and greater than those associated with investing directly in securities. Derivatives instruments in which the Fund invests may not perform as anticipated by the Adviser, may not be closed out at a favorable time or price, or could increase the Fund’s volatility. Investment in derivatives may create investment leverage. When a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that correlates precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
•Counterparty risk. The risk that the Fund will be subject to credit risk with respect to the counterparties to derivative contracts and other instruments entered into directly by the Fund. Other than to maintain its status as a regulated investment company for U.S. federal income tax purposes (described in the Statement of Additional Information under “Certain U.S. Federal Income Tax Information”), the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund

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enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
•Futures contracts risk. The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. In addition, while futures contracts are generally classified as liquid, under certain market conditions they may be classified as illiquid. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.
Energy Industry Risk (Decarbonization Fund). Companies in the energy industry are subject to many business, economic, environmental, and regulatory risks that can adversely affect the costs, revenues, profits, and viability of companies in the industry. These risks include, but are not limited to, the following: volatility in commodity prices and changes in supply and demand, which may affect the volume of energy commodities transported, processed, stored and or distributed; specific risks associated with companies owning and/or operating pipelines, gathering and processing energy assets; operating risks including outages, structural and maintenance, impairment and safety problems; changes in the regulatory environment at federal, state and local levels, and in foreign markets; environmental regulation and liability risk; terrorism risk; extreme weather and other natural disasters; and capital markets risk, resulting in a higher capital costs or impacting growth and access to capital.
Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.
ETF Risks. Each Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have only a limited number of institutional investors that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Funds may trade at a material discount to the Funds’ NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Costs of Buying or Selling Shares. Investors buying or selling shares of the Funds in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares of the Funds. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy shares of the Funds (the “bid” price) and the price at which an investor is willing to sell shares of the Funds (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares of the Funds based on trading volume and market liquidity, and is generally lower if the Funds’ shares have more trading volume and market liquidity and higher if Fund’s shares have little trading volume and market liquidity. Further, a relatively small investor base in the Funds, asset swings in the Funds and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of the Funds, including bid/ask spreads, frequent trading of the Funds’ shares may significantly reduce investment results and an investment in a Funds’ shares may not be advisable for investors who anticipate regularly making small investments.

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•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Funds will approximate the Funds’ NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. The market price of shares of the Funds during the trading day, like the price of any exchange-traded security, includes a “bid/ ask” spread charged by the exchange specialist, market makers or other participants that trade shares of the Funds. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, shares of the Funds will most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Trading. Although shares of the Funds are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in shares of the Funds on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in shares of the Funds when extraordinary volatility causes sudden, significant swings in the market price of shares of the Funds. There can be no assurance that shares of the Funds will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for the Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Funds’ shares trade in the secondary market, and/or result in the Funds being unable to trade certain securities or financial instruments. In these circumstances, the Funds may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Foreign Investments and Emerging Markets Risk. Each Fund may invest in securities of non-U.S. issuers, including those located in foreign and developing countries. These securities involve special risks. Non-U.S. securities involve certain factors not typically associated with investing in U.S. securities including risks relating to: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which a Fund’s portfolio securities will be denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation; (iii) certain economic and political risks, including potential exchange control regulations and potential restrictions on non-U.S. investment and repatriation of capital; and (iv) with respect to certain countries, the possibility of expropriation, confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of funds or other assets of a Fund, political or social instability or diplomatic developments that could affect investments in those countries.
The non-U.S. securities in which a Fund invests may include securities of companies based in emerging countries or issued by the governments of such countries. Investing in securities of certain of such countries and companies involves

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considerations not usually associated with investing in securities of developed countries or of companies located in developed countries, including political and economic considerations, such as greater risks of expropriation, confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of funds, nationalization and general social, political and economic instability; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; certain government policies that may restrict a Fund’s investment opportunities; and problems that may arise in connection with the clearance and settlement of trades. In addition, accounting and financial reporting standards that prevail in certain of such countries generally are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in these countries than is available to investors in companies located in more developed countries. There is also less regulation, generally, of the securities markets in emerging countries than there is in more developed countries. Placing securities with a custodian in an emerging country may also present considerable risks.
A number of countries have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread. Responses to the financial problems by governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. These events could negatively affect the value and liquidity of a Fund’s investments.
Growth Investing Style Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If the portfolio manager incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the portfolio manager. Growth companies are often newer or smaller companies, or established companies that may be entering a growth cycle in their business. Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the growth investing style is out of favor, a Fund may underperform other equity funds that use different investing styles.
High Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.
Industry Concentration Risk (Decarbonization Fund and Food Security Fund). The Decarbonization Fund’s investments will be concentrated in the securities of issuers in the energy group of industries and the Food Security Fund’s investments will be concentrated in the securities of issuers in the food and agriculture group of industries. The focus of a Fund’s portfolio on a specific industry or group of industries may present more risks than if a portfolio were broadly diversified over numerous groups of industries.
Market Events Risk. One or more markets in which the Funds invest may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 and subsequent efforts to contain its spread have resulted and may continue to result in, among other things, substantial market volatility and reduced liquidity in financial markets; exchange trading suspensions and closures; higher default rates; travel restrictions and disruptions; significant global disruptions to business operations and supply chains; lower consumer demand for goods and services; significant

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job losses and increasing unemployment; event and service cancellations and restrictions; significant challenges in healthcare service preparation and delivery; prolonged quarantines; and general concern and uncertainty. The impact of this pandemic and any other public health emergencies (such as any other epidemics or pandemics) that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Extraordinary actions taken by governments and central banks to support local and global economies and the financial markets in response to the COVID-19 pandemic may not succeed or have the intended effect, and in some cases, have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known. This crisis or other public health crises may also exacerbate other pre-existing political, social, economic, market and financial risks. In addition, the Funds may face challenges with respect to its day-to-day operations if key personnel of the Adviser or other service providers are unavailable due to quarantines, restrictions on travel, or other restrictions imposed by state or federal regulatory authorities. The duration and future impact of COVID-19 are currently unknown and cannot be determined with certainty, which may exacerbate the other risks that apply to the Funds and could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy AP transaction requests, and negatively affect the Funds’ performance.
Newer Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a mutual fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective. As a newer investment adviser, the Adviser may experience resource and capacity constraints.
Newer Fund Risk. As of the date of this Prospectus, the Funds have a limited operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies. Although the Shares in the Funds are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Funds. Further, market markers (other than lead market markers) have no obligation to make markets in the Shares and may discontinue doing so at any time without notice.
Non-Diversification Risk. Because each Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on that Fund’s performance.
Water Industry Risk (Food Security Fund). The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

Portfolio Holdings

Information about the Funds’ daily portfolio holdings is available at https://www.subversiveetfs.com/. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

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Management of the Fund

Investment Adviser

The Funds have entered into an investment advisory agreement (“Advisory Agreement”) with Subversive Capital Advisor LLC (the “Adviser” or “Subversive Capital”), located at 217 Centre Street, Suite 122, New York, NY, 10013. Since 2013, Subversive, an affiliate under common control with the Adviser, has been a pioneering investor in emerging industries, specializing in both early and late-stage investments as well as acquisitions by special purpose acquisition companies (SPACs).

Subject to the oversight of the Board, the Adviser is responsible for the day-to-day management of the Funds in accordance with the Funds’ investment objective and policies. For the services provided to the Funds by the Adviser, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of a Fund’s average daily net assets. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”).

A discussion regarding the basis for the Board’s initial approval of the Advisory Agreement between the Adviser and the Trust is available in the Funds’ semi-annual report dated March 31, 2023.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust (except for the Unusual Whales Subversive Democratic Trading ETF and the Unusual Whales Subversive Republican Trading ETF).

Multi-Manager Arrangement

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. In the future, the Trust, on behalf of the Funds, and the Adviser may apply for exemptive relief from the SEC pursuant to which the Adviser would operate the Fund under a “multi-manager” structure (the “Order”). If granted by the SEC, the Order will permit the Adviser, subject to the approval of the Board, to hire or replace sub-advisers for a Fund including sub-advisers that are unaffiliated or affiliated with the Adviser, and modify any existing or future agreement with such sub-advisers without obtaining shareholder approval. The Fund would, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. Under the Order, the Adviser would have the ultimate responsibility for overseeing the Funds’ sub-advisers and would recommend to the Board the hiring, termination and replacement of sub-advisers for the Funds. If the Order is granted, it will also provide relief from certain disclosure obligations with regard to sub-advisory fees. The Funds may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the “multi-manager” structure. The sole initial shareholder of each Fund has approved the operation of the Funds under a “multi-manager” structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.

The Order, if granted, will provide the Adviser with greater efficiency in managing the Funds without incurring the expenses and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Funds under the Order will not permit management fees paid by the Funds to the Adviser to

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be increased without shareholder approval. If the Trust, on behalf of the Funds, and the Adviser apply for the Order in the future, there is no assurance the Order will be granted by the SEC.

Investment Sub-Adviser

The Adviser has retained Tidal Investments LLC to serve as sub-adviser. Tidal is a Delaware limited liability company whose principal office is located at 898 N. Broadway, Suite 2, Massapequa, New York 11758. Tidal was formed in 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. Tidal is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. As of November 30, 2023, the Sub-Adviser had approximately $8.5 billion in assets under management.

For its services, the Sub-Adviser is entitled to a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the accumulative average daily net assets of each Fund, and subject to a minimum annual fee as follows:

Fund Name	Sub-Advisory Fee	Minimum Fee
Subversive Decarbonization ETF	4.50 bps	$25,000
Subversive Food Security ETF	4.50 bps	$25,000
Subversive Mental Health ETF	4.00 bps	$20,000

A discussion regarding the basis for the Board’s initial approval of the Sub-Advisory Agreement will be available in the Funds’ first semi-annual report to shareholders after the Funds’ commencement of operations.

Portfolio Managers

Michael Auerbach
Michael Auerbach is the founder and Managing Member of the Adviser, which was formed in 2021. Mr. Auerbach is also General Partner of Subversive Capital Ventures, a director of The Parent Company (a NEO listed company), director of Canaccord Genuity (a TSX listed company), and lead independent director of Atai Holdings (a Nasdaq listed company). He previously sat on the Board of Directors of Tilray, Inc., the first Nasdaq listed global cannabis company, and holds several directorships with companies that Subversive invests in.

Mr. Auerbach serves as a partner with Albright Stonebridge Group (“ASG”), a part of Dentons Global Advisers, the global consulting firm founded by the late U.S. Secretary of State Madeleine Albright. Prior to joining ASG, Michael founded and then sold a risk consulting firm to Control Risks, a leading global risk consulting firm.

Mr. Auerbach presently sits on the boards of the Theodore C. Sorensen Center for International Peace and Justice, KiDS Board of NYU’s Hassenfeld Children’s Hospital, Next for Autism (which produces Night of Too Many Stars), FACES (Finding a Cure for Epilepsy), and Sophie Gerson Healthy Youth Foundation.

Mr. Auerbach received a M.A. in International Relations from Columbia University and a B.A. in Critical Theory from the New School for Social Research.

Christian H. Cooper, CFA, FRM
Christian H. Cooper is a portfolio manager for Subversive Capital and the former head of interest rate derivatives trading at Jefferies in New York. Since 2013, Mr. Cooper has also been a derivatives trader and risk manager for Resconte Capital, where he authored a multi-volume series on quantitative risk management. Mr. Cooper is responsible for trading

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and portfolio construction and has both the Chartered Financial Analyst (CFA) and Financial Risk Manager (FRM) designations.

How to Buy and Sell Shares

Each Fund issues and redeems its shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire a Fund’s shares directly from the Fund, and only APs may tender their shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute an authorized participant agreement (“Participant Agreement”) that has been agreed to by the Distributor (defined below), and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units. Once created, the Funds’ shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell the Funds’ shares in secondary market transactions through brokers. Individual shares of the Funds are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling the Funds’ shares through a broker, you will pay or receive the market price. You may incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy the Funds’ shares and receive less than NAV when you sell those shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Investing in the Fund

For more information on how to buy and sell shares of the Funds, visit the Funds’ website at https://www.subversiveetfs.com/ or by calling the Funds toll-free at 1-800-617-0004.

Frequent Purchases and Redemptions of Shares

Shares of the Funds are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve the Funds directly, it is unlikely that secondary market trading would cause any harmful effects of market timing, such as dilution, disruption of portfolio management, increases in the Funds’ trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds’ shares because the Funds sell and redeem their shares at NAV only

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in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an AP. The Funds may impose transaction fees on such Creation Unit transactions that are designed to offset the Funds’ transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares. Direct trading by APs is critical to ensuring that the Funds’ shares trade at or close to NAV. Although the Funds impose no restrictions on the frequency of purchases and redemptions of Creation Units, the Funds and the Adviser reserve the right to reject or limit purchases at any time as described in the Funds’ SAI.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV is calculated by dividing the Funds’ net assets by its shares outstanding.

In calculating its NAV, the Funds generally value their assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. In particular, the Funds generally values equity securities traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded. If such information is not available for a security held by the Funds or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board (as described below).

Fair Value Pricing

The Board has adopted procedures and methodologies to fair value each Fund’s securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. Generally, when fair valuing a security, the Funds will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Board-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the security upon the sale of such security.

Investments by Other Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Funds.

Distribution of Fund Shares

Dividends, Distributions and their Taxation

Dividends and Distributions

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Each Fund intends to pay out dividends, if any, and distribute any net realized capital gains to their shareholders at least annually. The Funds will declare and pay capital gain distributions in cash. Your broker is responsible for distributing the income and capital gain distributions to you.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners of Funds shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized capital gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Funds’ failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Funds make distributions, when you sell your Shares listed on the Exchange; and when you purchase or redeem Creation Units (APs only).

Taxes on Distributions

Each Fund intends to distribute, at least annually, substantially all of their net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Funds owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Funds for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Funds for one year or less generally result in short-term capital gains and losses. Distributions of the Funds’ net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Funds as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Funds as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Funds received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

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Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the Funds.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Funds before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Funds shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. If the Funds’ distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Shares and result in a higher capital gain or lower capital loss when the Shares are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Funds will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your Shares generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The Funds (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of the Funds are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.

The cost basis of Shares of the Funds acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or

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exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

Each Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund shares. Consult your personal tax adviser about the potential tax consequences of an investment in Fund shares under all applicable tax laws. For more information, please see the section titled “Tax Information” in the SAI.

Distribution

The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in the Funds’ shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202.

Premium/Discount Information

Each business day, the following information will be available, free of charge, on the Funds’ website at https://www.subversiveetfs.com/: (i) information for each portfolio holding that will form the basis of the next calculation of the Funds’ NAV per share; (ii) the Funds’ NAV per share, market price, and premium or discount, each as of the end of the prior business day; (iii) a table showing the number of days the Funds’ shares traded at a premium or discount during the most recently completed calendar year and the most recently completed calendar quarter since that year; (iv) a line graph showing the Funds’ share premiums or discounts for the most recently completed calendar year and the most recently completed calendar quarter since that year; (v) the Funds’ median bid-ask spread over the last thirty calendar days; and

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(vi) if during the past year the Funds’ premium or discount was greater than 2% for more than seven consecutive trading days, a statement that the Funds’ premium or discount, as applicable, was greater than 2% and a discussion of the factors that are reasonably believed to have materially contributed to the premium or discount.

Additional Notices

Shares of the Funds are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of shares of the Funds to be issued, nor in the determination or calculation of the equation by which shares of the Funds are redeemable. The Exchange has no obligation or liability to owners of shares of the Funds in connection with the administration, marketing, or trading of the shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.

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Other Information

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, administrator and distributor, who provide services to the Funds. Shareholders of the Funds are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce such contractual arrangements against the service providers or to seek any remedy under such contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. None of this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Closing the Fund. The Funds reserve the right to cease operations and liquidate at any time. See “Liquidation of the Fund” in the SAI for additional information.

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Financial Highlights

The financial highlights table below is intended to help you understand financial performance for shares of each Fund since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Annual Reports, which is available upon request.

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Subversive Decarbonization ETF	For the Period Inception(1) through September 30, 2023
For a Fund share outstanding throughout the period
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.12
Net realized and unrealized gain on investments	0.97	(3)
Total from investment operations	1.09

LESS DISTRIBUTIONS FROM:
Net investments income	—
Net realized gains	—
Total distributions paid	—

Net Asset Value, end of period	$26.09

Total Return, at NAV(4)	4.36%
Total Return, at Market(4)	4.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$652

Ratio of expenses to average net assets(5)	0.75%
Ratio of net investment income to average net assets(5)	0.60%
Portfolio Turnover Rate(4)(6)(7)	356%
(1)The Fund commenced investment operations on December 21, 2022.
(2)Calculated based on average shares outstanding during the period.
(3)Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.
(4)Not annualized for period less than one year.
(5)Annualized for period less than one year.
(6)Excludes impact of in-kind transactions.
(7)The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sol short). The denominator includes the average fair value of long positions throughout the period.

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Subversive Food Security ETF	For the Period Inception(1) through September 30, 2023
For a Fund share outstanding throughout the period
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.27
Net realized and unrealized loss on investments	(3.69)	(3)
Total from investment operations	(3.42)

LESS DISTRIBUTIONS FROM:
Net investments income	(0.01)
Net realized gains	—
Total distributions paid	(0.01)

Net Asset Value, end of period	$21.57

Total Return, at NAV(4)	-13.66%
Total Return, at Market(4)	-13.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$539

Ratio of expenses to average net assets(5)(6)	0.75%
Ratio of net investment income to average net assets(5)(6)	1.46%
Portfolio Turnover Rate(4)(6)(7)(8)	244%
(1)The Fund commenced investment operations on December 21, 2022.
(2)Calculated based on average shares outstanding during the period.
(3)Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.
(4)Not annualized for periods less than one year.
(5)Annualized for periods less than one year.
(6)These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(7)Excludes impact of in-kind transactions.
(8)The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities soldshort). The denominator includes the average fair value of long positions throughout the period.

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Subversive Mental Health ETF	For the Period Inception(1) through September 30, 2023
For a Fund share outstanding throughout the period
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.17
Net realized and unrealized loss on investments	(2.37)	(3)
Total from investment operations	(2.20)

LESS DISTRIBUTIONS FROM:
Net investments income	—
Net realized gains	—
Total distributions paid	—

Net Asset Value, end of period	$22.80

Total Return, at NAV(4)	-8.78%
Total Return, at Market(4)	-8.84%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$570

Ratio of expenses to average net assets(5)(6)	0.75%
Ratio of net investment income to average net assets(5)(6)	0.90%
Portfolio Turnover Rate(4)(6)(7)(8)	206%
(1)The Fund commenced investment operations on December 22, 2022.
(2)Calculated based on average shares outstanding during the period.
(3)Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.
(4)Not annualized for period less than one year.
(5)Annualized for period less than one year.
(6)These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(7)Excludes impact of in-kind transactions.
(8)The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

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INVESTMENT ADVISER:
Subversive Capital Advisor LLC
217 Centre Street, Suite 122
New York, NY 10013

INVESTMENT SUB-ADVISER:
Tidal Investments LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

DISTRIBUTOR:
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

CUSTODIAN:
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL:
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20036

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PRIVACY NOTICE

The Funds collect non-public information about you that the law allows or requires them to have in order to conduct their business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about their shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires their third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

With respect to the Funds, issues and redemptions of their shares at net asset value (“NAV”) occur only in large aggregations of a specified number of shares (e.g., 25,000) called “Creation Units.” Only Authorized Participants (“APs”) may acquire shares directly from an ETF, and only APs may tender their ETF shares for redemption directly to the ETF, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Funds’ distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units.

Because of this structure, the Funds do not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any ETFs, and consequently is not required by Regulation S-P to deliver a notice of the Funds’ privacy policy to any ETF shareholders.

Subversive Decarbonization ETF
Subversive Food Security ETF
Subversive Mental Health ETF
Each a series of Series Portfolios Trust (the “Trust”)

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of each Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during their most recently completed fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at wwww.subversive.com/etfs. You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-800-617-0004 or by writing to:

Subversive Capital ETFS
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
https://www.subversiveetfs.com/

Reports and other information about the Funds are also available:

•Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at https://www.sec.gov; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-23084)

Unusual Whales Subversive Democratic Trading ETF (NANC)
Listed on Cboe BZX Exchange, Inc.

Unusual Whales Subversive Republican Trading ETF (KRUZ)
Listed on Cboe BZX Exchange, Inc.

Prospectus

January 31, 2024

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Unusual Whales Subversive Democratic Trading ETF (NANC)
Unusual Whales Subversive Republican Trading ETF (KRUZ)
Each a series of Series Portfolios Trust (the “Trust”)

Summary Section

Unusual Whales Subversive Democratic Trading ETF

Investment Objective
The Unusual Whales Subversive Democratic Trading ETF (the “Fund” or the “Democratic Trading Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.76%
(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which only reflect the direct operating expenses incurred by the Fund.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$78	$243	$422	$942

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period ended September 30, 2023, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed diversified exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of publicly traded companies that sitting Democratic members of United States Congress and/or their families also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act (“STOCK Act”). Members of Congress are permitted to actively trade stocks, options and other financial assets, including securities of companies that may be affected by the outcomes of legislative and executive meetings in which those members of Congress participated. Congresspeople (Senators and members of the House of Representatives) and/or their families are then required to report these transactions on STOCK Act filings, known as Periodic Transaction Reports (“PTRs”). PTRs are filed with either the Senate Office of Public Records or the Clerk of the House of Representatives and made available online pursuant to the

Ethics in Government Act (“EIGA”), as amended. PTRs are due within 30 days from when a Congressperson or their spouse becomes aware of a transaction, but no later than 45 days from the date of the transaction. The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Democratic Party and their families. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Democratic Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as member of the Democratic Party).

Subversive Capital Advisor LLC (“Subversive” or the “Adviser”), the Fund’s investment adviser, will obtain and use information derived by others from PTRs filed by Democratic U.S. Congresspeople and their family members (hereinafter referred to collectively as “Democratic U.S. Congresspeople”) to determine which equity securities of publicly traded companies, and how much of each equity security, to select for the Fund. After establishing an initial portfolio, the Fund will typically buy or sell a security when a position is reported as being bought or sold by Democratic U.S. Congresspeople. The Fund will base its purchases and sales of equity securities of publicly traded companies on trades reported in the PTRs by Democratic U.S. Congresspeople while in office. Because PTRs report a range of transaction values, the Adviser will adjust the relative composition of the Fund’s portfolio based on the midpoint of these ranges.

To create the Fund’s initial portfolio, the Adviser will obtain and use information derived by others from PTRs filed by Democratic U.S. Congresspeople for the past 3 years. Purchases made during that time will be netted against any sales of the same security to create an initial portfolio of equity securities. As the investment thesis of the Fund is to track the trading activity of Democratic U.S. Congresspeople while in office, equity securities acquired by Democratic U.S. Congresspeople prior to his or her swearing in (or the 3-year lookback period) are not considered when creating the initial portfolio. To the extent a Democratic U.S. Congressperson sells equity securities that were acquired prior to his or her swearing in, the Adviser will not adjust the Fund’s portfolio.

Under normal circumstances, the Fund will invest in a portfolio of between 500 and 600 equity securities. However, the number and size of positions held by the Fund will vary based on the number of positions traded by Democratic U.S. Congresspeople. When multiple PTRs are made available on the same day by different Democratic U.S. Congresspeople, trades of the same equity securities will be netted for purposes of adjusting the Fund’s portfolio. Trades reported in an individual PTR as bought and sold are excluded. The Fund will also exclude transactions in the securities underlying of any reported options contract trades. In addition to equity securities, the Fund will also transact in sector specific mutual funds and ETFs reported to have been traded on PTRs, but will exclude broad-based mutual fund and ETF trades. The Adviser may also refrain from making de minimis trades (trades representing 1% of the overall portfolio), as such trades will have little to no economic impact on the Fund’s performance.

In an effort to achieve its goals, the Fund may engage in active and frequent trading.

Principal Risks
As with any fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below.
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step

2

forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
Government Regulation Risk. It is possible that legislation or regulation could be enacted that limits, restricts or prevents United States Congresspeople and/or their spouses from personal securities trading. Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Fund is able to implement it’s principal investment strategy. Government regulation may change frequently and may have significant adverse consequences for the Fund or its investments. It is not possible to predict fully the effects of current or future regulation.
Ethics in Government Act Risk. As described above, in implementing the Fund’s principal investment strategies, the Adviser obtains and uses information derived by others from PTRs to create an initial portfolio and to adjust the composition and weighting of securities in the Fund’s portfolio. PTRs are made available online by the Ethics in Government Act of 1978, as amended (the “EIGA”), which makes it unlawful for “any person to obtain or use a [PTR] … for any commercial purpose, other than by news and communications media for dissemination to the general public[.]” The EIGA authorizes the U. S. Attorney General to bring a civil action against any person who obtains or uses a PTR for a prohibited commercial purpose, and provides that the court in which such action is brought may assess penalties. Absent a definitive determination as to whether the Adviser’s review and analysis of data for purposes of implementing the Fund’s investment strategies constitutes “obtain[ing] or us[ing]” a PTR for a prohibited “commercial purpose,” as those terms are used in the EIGA, the Fund is subject to the risk that the Adviser and/or the Fund may face legal consequences if the Adviser’s implementation of the Fund’s investment strategies is prohibited by the EIGA, which could potentially include monetary penalties and other liabilities or injunctions or similar orders, any or all of which could adversely impact the Fund and its shareholders or limit the ability of the Adviser to implement the Fund’s investment strategies. In addition, the Adviser and/or the Fund may face the threat (or perceived threat) of legal proceedings or other actions that could result in legal consequences. Such a threat (or perceived threat) could lead the Fund to fundamentally change its investment strategies or liquidate. The timing of any such liquidation may not be favorable and could have negative tax consequences for shareholders.
Reporting Delay Risk. Members of Congress are required to report certain securities transactions (purchases, sales or exchanges of assets covered by the STOCK Act) totaling over $1,000 within 30 days of purchasing those securities or becoming aware of such a transaction, but have up to 45 days to submit such reports. Accordingly, the Fund will not

3

purchase or sell securities at the same time as members of Congress. As a result, the Fund may purchase a security at a higher price or sell a security at a lower price than it would have if purchased or sold at the same time as the member of Congress. The Fund would also hold a security for a period of time even though the congressperson no longer holds the security, which may negatively affect the Fund's performance.
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Large-Capitalization Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
Small- and Mid-Capitalization Companies Risk. The Fund may invest in the securities of small- and mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
Newer Adviser Risk. The Adviser has limited experience managing a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective. As a newer investment adviser, the Adviser may experience resource and capacity constraints.
Newer Fund Risk. As of the date of this Prospectus, the Fund has a limited operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market markers (other than lead market markers) have no obligation to make markets in the Shares and may discontinue doing so at any time without notice.
Active Management Risk. The Fund is actively managed and subject to the risk that the Adviser’s use of investment techniques and risk analyses to make investment decisions fails to perform as expected, which may cause the Fund to lose value.
Democratic Party Investing Risk. The pattern of investing by members of the Democratic Party and their spouses are often a reflection of committees on which a congressperson sits and the types of companies or trade associations lobbying members of those congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which congresspersons who are members of the Democratic Party may sit. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Market Events Risk. One or more markets in which the Fund invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious

4

respiratory illness caused by a novel coronavirus known as COVID-19 and subsequent efforts to contain its spread have resulted and may continue to result in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. In addition, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Adviser or other service providers are unavailable due to quarantines, restrictions on travel, or other restrictions imposed by state or federal regulatory authorities. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy AP transaction requests, and negatively affect the Fund’s performance.
High Portfolio Turnover Risk. A high portfolio turnover rate has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.
Performance
Performance information will be available once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://www.subversiveetfs.com/ or by calling the Fund toll-free at 1-800-617-0004.

Management

Investment Adviser
Subversive Capital Advisor LLC is the Fund’s investment adviser.

Sub-Adviser
Tidal Investments LLC (“Tidal” or the “Sub-Adviser”) is the Fund’s investment sub-adviser.

Portfolio Managers
Michael Auerbach, Founder and Chief Executive Officer of Subversive Capital, and Christian H. Cooper, CFA, FRM, Portfolio Manager of Subversive’s ETF portfolios, are the portfolio managers responsible for the day-to-day management of the Fund and have each managed the Fund since its inception in 2023.

Purchase and Sale of Fund Shares
Shares of the Fund are listed on the Exchange, and individual shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because shares of the Fund trade at market prices rather than NAV, the Fund’s shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems its shares at NAV only in large specified numbers of shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.subversiveetfs.com/ .

5

Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

6

Unusual Whales Subversive Republican Trading ETF

Investment Objective
The Unusual Whales Subversive Republican Trading ETF (the “Fund” or the “Republican Trading Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.08%
Total Annual Fund Operating Expenses	0.83%
(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which only reflect the direct operating expenses incurred by the Fund.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$85	$265	$460	$1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period ended September 30, 2023, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed diversified exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of publicly traded companies that sitting Republican members of United States Congress and/or their families also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act (“STOCK Act”). Members of Congress are permitted to actively trade stocks, options and other financial assets, including securities of companies that may be affected by the outcomes of legislative and executive meetings in which those members of Congress participated. Congresspeople (Senators and members of the House of Representatives) and/or their families are then required to report these transactions on STOCK Act filings, known as Periodic Transaction Reports (“PTRs”). PTRs are filed with either the Senate Office of Public Records or the Clerk of the House of Representatives and made available online pursuant to the Ethics in Government Act (“EIGA”), as amended. PTRs are due within 30 days from when a Congressperson or their spouse becomes aware of a transaction, but no later than 45 days from the date of the transaction. The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Republican Party and

7

their families. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Republican Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as member of the Republican Party).

Subversive Capital Advisor LLC (“Subversive” or the “Adviser”), the Fund’s investment adviser, will obtain and use information derived by others from PTRs filed by Republican U.S. Congresspeople and their family members (hereinafter referred to collectively as “Republican U.S. Congresspeople”) to determine which equity securities of publicly traded companies, and how much of each equity security, to select for the Fund. After establishing an initial portfolio, the Fund will typically buy or sell a security when a position is reported as being bought or sold by Republican U.S. Congresspeople. The Fund will base its purchases and sales of equity securities of publicly traded companies on trades reported in the PTRs by Republican U.S. Congresspeople while in office. Because PTRs report a range of transaction values, the Adviser will adjust the relative composition of the Fund’s portfolio based on the midpoint of these ranges.

To create the Fund’s initial portfolio, the Adviser will obtain and use information derived by others from PTRs filed by Republican U.S. Congresspeople for the past 3 years. Purchases made during that time will be netted against any sales of the same security to create an initial portfolio of equity securities. As the investment thesis of the Fund is to track the trading activity of Republican U.S. Congresspeople while in office, equity securities acquired by Republican U.S. Congresspeople prior to his or her swearing in (or the 3-year lookback period) are not considered when creating the initial portfolio. To the extent a Republican U.S. Congressperson sells equity securities that were acquired prior to his or her swearing in, the Adviser will not adjust the Fund’s portfolio.

Under normal circumstances, the Fund will invest in a portfolio of between 500 and 600 equity securities. However, the number and size of positions held by the Fund will vary based on the number of positions traded by Republican U.S. Congresspeople. When multiple PTRs are made available on the same day by different Republican U.S. Congresspeople, trades of the same equity securities will be netted for purposes of adjusting the Fund’s portfolio. Trades reported in an individual PTR as bought and sold are excluded. The Fund will also exclude transactions in the securities underlying of any reported options contract trades. In addition to equity securities, the Fund will also transact in sector specific mutual funds and ETFs reported to have been traded on PTRs, but will exclude broad-based mutual fund and ETF trades. The Adviser may also refrain from making de minimis trades (trades representing 1% of the overall portfolio), as such trades will have little to no economic impact on the Fund’s performance.

In an effort to achieve its goals, the Fund may engage in active and frequent trading.

Principal Risks
As with any fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below.
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce

8

investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
Government Regulation Risk. It is possible that legislation or regulation could be enacted that limits, restricts or prevents United States Congresspeople and/or their spouses from personal securities trading. Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Fund is able to implement it’s principal investment strategy. Government regulation may change frequently and may have significant adverse consequences for the Fund or its investments. It is not possible to predict fully the effects of current or future regulation.
Ethics in Government Act Risk. As described above, in implementing the Fund’s principal investment strategies, the Adviser obtains and uses information derived by others from PTRs to create an initial portfolio and to adjust the composition and weighting of securities in the Fund’s portfolio. PTRs are made available online by the Ethics in Government Act of 1978, as amended (the “EIGA”), which makes it unlawful for “any person to obtain or use a [PTR] … for any commercial purpose, other than by news and communications media for dissemination to the general public[.]” The EIGA authorizes the U. S. Attorney General to bring a civil action against any person who obtains or uses a PTR for a prohibited commercial purpose, and provides that the court in which such action is brought may assess penalties. Absent a definitive determination as to whether the Adviser’s review and analysis of data for purposes of implementing the Fund’s investment strategies constitutes “obtain[ing] or us[ing]” a PTR for a prohibited “commercial purpose,” as those terms are used in the EIGA, the Fund is subject to the risk that the Adviser and/or the Fund may face legal consequences if the Adviser’s implementation of the Fund’s investment strategies is prohibited by the EIGA, which could potentially include monetary penalties and other liabilities or injunctions or similar orders, any or all of which could adversely impact the Fund and its shareholders or limit the ability of the Adviser to implement the Fund’s investment strategies. In addition, the Adviser and/or the Fund may face the threat (or perceived threat) of legal proceedings or other actions that could result in legal consequences. Such a threat (or perceived threat) could lead the Fund to fundamentally change its investment strategies or liquidate. The timing of any such liquidation may not be favorable and could have negative tax consequences for shareholders.
Reporting Delay Risk. Members of Congress are required to report certain securities transactions (purchases, sales or exchanges of assets covered by the STOCK Act) totaling over $1,000 within 30 days of purchasing those securities or becoming aware of such a transaction, but have up to 45 days to submit such reports. Accordingly, the Fund will not purchase or sell securities at the same time as members of Congress. As a result, the Fund may purchase a security at a higher price or sell a security at a lower price than it would have if purchased or sold at the same time as the member of Congress. The Fund would also hold a security for a period of time even though the congressperson no longer holds the security, which may negatively affect the Fund's performance.

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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Large-Capitalization Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
Small- and Mid-Capitalization Companies Risk. The Fund may invest in the securities of small- and mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
Newer Adviser Risk. The Adviser has limited experience managing a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective. As a newer investment adviser, the Adviser may experience resource and capacity constraints.
Newer Fund Risk. As of the date of this Prospectus, the Fund has a limited operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market markers (other than lead market markers) have no obligation to make markets in the Shares and may discontinue doing so at any time without notice.
Active Management Risk. The Fund is actively managed and subject to the risk that the Adviser’s use of investment techniques and risk analyses to make investment decisions fails to perform as expected, which may cause the Fund to lose value.
Republican Party Investing Risk. The pattern of investing by members of the Republican Party and their spouses are often a reflection of committees on which a congressperson sits and the types of companies or trade associations lobbying members of those congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which congresspersons who are members of the Republican Party may sit. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Market Events Risk. One or more markets in which the Fund invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 and subsequent efforts to contain its spread have resulted and may continue to result in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. In addition, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Adviser or other service providers are unavailable due to quarantines, restrictions on travel, or other restrictions imposed by state or federal regulatory

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authorities. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy AP transaction requests, and negatively affect the Fund’s performance.
High Portfolio Turnover Risk. A high portfolio turnover rate has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.
Performance
Performance information will be available once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://www.subversiveetfs.com/ or by calling the Fund toll-free at 1-800-617-0004.

Management

Investment Adviser
Subversive Capital Advisor LLC is the Fund’s investment adviser.

Sub-Adviser
Tidal Investments LLC (“Tidal” or the “Sub-Adviser”) is the Fund’s investment sub-adviser.

Portfolio Managers

Michael Auerbach, Founder and Chief Executive Officer of Subversive Capital, and Christian H. Cooper, CFA, FRM, Portfolio Manager of Subversive’s ETF portfolios, are the portfolio managers responsible for the day-to-day management of the Fund and have each managed the Fund since its inception in 2023.

Purchase and Sale of Fund Shares
Shares of the Fund are listed on the Exchange, and individual shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because shares of the Fund trade at market prices rather than NAV, the Fund’s shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems its shares at NAV only in large specified numbers of shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.subversiveetfs.com/ .

Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in

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activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Additional Information About the Funds

Investment Objective

Each Fund’s investment objective is long-term capital appreciation. Each Fund’s investment objective is not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval upon 60 days’ prior written notice to Fund shareholders.

Principal Investment Strategies

Please see the Funds’ SAI for additional information about the securities and investment strategies described in this Prospectus and about additional securities and investment strategies that may be used by the Funds.

The Funds are actively managed diversified ETFs. The Democratic Trading Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that sitting Democratic members of United States Congress and/or their families also have reported to have invested in through public disclosures made by such Congress person. The Republican Trading Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that sitting Republican members of United States Congress and/or their families also have reported to have invested in through public disclosures made by such Congress person. Each Fund will only focus on the equity securities purchased by members of Congress who are registered members of the Democratic Party (for the Democratic Trading Fund) or Republican Party (for the Republican Trading Fund), and their families.

Each Fund will exclude investments by any U.S. Congressperson who is not registered as a member of the Democratic Party or the Republican Party, as applicable (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus with either the Democratic Party or Republican Party).

The Adviser will obtain and use information derived by others from PTRs filed by Democratic and Republican U.S. Congresspeople and their families pursuant to the STOCK Act to determine which securities, and how much of each security, to select for a Fund. PTRs are filed with either the Senate Office of Public Records or the Clerk of the House of Representatives and made available online pursuant to the EIGA, as amended.

Each Fund will attempt to replicate the trades of equity securities of publicly traded companies made by sitting Democratic or Republican U.S. Congresspeople and/or their family members while in office. Because PTRs report a range of securities, the Adviser will adjust the relative composition of each Fund’s portfolio based on the midpoint of these ranges. To create each Fund’s initial portfolio, the Adviser will obtain and use information derived by others from PTRs filed by sitting members of Congress for the past 3 years. Purchases made during that time will be netted against any sales of the same security to create an assumed portfolio of equity securities. As the investment thesis of the Fund is to track the trading of Democratic or Republican members of Congress while in office, equity securities acquired by members of Congress prior to his or her inauguration (or the 3-year look back period) are not considered when creating the initial portfolio. Similarly, to the extent a member of Congress sells equity securities acquired prior to his or her inauguration, the Adviser will not adjust a Fund’s portfolio.

Under normal circumstances, each Fund will invest in a portfolio of between 500 and 600 equity securities. However, the number of positions held by a Fund will vary based on the number of positions traded by either Democratic or Republican U.S. Congresspeople and/or their families. The Fund will sell a security when a position is reported as being sold by a U.S. Congresspeople and/or their families. Positions reported as bought and sold on the same day in a PTR are excluded. The Fund will also exclude the underlying securities of any options contracts reported. In addition to equity securities, each Fund may also invest in sector specific mutual funds and ETFs reported on PTRs. The Adviser may also exclude

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from the portfolio de minimis trades (trades representing 1% of the overall portfolio), as such trades will have little to no economic impact on the Fund’s performance.

Each Fund is classified as a “diversified fund” under the Investment Company Act of 1940 (the "1940 Act"). To maintain its classification as a diversified fund under applicable federal laws, a Fund may invest in securities in a manner that is not reflected on publicly available PTRs. In such instances, a Fund may invest in other mutual funds or ETFs that, in the Adviser’s opinion, may replicate the return profile of the securities reported to have been traded to maintain classification as a diversified fund.

In an effort to achieve its goals, the Funds may engage in active and frequent trading.

Temporary Defensive Positions. Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse or unstable market, economic, political, or other conditions. During such times, the Funds may trade in a manner that is not reflected on publicly available PTRs and as a result may trade ahead of what is likely to be reflected in subsequent PTRs. Accordingly, the Funds may hold up to 100% of its portfolio in cash or cash equivalent positions. When a Fund takes a temporary defensive position, the Fund may not be able to pursue its investment objectives.

Principal Risks
Before investing in a Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember that, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in a Fund. The principal risks of each Fund have been previously identified and are described below.
Reporting Delay Risk. Members of Congress are required to report certain securities transactions (purchases, sales or exchanges of assets covered by the STOCK Act) totaling over $1,000 within 30 days of purchasing those securities. Accordingly, the Funds will not purchase securities at the same time as members of Congress. As a result, a Fund may purchase a security at a higher price or sell a security at a lower price than it would have if purchased or sold at the same time as the member of Congress, which may negatively affect each Fund’s performance. Additionally, there are minimal financial penalties for reporting late and it is not guaranteed that members of Congress will file PTRs on time, increasing the delay between the time of purchase of a security by a member of Congress and the time of purchase of that same security by the Fund.
Government Regulation Risk. It is possible that legislation or regulation could be enacted that limits, restricts or prevents United States Congresspeople and/or their spouses from personal securities trading. Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Fund is regulated or affect the Fund’s expenses and/or the value of the Fund’s investments. Government regulation may change frequently and may have significant adverse consequences for the Fund or its investments. It is not possible to predict fully the effects of current or future regulation.
Ethics in Government Act Risk. In implementing each Fund’s principal investment strategies, the Adviser obtains and uses information derived by others from PTRs to create an initial portfolio and to adjust the composition and weighting of securities in a Fund’s portfolio. PTRs are made available online by the EIGA, which makes it unlawful for “any person to obtain or use a [PTR] … for any commercial purpose, other than by news and communications media for dissemination to the general public[.]” The EIGA authorizes the U. S. Attorney General to bring a civil action against any person who obtains or uses a PTR for a prohibited commercial purpose, and provides that the court in which such action is brought may assess penalties. Absent a definitive determination as to whether the Adviser’s review and analysis of data for purposes of implementing the Fund’s investment strategies constitutes “obtain[ing] or us[ing]” a PTR for a prohibited “commercial purpose,” as those terms are used in the EIGA, a Fund is subject to the risk that the Adviser and/or the Fund may face legal consequences if the Adviser’s implementation of the Fund’s investment strategies is prohibited by the

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EIGA, which could potentially include monetary penalties and other liabilities or injunctions or similar orders, any or all of which could adversely impact the Fund and its shareholders or limit the ability of the Adviser to implement the Fund’s investment strategies. In addition, the Adviser and/or a Fund may face the threat (or perceived threat) of legal proceedings or other actions that could result in legal consequences. Such a threat (or perceived threat) could lead a Fund to fundamentally change its investment strategies or liquidate. The timing of any such liquidation may not be favorable and could have negative tax consequences for shareholders.
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to the Funds’ assets, customer data (including private shareholder information), or proprietary information, or cause the Funds, the Adviser (defined below), the Sub-Adviser and/or other service providers (including custodians, transfer agents and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Funds, the Adviser, the Sub-Adviser or the Funds’ other service providers, market makers, Authorized Participants or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. In an extreme case, a shareholder’s ability to redeem a Funds’ shares may be affected.
Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.
ETF Risks. Each Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have only a limited number of institutional investors that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Funds may trade at a material discount to the Funds’ NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Investors buying or selling shares of the Funds in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares of the Funds. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy shares of the Funds (the “bid” price) and the price at which an investor is willing to sell shares of the Funds (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares of the Funds based on trading volume and market liquidity, and is generally lower if the Funds’ shares have more trading volume and market liquidity and higher if Fund’s shares have little trading volume and market liquidity. Further, a relatively small investor base in the Funds, asset swings in the Funds and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of the Funds, including bid/ask spreads, frequent trading of the Funds’ shares may significantly reduce investment results and an investment in Funds shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Funds will approximate the Funds’ NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of

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market volatility. This risk is heightened in times of market volatility, periods of steep market declines and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. The market price of shares of the Funds during the trading day, like the price of any exchange-traded security, includes a “bid/ ask” spread charged by the exchange specialist, market makers or other participants that trade shares of the Funds. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, shares of the Funds will most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.
•Trading. Although shares of the Funds are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in shares of the Funds on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in shares of the Funds when extraordinary volatility causes sudden, significant swings in the market price of shares of the Funds. There can be no assurance that shares of the Funds will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for the Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.
•Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Funds’ shares trade in the secondary market, and/or result in the Funds being unable to trade certain securities or financial instruments. In these circumstances, the Funds may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies.
Small- and Mid-Cap Companies Risk. Generally, small- and mid-cap companies may have more potential for growth than companies with larger market capitalizations (“large-cap companies”). Investing in small- and mid-cap companies, however, may involve greater risk than investing in large-cap companies, and these risks are passed on to the Fund. Small- and mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies. Therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Small- and mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Adviser wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.
Market Events Risk. One or more markets in which the Funds invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 and subsequent efforts to contain its spread have resulted and may continue to result in, among other things, substantial market volatility and reduced liquidity in financial markets; exchange trading suspensions and closures; higher default rates; travel restrictions and disruptions; significant

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global disruptions to business operations and supply chains; lower consumer demand for goods and services; significant job losses and increasing unemployment; event and service cancellations and restrictions; significant challenges in healthcare service preparation and delivery; prolonged quarantines; and general concern and uncertainty. The impact of this pandemic and any other public health emergencies (such as any other epidemics or pandemics) that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Extraordinary actions taken by governments and central banks to support local and global economies and the financial markets in response to the COVID-19 pandemic may not succeed or have the intended effect, and in some cases, have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known. This crisis or other public health crises may also exacerbate other pre-existing political, social, economic, market and financial risks. In addition, the Funds may face challenges with respect to its day-to-day operations if key personnel of the Adviser or other service providers are unavailable due to quarantines, restrictions on travel, or other restrictions imposed by state or federal regulatory authorities. The duration and future impact of COVID-19 are currently unknown and cannot be determined with certainty, which may exacerbate the other risks that apply to the Funds and could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy AP transaction requests, and negatively affect the Funds’ performance.
Newer Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a mutual fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective. As a newer investment adviser, the Adviser may experience resource and capacity constraints.
Newer Fund Risk. As of the date of this Prospectus, the Funds have a limited operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies. Although the Shares in the Funds are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Funds. Further, market markers (other than lead market markers) have no obligation to make markets in the Shares and may discontinue doing so at any time without notice.
High Portfolio Turnover Risk. The Fund’s principal investment strategies involve actively trading securities, resulting in a high portfolio turnover rate, which can increase transaction costs (thus lowering performance) and taxable distributions. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund, reducing Fund returns accordingly. The portfolio turnover rate of the Fund may vary from year to year.
Active Management Risk. Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives. For longer periods of time, the Fund may hold a substantial cash position. If the market advances during periods when the fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.
Democratic Party Investing Risk. The pattern of investing by members of the Democratic Party and their spouses are often a reflection of committees on which a congressperson sits and the types of companies or trade associations lobbying members of those congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which congresspersons who are members of the Democratic Party may sit.
Republican Party Investing Risk. The pattern of investing by members of the Republican Party and their spouses are often a reflection of committees on which a congressperson sits and the types of companies or trade associations lobbying members of those congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which congresspersons who are members of the Republican Party may sit.

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Portfolio Holdings

Information about the Funds’ daily portfolio holdings is available at https://www.subversiveetfs.com/ . A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

The Funds have entered into an investment advisory agreement (“Advisory Agreement”) with Subversive Capital Advisor LLC (the “Adviser” or “Subversive”), located at 217 Centre Street, Suite 122, New York, NY, 10013. Since 2013, Subversive Capital, an affiliate under common control with the Adviser, has been a pioneering investor in emerging industries, specializing in both early and late-stage investments as well as acquisitions by special purpose acquisition companies (SPACs).

Subject to the oversight of the Board, the Adviser is responsible for the day-to-day management of the Funds in accordance with the Funds’ investment objective and policies. For the services provided to the Funds by the Adviser, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of a Fund’s average daily net assets. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”).

A discussion regarding the basis for the Board’s initial approval of the Advisory Agreement between the Adviser and the Trust will be available in the Funds’ semi-annual report dated March 31, 2023.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust (except for the Subversive Decarbonization ETF, the Subversive Food Security ETF and the Subversive Mental Health ETF) for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust (except for the Subversive Decarbonization ETF, the Subversive Food Security ETF and the Subversive Mental Health ETF).

Multi-Manager Arrangement

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. In the future, the Trust, on behalf of the Funds, and the Adviser may apply for exemptive relief from the SEC pursuant to which the Adviser would operate the Funds under a “multi-manager” structure (the “Order”). If granted by the SEC, the Order will permit the Adviser, subject to the approval of the Board, to hire or replace sub-advisers for the Funds including sub-advisers that are unaffiliated or affiliated with the Adviser, and modify any existing or future agreement with such sub-advisers without obtaining shareholder approval. The Funds would, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. Under the Order, the Adviser would have the ultimate responsibility for overseeing the Funds’ sub-advisers and would recommend to the Board the hiring, termination and replacement of sub-advisers for the Funds. If the Order is granted, it will also provide relief from certain disclosure obligations with regard to sub-advisory fees. The Funds may also rely on any other current or future laws, rules or

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regulatory guidance from the SEC or its staff applicable to the “multi-manager” structure. The sole initial shareholder of the Funds have approved the operation of the Funds under a “multi-manager” structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.

The Order, if granted, will provide the Adviser with greater efficiency in managing the Funds without incurring the expenses and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Funds under the Order will not permit management fees paid by the Funds to the Adviser to be increased without shareholder approval. If the Trust, on behalf of the Funds, and the Adviser apply for the Order in the future, there is no assurance the Order will be granted by the SEC.

Investment Sub-Adviser

The Adviser has retained Tidal Investments LLC to serve as sub-adviser. Tidal is a Delaware limited liability company whose principal office is located at 898 N. Broadway, Suite 2, Massapequa, New York 11758. Tidal is an SEC-registered investment adviser formed and registered in 2012 and provides investment research, trading, and portfolio construction services to ETF clients. Tidal is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. As of November 30, 2023, the Sub-Adviser had over $8.5 billion of discretionary client assets.

For its services, the Sub-Adviser is entitled to a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the accumulative average daily net assets of the Fund, and subject to a minimum annual fee as follows:

Fund Name	Sub-Advisory Fee	Minimum Fee
Unusual Whales Subversive Democratic Trading ETF	4.00 bps	$20,000
Unusual Whales Subversive Republican Trading ETF	4.00 bps	$20,000

A discussion regarding the basis for the Board’s initial approval of the Sub-Advisory Agreement will be available in the Funds’ first semi-annual report to shareholders after the Funds’ commencement of operations.

Portfolio Managers

Michael Auerbach
Michael Auerbach is the founder and Managing Member of the Adviser, which was formed in 2021. Mr. Auerbach is also General Partner of Subversive Capital Ventures, a director of The Parent Company (a NEO listed company), director of Canaccord Genuity (a TSX listed company), and lead independent director of Atai Holdings (a Nasdaq listed company). He previously sat on the Board of Directors of Tilray, Inc., the first Nasdaq listed global cannabis company, and holds several directorships with companies that Subversive invests in.

Mr. Auerbach serves as a partner with Albright Stonebridge Group (“ASG”), a part of Dentons Global Advisers, the global consulting firm founded by the late U.S. Secretary of State Madeleine Albright. Prior to joining ASG, Michael founded and then sold a risk consulting firm to Control Risks, a leading global risk consulting firm.

Mr. Auerbach presently sits on the boards of the Theodore C. Sorensen Center for International Peace and Justice, KiDS Board of NYU’s Hassenfeld Children’s Hospital, Next for Autism (which produces Night of Too Many Stars), FACES (Finding a Cure for Epilepsy), and Sophie Gerson Healthy Youth Foundation.

Mr. Auerbach received a M.A. in International Relations from Columbia University and a B.A. in Critical Theory from the New School for Social Research.

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Christian H. Cooper, CFA, FRM
Christian H. Cooper is a portfolio manager for Subversive Capital and the former head of interest rate derivatives trading at Jefferies in New York. Since 2013, Mr. Cooper has also been a derivatives trader and risk manager for Resconte Capital, where he authored a multi-volume series on quantitative risk management. Mr. Cooper is responsible for trading and portfolio construction and has both the Chartered Financial Analyst (CFA) and Financial Risk Manager (FRM) designations.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio managers’ ownership of Funds shares.

How to Buy and Sell Shares

Each Fund issues and redeems its shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire a Fund’s shares directly from the Fund, and only APs may tender their shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute an authorized participant agreement (“Participant Agreement”) that has been agreed to by the Distributor (defined below), and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units. Once created, the Funds’ shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell the Funds’ shares in secondary market transactions through brokers. Individual shares of the Funds are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling the Funds’ shares through a broker, you will pay or receive the market price. You may incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy the Funds’ shares and receive less than NAV when you sell those shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Investing in the Fund

For more information on how to buy and sell shares of the Funds, visit the Funds’ website at https://www.subversiveetfs.com/ or by calling the Funds toll-free at 1-800-617-0004.

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Frequent Purchases and Redemptions of Shares

Shares of the Funds are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve the Funds directly, it is unlikely that secondary market trading would cause any harmful effects of market timing, such as dilution, disruption of portfolio management, increases in the Funds’ trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds’ shares because the Funds sell and redeem their shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an AP. The Funds may impose transaction fees on such Creation Unit transactions that are designed to offset the Funds’ transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares. Direct trading by APs is critical to ensuring that the Funds’ shares trade at or close to NAV. Although the Funds impose no restrictions on the frequency of purchases and redemptions of Creation Units, the Funds and the Adviser reserve the right to reject or limit purchases at any time as described in the Funds’ SAI.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV is calculated by dividing the Funds’ net assets by its shares outstanding.

In calculating its NAV, the Funds generally value their assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. In particular, the Funds generally values equity securities traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded. If such information is not available for a security held by the Funds or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board (as described below).

Fair Value Pricing

The Adviser has been designated by the Board as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value each Fund’s securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. Generally, when fair valuing a security, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the security upon the sale of such security.

Investments by Other Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Funds.

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Distribution of Fund Shares

Dividends, Distributions and their Taxation

Dividends and Distributions

Each Fund intends to pay out dividends, if any, and distribute any net realized capital gains to their shareholders at least annually. The Funds will declare and pay capital gain distributions in cash. Your broker is responsible for distributing the income and capital gain distributions to you.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners of Funds shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized capital gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Funds’ failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Funds make distributions, when you sell your Shares listed on the Exchange; and when you purchase or redeem Creation Units (APs only).

Taxes on Distributions

Each Fund intends to distribute, at least annually, substantially all of their net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Funds owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Funds for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Funds for one year or less generally result in short-term capital gains and losses. Distributions of the Funds’ net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Funds as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

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Distributions reported by the Funds as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Funds received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the Funds.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Funds before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Funds shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.
If the Funds’ distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Shares and result in a higher capital gain or lower capital loss when the Shares are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Funds will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your Shares generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The Funds (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or

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less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of the Funds are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.

The cost basis of Shares of the Funds acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

Each Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Funds distributions and sales of Funds shares. Consult your personal tax adviser about the potential tax consequences of an investment in Funds shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

Distribution

The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in the Funds’ shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202.

Premium/Discount Information

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Each business day, the following information will be available, free of charge, on the Funds’ website at https://www.subversiveetfs.com/: (i) information for each portfolio holding that will form the basis of the next calculation of the Funds’ NAV per share; (ii) the Funds’ NAV per share, market price, and premium or discount, each as of the end of the prior business day; (iii) a table showing the number of days the Funds’ shares traded at a premium or discount during the most recently completed calendar year and the most recently completed calendar quarter since that year; (iv) a line graph showing the Funds’ share premiums or discounts for the most recently completed calendar year and the most recently completed calendar quarter since that year; (v) the Funds’ median bid-ask spread over the last thirty calendar days; and (vi) if during the past year the Funds’ premium or discount was greater than 2% for more than seven consecutive trading days, a statement that the Funds’ premium or discount, as applicable, was greater than 2% and a discussion of the factors that are reasonably believed to have materially contributed to the premium or discount.

Additional Notices

Shares of the Funds are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of shares of the Funds to be issued, nor in the determination or calculation of the equation by which shares of the Funds are redeemable. The Exchange has no obligation or liability to owners of shares of the Funds in connection with the administration, marketing, or trading of the shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.

Other Information

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, administrator and distributor, who provide services to the Funds. Shareholders of the Funds are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce such contractual arrangements against the service providers or to seek any remedy under such contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. None of this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Closing the Fund. The Board of Trustees retains the right to close the Funds (or partially close the Funds) to new purchases if it is determined to be in the best interest of shareholders. Based on market and each Fund’s condition, and in consultation with the Adviser, the Board of Trustees may decide to close the Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time. If the Funds are closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

The Funds reserve the right to cease operations and liquidate at any time. See “Liquidation of the Fund” in the SAI for additional information.

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Financial Highlights

The financial highlights table below is intended to help you understand financial performance for shares of each Fund since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Annual Reports, which is available upon request.

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Unusual Whales Subversive Democratic Trading ETF	For the Period Inception(1) through September 30, 2023
For a Fund share outstanding throughout the period.
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.10
Net realized and unrealized gain on investments	1.83
Total from investment operations	1.93

LESS DISTRIBUTIONS FROM:
Net investments income	—
Net realized gains	—
Total distributions paid	—
Net Asset Value, end of period	$26.93

Total Return, at NAV(3)	7.72%
Total Return, at Market(3)	7.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,426

Ratio of expenses to average net assets(4)(5)	0.75%
Ratio of net investment income to average net assets(4)(5)	0.57%
Portfolio Turnover Rate(3)(6)(7)	44%
(1)Commencement date of the Fund was February 6, 2023.
(2)Calculated based on average shares outstanding during the period.
(3)Not annualized for period less than one year.
(4)Annualized for period less than one year
(5)These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(6)Excludes impact of in-kind transactions.
(7)The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

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Unusual Whales Subversive Republican Trading ETF	For the Period Inception(1) through September 30, 2023
For a Fund share outstanding throughout the period.
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.21
Net realized and unrealized loss on investments	(0.53)
Total from investment operations	(0.32)

LESS DISTRIBUTIONS FROM:
Net investments income	—
Net realized gains	—
Total distributions paid	—
Net Asset Value, end of period	$24.68

Total Return, at NAV(3)	-1.30%
Total Return, at Market(3)	-1.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,935

Ratio of expenses to average net assets(4)(5)	0.75%
Ratio of net investment income to average net assets(4)(5)	1.32%
Portfolio Turnover Rate(3)(6)(7)	46%
(1)Commencement date of the Fund was February 6, 2023.
(2)Calculated based on average shares outstanding during the period.
(3)Not annualized for period less than one year.
(4)Annualized for period less than one year
(5)These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(6)Excludes impact of in-kind transactions.
(7)The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

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INVESTMENT ADVISER:
Subversive Capital Advisor LLC
217 Centre Street, Suite 122
New York, NY 10013

INVESTMENT SUB-ADVISER:
Tidal Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

DISTRIBUTOR:
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

CUSTODIAN:
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL:
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20036

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PRIVACY NOTICE

The Funds collect non-public information about you that the law allows or requires them to have in order to conduct their business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about their shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires their third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

With respect to the Funds, issues and redemptions of their shares at net asset value (“NAV”) occur only in large aggregations of a specified number of shares (e.g., 25,000) called “Creation Units.” Only Authorized Participants (“APs”) may acquire shares directly from an ETF, and only APs may tender their ETF shares for redemption directly to the ETF, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Funds’ distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units.

Because of this structure, the Funds do not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any ETFs, and consequently is not required by Regulation S-P to deliver a notice of the Funds’ privacy policy to any ETF shareholders.

Unusual Whales Subversive Democratic Trading ETF
Unusual Whales Subversive Republican Trading ETF
Each a series of Series Portfolios Trust (the “Trust”)

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of each Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during their most recently completed fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at wwww.subversive.com/etfs. You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-800-617-0004 or by writing to:

Subversive Capital ETFS
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
https://www.subversiveetfs.com/

Reports and other information about the Funds are also available:

•Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at https://www.sec.gov; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-23084)

STATEMENT OF ADDITIONAL INFORMATION

January 31, 2024

Subversive Decarbonization ETF (DKRB)
Listed on Cboe BZX Exchange, Inc.

Subversive Food Security ETF (KCAL)
Listed on Cboe BZX Exchange, Inc.

Subversive Mental Health ETF (SANE)
Listed on Cboe BZX Exchange, Inc.

Subversive Capital ETFs
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-617-0004

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus of the Subversive Decarbonization ETF, Subversive Food Security ETF, and Subversive Mental Health ETF (each a “Fund” and together, the “Funds”), each a series of Series Portfolios Trust (the “Trust”), dated January 31, 2024, as may be supplemented from time to time, which is incorporated by reference into this SAI.

You may obtain a copy of the Prospectus without charge by contacting the Funds c/o U.S. Bank Global Fund Services at the address or telephone number listed above. The Funds’ audited financial statements and notes thereto for the fiscal year ended September 30, 2023, and the unqualified opinions of Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, on such financial statements are included in the Funds’ Annual Report to shareholders for the fiscal period ended September 30, 2023, and are incorporated by reference into this SAI. A copy of the Funds’ Annual and Semi-Annual Report to shareholders may be obtained, without charge, upon request by contacting U.S. Bank Global Fund Services at the address or telephone number listed above, or by visiting the Funds’ website at https://www.subversiveetfs.com/.

THE TRUST

The Trust is a Delaware statutory trust organized on July 27, 2015, and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Declaration of Trust, as amended and/or restated to date (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to these Funds.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds’ assets for any Trustee or Trust officer held personally liable for obligations of the Funds or the Trust. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible claims and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds itself is unable to meet its obligations.

The Declaration of Trust provides that the Trust shall not in any way be bound or limited by present or future laws or customs in regard to trust investments. The Declaration of Trust provides that a Trustee or officer shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees, as trustees of a registered investment company, may have a number of duties ascribed to them under the Investment Company Act of 1940, as amended (the “1940 Act”) and the foregoing provisions are not intended to eliminate or alter those duties.

The Declaration of Trust provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. The Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Trustees. The Declaration of Trust details conditions that must be met with respect to the demand, including the requirement that 10% of the outstanding Shares of the Fund who are eligible to bring such derivative action under the Delaware Statutory Trust Act join in the demand for the Trustees to commence such derivative action and that the shareholder making a pre-suit demand on the Board undertakes to reimburse the Fund for the expense of any advisers that the Board hires in its investigation of the demand, in the event the Board determines not to bring the action. The demand requirements set out in Delaware law and the Declaration of Trust, as described above, do not apply to shareholder actions alleging violations of the federal securities laws.

Additionally, the Declaration of Trust provides that the Court of Chancery of the State of Delaware, to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware shall be the exclusive forum in which certain types of litigation may be brought, which may require shareholders to have to bring an action in an inconvenient or less favorable forum. This exclusive forum provision does not apply to claims arising under the federal securities laws because the Securities Act of 1933 (the "Securities Act") and the 1940 Act allow claims to be brought in state and federal courts and the Securities Exchange Act of 1934 requires claims to be brought exclusively in federal court. The Declaration of Trust provides that shareholders waive any and all right to trial by jury in any claim, suit, action or proceeding.

Pursuant to the Declaration of Trust, to the extent that, at law or in equity, a Trustee or officer of the Trust has duties (including fiduciary duties) and liabilities relating thereto to the Trust, the shareholders or to any other person, such Trustee or officer acting under the Declaration of Trust shall not be liable to the Trust, the shareholders or to any other person for his or her good faith reliance on the provisions of the Declaration of Trust. Notwithstanding the foregoing, nothing in the Declaration of Trust modifying, restricting, or eliminating the duties or liabilities of the Trustees shall apply to or in any way limit the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons of matters arising under the federal securities laws.

The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.
Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at https://www.sec.gov/.

Subversive Capital Advisor LLC (the “Adviser”) serves as the investment adviser to the Funds. Except for the Unusual Whales Subversive Democratic Trading ETF and the Unusual Whales Subversive Republican Trading ETF, the Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.

INVESTMENT POLICIES AND RISKS

Each Fund’s principal investment strategies utilized by the Adviser and the principal risks associated with the same are set forth in the Funds’ Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Funds may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Prospectus, should not be considered to be a principal strategy (or related risk) applicable to each Fund. The following strategies and risks apply to each Fund directly or indirectly through its investments in derivatives.

Information Regarding the Fund’s Investment Strategies and Risks
NON-DIVERSIFICATION
Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its total assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. This may have an adverse effect on a Fund’s performance or subject a Fund’s shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as a Fund grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components of a Fund’s portfolio.

Although the Funds are non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” (“RIC”) for purposes of the Code. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objective. To qualify as a RIC under the Code, each Fund must meet the Diversification Requirement described in the section titled “Federal Income Taxes” in this SAI.
General Risks
The value of each Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.
There can be no guarantee that a liquid market for the securities held by the Funds will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting a Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact a Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value (“NAV”), cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.
Recent Events. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the pandemic caused by COVID‑19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Funds’ performance.

DESCRIPTION OF PERMITTED INVESTMENTS
The following are descriptions of a Fund’s permitted investments and investment practices and the associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund’s investment objective and permitted by a Fund’s stated investment policies.
Borrowing
Although the Funds do not intend to borrow money, each Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Funds may borrow up to one-third (1/3) of its total assets. The Funds will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Depositary Receipts
To the extent a Fund invests in stocks of foreign corporations, the Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.
Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
The Funds will not invest in any unlisted depositary receipts or any depositary receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, each Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.
Equity Securities
Equity securities, such as the common stock of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of a Fund’s shares to decline.

An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of shares).
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
When-issued securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, each Fund may miss the opportunity to obtain the security at a favorable price or yield. When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Funds do not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.
Types of Equity Securities:
Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Small- and Mid-Capitalization Companies — The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Micro-Cap Companies — The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. Some micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the Funds’s estimate of the company’s current worth, also involve increased risk.
Large Capitalization Companies — Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.
Tracking Stocks — A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Investments in Other Investment Companies
Each Fund may invest in shares of other investment companies, including exchange-traded funds (“ETFs”) and business development companies (“BDCs”). As the shareholder of another ETF, the Funds would bear, along with other shareholders, its pro rata portion of the other ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses a Fund pays in connection with its own operations. A Fund’s investment in other ETFs may be limited by applicable law.
Disruptions in the markets for the securities underlying ETFs purchased or sold by the Funds could result in losses on investments in ETFs. ETFs also carry the risk that the price a Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of the Funds’ NAV. Each Fund may also invest in ETFs and other investment companies that seek to return the inverse of the performance of an underlying index on a daily, monthly, or other basis, including inverse leveraged ETFs.
Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund investments will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The NAV and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.
BDCs are specialized closed-end funds that trade like stocks. Shares of BDCs are not priced at the NAV of their underlying portfolio holdings, but instead trade like stocks at the market price, which may be at a price above or below their NAV. The 1940 Act imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. Government securities and high quality debt investments that mature in one year or less. The risks of owning a BDC generally reflect the risks of owning its underlying investments. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. Risks may include, but are not limited to, credit and investment risk, market and valuation risk, price volatility risk, liquidity risk and interest rate risk. When a Fund invest in BDCs, shareholders of the Fund indirectly bear a proportionate share of the BDC’s fees and expenses, as well as their share of the Fund fees and expenses. As a result, an investment by the Funds in an BDC could cause the Funds’ operating expenses (taking into account indirect expenses such as the fees and expenses of the BDC) to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the instruments held by the BDC.
The Funds’ investments in ETFs and BDCs are subject to applicable limitations under Section 12(d)(1) of the 1940 Act and Rule 12d1-4 under the 1940 Act. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that the Funds, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.
If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of the Fund’s shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.
Each Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2341 of the Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Additionally, the Funds may rely on exemptive relief issued by the SEC to other registered funds, including ETFs, or Rule 12d1-4 under the 1940 Act to invest in such other funds in excess of the limits of Section 12(d)(1) if the Fund complies with the terms and conditions of such exemptive relief or rule.
Illiquid Investments
Each Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of the Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and the Fund’s policies and procedures.
A Fund may not be able to sell illiquid investments when the Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid investments may have an adverse impact on NAV.
The Funds have implemented a written liquidity risk management program and related procedures (“Liquidity Program”) that is reasonably designed to assess and manage the Funds’ “liquidity risk” (defined by the SEC as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The adoption of the Liquidity Program is not a guarantee that a Fund will have sufficient liquidity to satisfy its redemption requests, as they relate to all market conditions or that redemptions can be effected without diluting remaining investors in the Funds.
Non-U.S. Securities
Each Fund may invest in non-U.S. equity securities, including securities listed and traded in emerging markets. Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares may trade on days when foreign exchanges are closed. Each of these factors can make an investment in the Fund more volatile and potentially less liquid than other types of investments.
Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, the Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.
Each Fund may invest directly or indirectly in the securities of issuers in emerging market countries. Securities of issuers in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation, or currency devaluation.

Other Short-Term Instruments
Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Real Estate Investment Trusts (“REITs”)
A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.
REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Repurchase Agreements
Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Funds and is unrelated to the interest rate on the underlying instrument.
In these repurchase agreement transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of the Fund’s net assets will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.
The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Funds may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and, therefore, the Funds may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
Securities Lending
Each Fund may lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. Each Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund’s loans permit it to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Funds may pay fees to arrange for securities loans.

The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Funds may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Funds may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the Funds may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.
Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that the Funds may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.
Special Purpose Acquisition Companies
Each Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expense, and any warrants issued by the SPAC will expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, may be traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.
Swap Agreements
Each Fund intends to enter into swap agreements, including, but not limited to, total return swaps, index swaps, and interest rate swaps. Each Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested in a basket of securities representing a particular index).
Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. Because they are two-party contracts which may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap.
Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If a swap counterparty defaults, the Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and the Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.
The use of swap agreements is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
U.S. Government Securities
Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass- through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi- annually and repay the principal at maturity.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S.

Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

INVESTMENT RESTRICTIONS

The investment restrictions applicable to each Fund are set forth below and are either fundamental or non-fundamental. Fundamental restrictions may not be changed without a majority vote of shareholders as required by the 1940 Act. Non-fundamental policies or restrictions may be changed by the Board without shareholder approval.

Fundamental Investment Restrictions

The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy:

1.Each Fund may not lend money or other assets except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.Each Fund may not borrow money, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.Each Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.Each Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that (i) the Subversive Decarbonization ETF will, under normal circumstances, concentrate its investments in the securities of issuers in the energy group of industries, and (ii) the Subversive Food Security ETF will, under normal circumstances, concentrate its investments in the securities of issuers in the food and agriculture group of industries. Each Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) tax-exempt obligations of state or municipal governments and their political subdivisions; (iii) securities of other investment companies; and (iv) repurchase agreements.

5.Each Fund may not purchase or sell real estate, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority (although each Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as REITs).

6.Each Fund may not buy or sell commodities or commodity (futures) contracts, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.Each Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority, and except to the extent that the Funds may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

8.Each Fund may not make investments for the purpose of exercising control or acquiring management of a company.

Percentage and Rating Restrictions

Except with respect to borrowing, all percentage or rating restrictions on an investment or use of assets set forth herein or in the Prospectus are adhered to at the time of investment. Later changes in the percentage or rating resulting from any cause other than actions by a Fund will not be considered a violation of a Fund’s investment restrictions. If the value of a Fund’s holdings of illiquid investments at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions are appropriate to maintain adequate liquidity.

Additional Information Regarding Fundamental Investment Restrictions

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Lending. The 1940 Act does not prohibit a fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.

For purposes of the Funds’ fundamental investment restriction with respect to lending, the entry into repurchase agreements, lending securities and acquiring of debt securities shall not constitute loans by the Fund.

Senior Securities and Borrowing. The 1940 Act prohibits a Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of a Fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). In the event that such asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%. Asset coverage means the ratio that the value of a fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” In addition, Rule 18f-4 under the 1940 Act permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of Rule 18f-4.

Concentration. The SEC staff has defined concentration as investing 25% or more of a fund’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions. The SEC staff has further maintained that a fund should consider the underlying investments, where easily determined, of investment companies in which the fund is invested when determining concentration of the fund. For purposes of the Fund’s concentration policy, each Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance. In this regard, the Adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Adviser may, but need not, consider industry classifications provided by third parties.

Non-Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, an investment company is a “diversified company” if, as to 75% of its total assets, it does not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the investment company. For purposes of each Fund’s diversification policy, the identification of the issuer of a security may be determined in any reasonable manner, consistent with SEC guidance. Each Fund is non-diversified, which means that there is no restriction under the 1940 Act on how much a Fund may invest in the securities of one issuer. As a non-diversified investment company, each Fund may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

Underwriting. The 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap.

Commodities. The 1940 Act neither permits nor prohibits a fund from investing in commodities or commodity (futures) contracts. The Funds do not currently intend to invest in commodities or commodity (futures) contracts.

PORTFOLIO TURNOVER

The frequency of a Fund’s portfolio transactions (the portfolio turnover rate) will vary from year to year depending on many factors. Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. The Funds’ portfolio turnover rates for the most recent fiscal period ended September 30 were as follows:

Fund	2023
Subversive Decarbonization ETF(1)	356%
Subversive Food Security ETF(1)	244%
Subversive Mental Health ETF (2)	206%
(1) For the period December 21, 2022 (the Fund’s inception) to September 30, 2023.
(2) For the period December 22, 2022 (the Fund’s inception) to September 30, 2023.

PORTFOLIO HOLDINGS INFORMATION
The Trust’s Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. A Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the in-kind creation basket and the in-kind redemption basket is publicly disseminated daily prior to the opening of the Exchange (as defined below) via the National Securities Clearing Corporation (“NSCC”).
Greater than daily access to information concerning each Fund’s portfolio holdings will be permitted (i) to certain personnel of service providers to the Funds involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Funds’ service providers who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course, agreements with the Funds, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information may also be disclosed (i) to other entities that provide services to the Funds, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to the Funds and (ii) generally after it has been disseminated to the NSCC.

Each Fund will disclose its complete portfolio holdings in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year-end, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.
No person is authorized to disclose any of a Fund’s portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with this policy. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.
EXCHANGE LISTING AND TRADING
A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.
The shares of each Fund are listed on the Cboe BZX Exchange, Inc. (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Fund’s NAV per share. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Fund will continue to be met.
The Exchange will consider the suspension of trading in, and will initiate delisting procedures of, the shares of the Fund under any of the following circumstances: (1) if the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) if the Fund no longer complies with the relevant requirements in the Exchange’s rules; (3) if, following the initial twelve-month period beginning upon the commencement of trading of the Fund on the Exchange, there are fewer than 50 record and/or beneficial holders of the shares; or (4) such other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.
The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s NAV per share is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.

TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the management and operations of the Trust. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, principal occupations during the past five years and other directorships are set forth in the table below. Unless noted otherwise, the principal business address of each Trustee is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1)
Koji Felton (born 1961)	Trustee	Indefinite Term; Since September 2015.	Retired.	5	Independent Trustee, Listed Funds Trust (52 portfolios) (Since 2019).
Debra McGinty-Poteet (born 1956)	Trustee	Indefinite Term; Since September 2015.	Retired.	5	Lead Independent Trustee, F/m Funds Trust (4 portfolios) (2015-2023).
Daniel B. Willey (born 1955)	Trustee	Indefinite Term; Since September 2015.	Retired.	5	None

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Interested Trustee
Elaine E. Richards(3) (born 1968)	Chair, Trustee	Indefinite Term; Since July 2021	Senior Vice President, U.S. Bank Global Fund Services (since 2007).	5	None
Officers of the Trust
Ryan L. Roell (born 1973)	President and Principal Executive Officer	Indefinite Term; Since July 2019.	Vice President, U.S. Bank Global Fund Services (since 2005).	Not Applicable	Not Applicable
Douglas Schafer (born 1970)	Vice President, Treasurer and Principal Financial Officer	Indefinite Term; Since November 2023.	Assistant Vice President, U.S. Bank Global Fund Services (since 2002).	Not Applicable	Not Applicable
Donna Barrette (born 1966)	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since November 2019.	Senior Vice President and Compliance Officer, U.S. Bank Global Fund Services (since 2004).	Not Applicable	Not Applicable
Adam W. Smith (born 1981)	Secretary	Indefinite Term; Since June 2019.	Vice President, U.S. Bank Global Fund Services (since 2012).	Not Applicable	Not Applicable
Richard E. Grange (born 1982)	Assistant Treasurer	Indefinite Term; Since October 2022.	Officer, U.S. Bank Global Fund Services (since 2017).	Not Applicable	Not Applicable
Leone Logan (born 1986)	Assistant Treasurer	Indefinite Term; Since October 2023.	Officer, U.S. Bank Global Fund Services (since 2022); Senior Financial Reporting Analyst, BNY Mellon (2014 - 2022).	Not Applicable	Not Applicable
(1)The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)As of the date of this SAI, the Trust was comprised of 19 portfolios (including the Funds which are each managed by the Adviser) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.
(3)Ms. Richards, as a result of her employment with U.S. Bancorp Fund Services, LLC, which acts as transfer agent, administrator, and fund accountant to the Trust, is considered to be an “interested person” of the Trust, as defined by the 1940 Act.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this SAI. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer provides reports as to financial reporting matters and the President provides reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established two standing committees, a Governance and Nominating Committee and an Audit Committee, which also serves as the Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees.” The Board is comprised of one Interested Trustee and three Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates. The Governance and Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees. The Chair of the Board is an Interested Trustee. The Board has determined not to appoint a lead Independent Trustee; however, the Independent Trustees are advised by independent counsel. The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Chair of the Board positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. The Board reviews its structure and the structure of its committees annually. Given the specific characteristics of the Trust, as described above, the Board has determined that the structure of the Interested Chair, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the CCO to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Koji Felton. Mr. Felton has served as a Trustee since 2015 and has substantial experience with the mutual fund industry and familiarity with federal securities laws and regulations. Mr. Felton’s prior experience includes serving as Director and Counsel for KKR Credit Advisors LLC, the asset manager arm of Kohlberg Kravis Roberts & Co. L.P. (2013 - 2015). Prior to that Mr. Felton served as counsel in the Financial Services Group at Dechert LLP from (2011 - 2013), as well as in various capacities, and ultimately as Senior Vice President and Deputy General Counsel for mutual funds, at Charles Schwab & Co., Inc. (1998 – 2011). Mr. Felton also worked as a staff attorney and served as an Enforcement Branch Chief for the San Francisco District Office of the SEC (1992 - 1998). Mr. Felton began his career as a litigation associate specializing in securities and banking litigation at Shearman & Sterling (1986 - 1992).

Debra McGinty-Poteet. Ms. McGinty-Poteet has served as a Trustee since 2015 and has significant mutual fund industry experience, including her current and prior experience on mutual fund boards.Ms. McGinty-Poteet also served as Lead Independent Trustee and Chair of the Audit Committee for F/m Funds Trust (2015 – 2023). Prior to becoming a Trustee of the Trust, Ms. McGinty-Poteet served as the President, Chair of the Board, and Interested Trustee for Brandes Investment Trust where she also oversaw the proprietary and sub-advisory mutual fund business for Brandes Investment Advisors (1999 – 2012). Ms. McGinty-Poteet previously served as Chief Operating Officer of North American Trust Company (1997 – 1998); Global Managing Director of Mutual Funds at Bank of America (1992 – 1996); and in various capacities, and ultimately as Global Head of Mutual Funds, at Security Pacific Bank (1982 – 1992).

Daniel Willey. Mr. Willey has served as a Trustee since 2015 and has significant work history and experience in the investment management industry. As a chief compliance officer, Mr. Willey has valuable experience in an oversight role and in working with regulatory compliance matters. Mr. Willey served as the Chief Compliance Officer of the United Nations Joint Staff Pension Fund (2009-2017). Prior to this role, Mr. Willey served as the Chief Operating and Chief Compliance Officer of Barrett Associates, Inc. (investment adviser and affiliate of Legg Mason) (2007 – 2009); President and Chief Executive Officer of TIMCO, Citigroup Asset Management (2004 – 2006); Head Equity Trader of TIMCO (1994 – 2004); Vice President, Shawmut National Bank (1992 – 1994); Investment Officer, State

of Connecticut (1990 – 1992); Vice President, Bank of New England (Connecticut Bank & Trust) (1981 – 1990); Registered Representative, Tucker Anthony and R.L. Day, Inc. (1979 – 1981); and Assistant Analyst, The Travelers Insurance Company (1977 – 1979).

Elaine Richards. Ms. Richards has served as a Trustee since 2021 and has over 25 years of experience, knowledge, and understanding of the mutual fund industry. Ms. Richards currently serves as a Senior Vice President of U.S. Bank Global Fund Services and has extensive experience in the 1940 Act, securities law in general and SEC compliance and regulatory matters. In addition, Ms. Richards has extensive experience in the oversight of regulatory examinations and providing support and assistance to mutual fund clients implementing new regulatory requirements. Prior to joining U.S. Bank Global Fund Services, Ms. Richards was Vice President and senior counsel at Wells Fargo Funds Management.

Trust Committees

The Trust has two standing committees: the Governance and Nominating Committee and the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).

The Governance and Nominating Committee, comprised of all the Independent Trustees, is responsible for making recommendations to the Board regarding various governance-related aspects of the Board’s responsibilities and seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Governance and Nominating Committee will consider nominees nominated by shareholders. Recommendations by shareholders for consideration by the Governance and Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust Bylaws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust no less than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. During the Funds’ fiscal period ended September 30, 2023, the Governance and Nominating Committee met once.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting. During the Funds’ fiscal period ended September 30, 2023, the Audit Committee met once with respect to the Funds.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

Trustee Ownership of Fund Shares and Other Interests

No Trustee beneficially owned shares of a Fund as of December 31, 2023. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Fund’s principal underwriter, or any of their affiliates as of the same date.

Compensation

The Independent Trustees each receive an annual retainer of $50,000. Prior to January 1, 2023, the Independent Trustees received an annual retainer of $40,000. Independent Trustees may receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required. Independent Trustees will also be reimbursed for expenses in connection with each Board meeting attended. These reimbursements will be allocated among applicable portfolios of the Trust. Trustee compensation disclosed in the table does not include these reimbursements. The Trust has no pension or retirement plan. Pursuant to the Advisory Agreement (as defined below), the Adviser has agreed to pay all expenses of each Fund, except those specified in the Prospectus. As a result, Independent Trustees are compensated out of the unified management fee paid to the Adviser by the Funds. The Trust does not pay any fees to, or reimburse expenses of, the Interested Trustee.

Set forth below is the compensation received by the following Independent Trustees for the fiscal year ending September 30, 2023:

Name of Person/ Position	Aggregate Compensation From the Funds(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and the Trust(2) Paid to Trustees
Koji Felton, Independent Trustee	$4,290	None	None	$37,500
Debra McGinty Poteet, Independent Trustee	$4,290	None	None	$37,500
Daniel Willey, Independent Trustee	$4,290	None	None	$37,500
(1)Trustees’ fees and expenses are allocated among the Funds and all other series comprising the Trust.
(2)For the fiscal period ending September 30, 2023, the Trust was comprised of 19 portfolios (including the Funds which are each managed by the Adviser) managed by unaffiliated investment advisers. For the period ended September 30, 2023, aggregate Independent Trustees’ compensation amounted to $112,500.

Codes of Ethics

The Trust, the Adviser and the distributor have each adopted a separate code of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions, personnel of the Adviser and distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board’s continuing oversight. The Trust’s Proxy Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Funds and their respective shareholders. The Trust Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s proxy policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted proxy policies, which may be amended from time to time. In voting proxies, the Adviser is guided by fiduciary principles. All proxies are to be voted solely in the best interests of the beneficial owners of the securities. A copy of the Adviser’s proxy voting policies and procedures is attached to this SAI as Appendix A.

The Trust is required to file a Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Funds is available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at https://www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or is known by the Trust to own beneficially 5% or more of any class of the outstanding shares of any class of a Fund. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

As of December 31, 2023, the following shareholders owned 5% or more of the outstanding shares of a Fund:

Subversive Decarbonization ETF

Name and Address	% Ownership	Type of Ownership
J.P. Morgan Securities LLC/JPMC 383 Madison Avenue New York, NY 10179	53%	Record
Goldman Sachs Asset Management, L.P. 200 West Street New York, NY 10282	30%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	7%	Record

Subversive Food Security ETF

Name and Address	% Ownership	Type of Ownership
Goldman Sachs Asset Management, L.P. 200 West Street New York, NY 10282	51%	Record
J.P. Morgan Securities LLC/JPMC 383 Madison Avenue New York, NY 10179	30%	Record
National Financial Services LLC 200 Liberty Street New York, NY 10281	8%	Record

Subversive Mental Health ETF

Name and Address	% Ownership	Type of Ownership
Goldman Sachs Asset Management, L.P. 200 West Street New York, NY 10282	52%	Record
J.P. Morgan Securities LLC/JPMC 383 Madison Avenue New York, NY 10179	39%	Record

As of December 31, 2023, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of a Fund.

THE FUNDS’ INVESTMENT ADVISER

As stated in the Prospectus, investment advisory services are provided to the Funds by Subversive Capital Advisor LLC, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Mr. Michael Auerbach is a control person of the Adviser by virtue of his 100% ownership of the Adviser.

As compensation, each Fund will pay the Adviser a monthly unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.75% of the Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser.

The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of each Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

The Funds’ unified management fees paid for the most recent fiscal period ended September 30 were as follows:

Fund	2023
Subversive Decarbonization ETF(1)	$3,615
Subversive Food Security ETF(1)	$3,470
Subversive Mental Health ETF (2)	$3,558
(1) For the period December 21, 2022 (the Fund’s inception) to September 30, 2023.
(2) For the period December 22, 2022 (the Fund’s inception) to September 30, 2023.

Multi-Manager Arrangement

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. In the future, the Trust, on behalf of the Funds, and the Adviser may apply for exemptive relief from the SEC pursuant to which the Adviser would operate each Fund under a “multi-manager” structure (the “Order”). If granted by the SEC, the Order will permit the Adviser, subject to the approval of the Board, to hire or replace sub-advisers for a Fund including sub-advisers that are unaffiliated or affiliated with the Adviser, and modify any existing or future agreement with such sub-advisers without obtaining shareholder approval. The Funds would, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. Under the Order, the Adviser would have the ultimate responsibility for overseeing the Funds’ sub-advisers and would recommend to the Board the hiring, termination and replacement of sub-advisers for a Fund. If the Order is granted, it will also provide relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Funds may elect to disclose the aggregate fees payable to the Adviser and wholly-owned subadvisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Adviser or its parent company, other than wholly-owned sub-advisers. The Funds may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the “multi-manager” structure. The sole initial shareholder of each Fund has approved the operation of the Funds under a “multi-manager” structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.

The Order, if granted, will provide the Adviser with greater efficiency in managing the Funds without incurring the expenses and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Funds under the Order will not permit management fees paid by the Funds to the Adviser to be increased without shareholder approval. If the Trust, on behalf of the Funds, and the Adviser apply for the Order in the future, there is no assurance the Order will be granted by the SEC. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential sub-advisers or their affiliates, which may create a conflict of interest. However, in making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the sub-adviser’s investment process, risk management, and historical performance with the goal of retaining sub-advisers for the Funds that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over the course of time.

The Adviser does not consider any other relationship it or its affiliates may have with a sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a sub-adviser or its affiliates when making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement.

Sub-Adviser

Tidal Investments LLC (“Tidal” or the “Sub-Adviser”), a Delaware limited liability company located at 898 N. Broadway, Suite 2, Massapequa, New York 11758, serves as the sub-adviser to the Funds. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of each Fund’s respective Index, subject to the supervision of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the accumulative average daily net assets of each Fund, and subject to a minimum annual fee as follows:

Fund Name	Sub-Advisory Fee	Minimum Fee
Subversive Decarbonization ETF	4.50 bps	$25,000
Subversive Food Security ETF	4.50 bps	$25,000
Subversive Mental Health ETF	4.00 bps	$20,000

PORTFOLIO MANAGERS
Investment Adviser

Mr. Michael Auerbach and Mr. Christian H. Cooper, CFA, FRM, serve as Portfolio Managers for each Fund and are primarily responsible for the day-to-day management of the Funds. Information regarding other accounts managed by Mr. Auerbach and Mr. Cooper as of September 30, 2023 is set forth below.

Michael Auerbach

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$14.4 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Christian H. Cooper, CFA, FRM

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$14.4 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Compensation

The Fund’s Portfolio Managers receive a fixed salary with the potential for bonuses tied to performance, which may include the performance of the Funds. In addition, as the 100% owner of the Adviser, Mr. Auerbach’s compensation is also tied to the overall performance of the Adviser.

Conflicts of Interest

Material conflicts of interest that may arise in connection with the portfolio managers’ management of the Fund’s investments and investments of other accounts managed by the portfolio managers include conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed. The Adviser maintains investment, trade allocation, and account valuation (including fair valuation) policies and procedures to address and mitigate such conflicts of interest.

Additional information about potential conflicts of interest is set forth in Part 2A of the Adviser’s Form ADV, which is available on the SEC’s website (adviserinfo.sec.gov).

Ownership of Shares of the Funds

The following tables set forth the dollar range of securities of each Fund beneficially owned by the portfolio managers as of September 30, 2023.

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned (None, $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001 - $500,000; $500,001-$1,000,000; Over $1,000,000)
Christian Cooper	Subversive Decarbonization ETF	None
	Subversive Food Security ETF	None
	Subversive Mental Health ETF	None
Michael Auerbach	Subversive Decarbonization ETF	None
	Subversive Food Security ETF	None
	Subversive Mental Health ETF	None

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Funds. Fund Services provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of each Fund’s shares.

Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from the Funds, a fee based on the Funds’ current average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses. Fund Services also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

The Funds’ Administration fees for the most recent fiscal period ended September 30, which are paid by the Adviser, were as follows:

Fund	2023(1)
Subversive Decarbonization ETF(1)	$47,809
Subversive Food Security ETF(1)	$47,790
Subversive Mental Health ETF (2)	$47,679
(1) For the period December 21, 2022 (the Fund’s inception) to September 30, 2023.
(2) For the period December 22, 2022 (the Fund’s inception) to September 30, 2023.

Custodian

U.S. Bank National Association is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust. For its services, the Custodian receives a monthly fee based on a percentage of a Fund’s assets, in addition to certain transaction based fees, and is reimbursed for out of pocket expenses. The Custodian’s address is 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. Fund Services, the Custodian, and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, WI 53202, is the independent registered public accounting firm for the Funds and performs an annual audit of the Fund’s financial statements.

Goodwin Procter LLP, 1900 N Street, NW, Washington, DC 20036, serves as legal counsel to the Trust and to the independent trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute each Fund’s portfolio transactions. Purchases and sales of securities on an exchange are affected through brokers that charge a commission while purchases and sales of securities in the over-the-counter market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction. Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price. The price of over-the-counter securities usually includes an undisclosed commission or markup.

In selecting brokers or counterparties for the Funds, the Adviser will use its best judgment to choose the brokers most likely to provide “best execution.” Brokers are selected on the basis of an evaluation by the

Adviser of the overall value and quality of the brokerage services provide by such firms to clients of the Adviser, including the Funds. Such service and characteristics may include, but are not limited to: commission rates charged by the broker and the ability to minimize overall costs to the Adviser’s clients; possible adverse market impact of the order and/or the Adviser’s opinion of which broker is best able to handle the order to minimize adverse market impact; execution capability and expertise; responsiveness; trading infrastructure; and ability to accommodate any special execution orders or handling requirements. The Adviser’s choice of brokers and best execution is subject to periodic, ongoing review by the Adviser.

In selecting brokers, the Adviser does not have an obligation to seek the lowest available cost, but rather may consider all relevant factors, including those noted above. As a result, the Adviser may pay transaction costs that would be higher than the Adviser may be able to obtain through another broker.

Section 28(e) of the Securities Exchange Act of 1934, as amended, is a “safe harbor” that permits an investment manager to use commissions or “soft dollars” to obtain research and brokerage services that provide lawful and appropriate assistance in the investment decision-making process. The Adviser will limit the use of “soft dollars” to obtain research and brokerage services to services which constitute research and brokerage within the meaning of Section 28(e). Research services within Section 28(e) may include, but are not limited to, research reports (including market research); certain financial newsletters and trade journals; software providing analysis of securities portfolios; corporate governance research and rating services; attendance at certain seminars and conferences; discussions with research analysts; meetings with corporate executives; consultants’ advice on portfolio strategy; data services (including services providing market data, company financial data and economic data); advice from brokers on order execution; and certain proxy services. Brokerage services within Section 28(e) may include, but are not limited to, services related to the execution, clearing and settlement of securities transactions and functions incidental thereto (i.e., connectivity services between an investment manager and a broker-dealer and other relevant parties such as custodians); trading software operated by a broker-dealer to route orders; software that provides trade analytics and trading strategies; software used to transmit orders; clearance and settlement in connection with a trade; electronic communication of allocation instructions; routing settlement instructions; post trade matching of trade information; and services required by the SEC or a self-regulatory organization such as comparison services, electronic confirms or trade affirmations.

For the fiscal period ended September 30, the Funds paid the following in aggregate brokerage commissions:

Fund	2023
Subversive Decarbonization ETF(1)	$5,846
Subversive Food Security ETF(1)	$2,183
Subversive Mental Health ETF (2)	$876
(1) For the period December 21, 2022 (the Fund’s inception) to September 30, 2023.
(2) For the period December 22, 2022 (the Fund’s inception) to September 30, 2023.
As of September 30, 2023, the Funds did not own any securities issued by any of its regular broker-dealers.

BOOK ENTRY ONLY SYSTEM

Depository Trust Company (“DTC”) acts as securities depositary for each Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares of the Funds are limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares of the Fund (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares of a Fund. The Trust recognizes DTC or its nominee as the record owner of all shares of a Fund for all purposes. Beneficial Owners of shares of a Fund are not entitled to have such shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares of a Fund.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares of the Funds held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding shares of a Fund, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Fund. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares of the Funds held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in each Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Funds at any time by giving reasonable notice to the Funds and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of shares of each Fund, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

Each Fund offers and issues shares only in aggregations of a specified number of shares (each, a “Creation Units”) on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of a Fund’s shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Funds may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Funds. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of each Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Funds changes as adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Funds.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Fund resulting from certain corporate actions.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for the Funds for orders to purchase Creation Units is expected 4:00 p.m. Eastern time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, each Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, each Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities), and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Funds or their agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Funds or their agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Funds is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units, provided that such action does not result in the suspension of sales of creation units in contravention of Rule 6c-11 and the SEC’s positions thereunder.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee, regardless of the number of Creation Units created in the transaction, is $300 for the Subversive Decarbonization ETF and the Subversive Mental Health ETF and $1,500 for the Subversive Food Security ETF. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares of the Funds may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares of a Fund in the secondary market to constitute a Creation Unit to have such shares of a Fund redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares of a Fund to constitute a redeemable Creation Unit.

With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of shares of the Fund being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that the Fund Securities have a value greater than the NAV of shares of a Fund, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund is $250, regardless of the number of Creation Units redeemed in the transaction. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Funds’ custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of shares of the Fund to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.

The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Funds may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

Because the portfolio securities of each Fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for a Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of a Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the NAV of Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF SHARE PRICE

The NAV of shares of the Funds will be determined once daily ordinarily as of the scheduled close of public trading on the NYSE (normally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds do not expect to determine the NAV of shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share.

In valuing a Fund’s assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day. Securities primarily traded in the Nasdaq National Market System (“Nasdaq”) for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Readily marketable securities traded only in the over-the market and not on Nasdaq are valued at the most recent trade price. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Trading in most foreign securities markets located outside North America is normally completed well before the close of the NYSE. In addition, securities trading on foreign markets may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund’s NAV is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of

NAV unless the Board deems that the particular event would affect NAV, in which case an adjustment will be made in such manner as the Board in good faith deems appropriate to determine fair market value. Assets or liabilities expressed in foreign currencies are translated, in determining NAV, into U.S. dollars based on the spot exchange rates, or at such other rates as the Adviser, pursuant to fair value procedures adopted by the Board, may determine to be appropriate.

Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds’ fair value procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds’ fair value procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Funds would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.
DISTRIBUTIONS AND TAX INFORMATION

Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Their Taxation.”

General Policies

Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Distributions of remaining net realized capital gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis for the Funds to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares of the Funds are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Each Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of a Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized capital gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Tax Information

The following summary describes the material U.S. federal income tax consequences to United States Holders (as defined below) of shares in a Fund. This summary is based upon the Code, Treasury regulations promulgated thereunder, administrative pronouncements and judicial decisions, all as in effect as of the date of this SAI and all of which are subject to change, possibly with retroactive effect. This summary addresses only shares that are held as capital assets within the meaning of Section 1221 of the Code and does not address all of the tax consequences that may be relevant to shareholders in light of their particular circumstances or to certain types of Shareholders subject to special treatment under the Code, including, without limitation, certain financial institutions, dealers in securities or commodities, traders in securities who elect to apply a mark-to-market method of accounting, insurance companies, tax-exempt organizations, partnerships or S-corporations (and persons who own their interest in shares through a partnership or S-corporation), expatriates of the United States, persons who are subject to alternative minimum tax, persons that have a “functional currency” other than the United States dollar, persons who hold shares as a position in a “straddle” or as a part of a “hedging,” “conversion” or “constructive sale” transaction for U.S. federal income tax purposes or persons who received their shares as compensation. This summary also does not address the state, local or foreign tax consequences of an investment in a Fund.

For purposes of this discussion, a “United States Holder” means a holder of shares that for U.S. federal income tax purposes is:

•a citizen or resident of the United States;
•a corporation (or other entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, any State or the District of Columbia;
•an estate, the income of which is included in gross income for U.S. federal income tax purposes, regardless of its source; or
•a trust whose administration is subject to the primary supervision of a United States court and which has one or more United States persons who have the authority to control all of its substantial decisions, or which has a valid election in effect under applicable Treasury regulations to be treated as a United States person.

If a partnership (or other entity treated as a partnership for U.S. federal income tax purposes) holds shares, the tax treatment of a partner will generally depend upon the status of such person and the activities of the limited liability company or partnership. A shareholder that is a partnership should consult its own tax advisors regarding the treatment of its partners.

Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal income tax consequences of an investment in the Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Fund.

Tax Treatment of the Fund

Each series of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Fund has elected to qualify and intends to continue to qualify annually as a regulated investment company under Subchapter M of the Code, requiring it to comply with all applicable requirements regarding its income, assets and distributions. Provided that a Fund qualifies as a regulated investment company, it is eligible for a dividends paid deduction, allowing it to offset dividends it pays to shareholders against its taxable income; if the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a regular corporation.

The Funds’ policy is to distribute to its shareholders all of its taxable income, including any net realized capital gains (taking into account any capital loss carry-forward of the Fund), each year in a manner that complies with the distribution requirements applicable to regulated investment companies under the Code, and results in the Fund not being subject to any U.S. federal income or excise taxes. In particular, in order to avoid the non-deductible 4% excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all U.S. federal income taxes. The Fund is not required to consider tax consequences in making or disposing of investments.

In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership. The Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and which are determined under Treasury regulations to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (as adjusted under Section 852(b)(2) of the Code, but not taking into account the Fund’s dividends paid deduction; in the case of the Fund generally consisting of interest and dividend income, less expenses)) and 90% of the Fund’s net tax-exempt interest, if any.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible for federal income taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders under federal tax law. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The Qualified dividend treatment may be eliminated if the Fund shares held by an individual investor are held for less than 61 days, and the corporate-dividends received deduction may be eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days. Distributions will be taxable to you even if the share price of the Fund has declined.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes. You will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your adjusted tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with regard to these shares.

Tax Treatment of United States Holders – Taxation of Distributions

Distributions paid out of the Funds’ current and accumulated earnings and profits are generally dividends taxable at ordinary income rates to each shareholder. Dividends will be taxable to you even if the share price of the Fund has declined. Distributions in excess of the Fund’s current and accumulated earnings and profits will first be treated as a nontaxable return of capital up to the amount of a shareholder’s tax basis in its shares, and then as capital gain.

For individual shareholders, a portion of the dividends paid by each Fund may be qualified dividends currently eligible for U.S. federal income taxation at long-term capital gain rates to the extent the Funds report the amount distributed as a qualifying dividend and certain shareholder level holding period requirements (discussed further below) are met. In the case of corporate shareholders, subject to certain limitations (not all of which are discussed herein), a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Funds report the amount distributed as a qualifying dividend and certain shareholder level holding period requirements (discussed further below) are met. The aggregate amount so reported to either individual or corporate shareholders cannot exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. Although no assurances can be provided, a Fund generally expects that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders. Qualified dividend treatment may be eliminated if the

Fund shares held by an individual investor are held for less than 61 days, and the corporate dividends-received deduction may be eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Distributions properly reported by the Funds as capital gain dividends (Capital Gain Dividends) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Funds’ actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends received deduction or as qualified dividend income. The Funds will report Capital Gain Dividends, if any, in written statements furnished to its shareholders.

Tax Treatment of United States Holders - Sales and Dispositions of Shares

A sale, redemption, or exchange of shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of shares may be disallowed if substantially identical shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired shares will be adjusted to reflect the disallowed loss.

The cost basis of shares acquired by purchase will generally be based on the amount paid for shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Funds may limit the tax efficiency of the Funds. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

The Trust, on behalf of the Funds, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares and if, pursuant to Section 351 of the Code, the Funds would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Funds do issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Shareholders – Net Investment Income Tax

U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Tax Treatment of United States Holders - Medicare Tax

A 3.8% Medicare tax is currently imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary and Capital Gain dividends and net gains from taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.

Tax Treatment of Non-U.S. Shareholders

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

Backup Withholding

Each Fund may be required to withhold 24% of certain payments to a shareholder unless the shareholder has completed and submitted to the Fund a Form W-9 providing the shareholder’s taxpayer identification number and certifying under penalties of perjury: (i) that such number is correct, (ii) that (A) the shareholder is exempt from backup withholding, (B) the shareholder has not been notified by the IRS that the shareholder is subject to backup withholding as a result of an under-reporting of interest or dividends, or (C) the IRS has notified the shareholder that the shareholder is no longer subject to backup withholding, and (iii) the shareholder is a U.S. citizen or other U.S. person (as defined in IRS Form W-9); or (b) an exception applies under applicable law and Treasury regulations. Backup withholding is not an additional tax, and any amounts withheld may be credited against a shareholder’s ultimate U.S. federal income tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

FATCA and Similar Foreign Rules

The Foreign Account Tax Compliance Act, (“FATCA”) provisions of the Code impose a withholding tax of 30% on certain types of U.S. sourced income (e.g., dividends, interest, and other types of passive income) paid, and will be required to impose a 30% withholding tax on proceeds from the sale or other disposition of property producing U.S. sourced income paid effective January 1, 2019 to (i) foreign financial institutions (“FFIs”), including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain nonfinancial foreign entities (“NFFEs”), unless they certify certain information regarding their direct and indirect U.S. owners. FATCA withholding will apply to any shareholder that does not properly certify its status as a U.S. person, or, in the case of a non-U.S. shareholder, the basis for its exemption from FATCA withholding. If each Fund is required to withhold amounts from payments pursuant to FATCA, investors will receive distributions that are reduced by such withholding amounts.

To implement FATCA, the U.S. government has entered into agreements with non-U.S. governments (and is otherwise bound via automatic exchange of information agreements in treaties) to provide reciprocal exchanges of taxpayer information to non-U.S. governments. Each Fund will be required to perform due diligence reviews to classify non-U.S. entity investors for FATCA purposes. Shareholders agree to provide information necessary to allow the Funds to comply with the FATCA and similar foreign rules.

THE FUNDS’ PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC (“Quasar”) the Distributor, is located at 3 Canal Plaza, Suite 100, Portland, Maine 04101. Quasar serves as the Funds’ principal underwriter and distributor in a continuous public offering of the Funds’ shares. Pursuant to a distribution agreement between the Funds and Quasar (the “Distribution Agreement”), Quasar acts as the Funds’ principal underwriter and distributor. Shares of the Funds are continuously offered for sale by Quasar only in Creation Units. Quasar will not distribute shares of the Funds in amounts less than a Creation Unit. Quasar will deliver prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. Quasar will also provide certain administrative services pursuant to the Distribution Agreement. Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Funds and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on a 60-day written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar upon a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares of the Funds. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” above) or DTC participants (as defined above).

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of shares of a Fund or the amount received by a shareholder as proceeds from the redemption of shares. Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Funds.

Distribution Plan

As noted in the Prospectus, the Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Funds pay the Distributor an amount which is accrued daily and paid quarterly.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Adviser, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Funds or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” above) with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Funds; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Funds, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Funds; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of shares, including the cost of providing (or paying others to provide) services to beneficial owners of shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

While there is no assurance that the expenditures of a Fund’s assets to finance distribution of Fund shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

As of January 31, 2024, the date of this SAI, the Plan had not yet been implemented.

Securities Lending

The Trust, on behalf of the Funds, may enter into a securities lending agreement with U.S. Bank (the “Securities Lending Agent”) to provide certain services related to the Funds’ securities lending program. Pursuant to the securities lending agreement, the Securities Lending Agent, on behalf of the Funds, will be authorized to enter into securities loan agreements, negotiate loan fees and rebate payments, collect loan fees, deliver securities, manage and hold collateral, invest cash collateral, receive substitute payments, make interest and dividend payments (in cases where a borrower has provided non-cash collateral), and upon termination of a loan, liquidate collateral investments and return collateral to the borrower.

As of January 31, 2024, the date of this SAI, the Funds have not engaged in any securities lending activities and have not received any income related to securities lending activities.

As of January 31, 2024, the date of this SAI, the Securities Lending Agent has not provided any services to the Funds or received any fees or compensation from the Funds related to the securities lending program.

FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Funds for the fiscal year ended September 30, 2023, as set forth in the Funds’ annual reports to shareholders, including the notes thereto and the report of the registered public accounting firm, are incorporated by reference into this SAI. You can obtain a copy of the financial statements contained in the Funds’ Annual or Semi-Annual Reports without charge by calling the Funds toll-free toll-free 1-800-617-0004.

APPENDIX A

SUBVERSIVE CAPITAL ADVISOR LLC (“Subversive”)

PROXY VOTING POLICIES AND PROCEDURES

A.Proxy Voting
The ETF Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the ETF has delegated to the Firm the responsibility for voting proxies relating to portfolio securities held by the ETF as part of its investment advisory services, subject to the supervision and oversight of the ETF’s Board.
Notwithstanding these delegations of responsibilities, however, the ETF retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of these Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the ETF and its shareholders, taking into account the value of the ETF’s investments.
Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy-voting authority with respect to client securities to:
•Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients’ best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;
•Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and
•Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.
Rule 206(4)-6 is supplemented by:
•Investment Advisers Act Release No. 5325 (September 10, 2019) (“Release No. 5325”), which contains guidance regarding the proxy voting responsibilities of investment advisers under the Advisers Act. Among other subjects, Release No. 5325 addresses the oversight of proxy advisory firms by investment advisers; and
•Investment Advisers Act Release No. 5547 (July 22, 2020), which contains supplementary guidance addressing: the risk of voting a proxy before an issuer files additional soliciting materials with the SEC; and associated client disclosures in this regard.
Additionally, paragraph (c)(2) of Rule 204-2 imposes additional recordkeeping requirements on investment advisers that execute proxy voting authority.
The ETFs are required to describe the policies and procedures that the Firm uses to determine how to vote proxies relating to portfolio securities. As such, the Firm’s proxy voting guidelines are provided in the Fund’s Registration Statement and included the SAI.
The ETF is required to disclose annually its complete proxy voting record on Form N-PX, which provides information relating to how it voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, not later than August 31 of each year.
The Advisers Act lacks specific guidance regarding an adviser’s duty to direct clients’ participation in class actions. However, many investment advisers adopt policies and procedures regarding class actions.
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Proxies are assets of the ETFs that must be voted with diligence, care, and loyalty. The Firm will vote each proxy in accordance with its fiduciary duty to the ETFs. The Firm will generally seek to vote proxies in a way that maximizes the value of ETF assets. The CCO coordinates the Firm’s proxy voting process.
Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires the Firm to maintain certain books and records associated with its proxy voting policies and procedures. The Firm’s recordkeeping obligations are described in the Maintenance of Books and Records section of this Manual. The CCO will ensure that the Firm complies with all applicable recordkeeping requirements associated with proxy voting.
Absent specific ETF instructions, the Firm has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately:
•The Firm’s custodians and broker-dealers send proxy-voting materials, either by mail or via Proxyvote.com. When these materials arrive, the Firm’s Investment Committee reviews them and _____________ is responsible for voting them through the respective custodian and broker-dealer interface and/or Proxyvote.com.
•The Firm will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services (“Voting Guidelines”).
•The Firm will use the Voting Guidelines as guiding principles when voting proxies relating to ETF securities.
•To the extent that proxy issues arise that are not contemplated by the Voting Guidelines, the person responsible for voting (e.g., Proxy Administrator or Representative) will consult with the portfolio manager and, if appropriate, the CCO or counsel, to determine how to vote the proxy and will record a brief summary of the rationale behind the decision. Similarly, if the Firm votes a proxy contrary to the principles set forth in the Voting Guidelines, the person responsible for voting will record a summary of the rationale behind the decision, including the identities of the persons consulted on the matter.
•The Firm will identify any conflicts that exist between the interests of the Firm and the ETFs by reviewing the relationship of The Firm with the issuer of each security to determine if the Firm and any of its personnel, have any financial, business or personal relationship with the issuer.
It is impossible to anticipate all material conflicts of interest that could arise in connection with proxy voting. The following examples are meant to help Supervised Persons identify potential conflicts:
•The Firm provides investment advice to a publicly traded company (an “Issuer”). The Firm receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;
•The Firm provides investment advice to an officer or director of an Issuer. The Firm receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;
•The Firm or an affiliate has a financial interest in the outcome of a proxy vote, such as when the Firm is asked to vote on a change in Rule 12b-1 fees paid by a mutual fund to investment advisers, including the Firm;
•An issuer or some other third-party offers the Firm or a Supervised Person compensation in exchange for voting a proxy in a particular way;
•A Supervised Person, or a member of a Supervised Person’s household, has a personal or business relationship with an Issuer. The Firm receives a proxy solicitation from that Issuer; and
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•The Firm or its Supervised Persons have a short position in an Issuer, but ETFs have a long position in the same Issuer. The Firm receives a proxy solicitation from the Issuer.
If a material conflict of interest exists, the CCO will determine whether it is appropriate to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation. The Firm will maintain a record of the voting resolution of any conflict of interest. The CCO will describe the proxy vote under consideration and identify the perceived conflict of interest. The CCO will also propose the course of action that the CCO believes is in the ETFs’ best interests. The CCO will document why the CCO believes that this course of action is most appropriate. Some considerations may include:
•A vote’s likely short-term and long-term impact on the Issuer;
•Whether the Issuer has responded to the subject of the proxy vote in some other manner;
•Whether the issues raised by the proxy vote would be better handled by some other action by the Issuer;
•Whether implementation of the proxy proposal appears likely to achieve the proposal’s stated objectives; and
•Whether the CCO’s proposal appears consistent with the ETFs’ best interests
The Firm will not neglect its proxy voting responsibilities, but it may abstain from voting if it deems that abstaining is in the ETFs’ best interests. For example, the Firm may be unable to vote securities that have been lent by the custodian. The CCO will prepare and maintain memoranda describing the rationale for any instance in which the Firm does not vote an ETF’s proxy.
The ________, or {a proxy voting service provider} will retain the following information in connection with each proxy vote:
•The Issuer’s name;
•The security’s ticker symbol or CUSIP, as applicable;
•The shareholder meeting date;
•The number of shares that the Firm voted;
•A brief identification of the matter voted on;
•Whether the matter was proposed by the Issuer or a security-holder;
•Whether the Firm cast a vote;
•How the Firm cast its vote (for the proposal, against the proposal, or abstain); and
•Whether the Firm cast its vote with or against management.
Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any ETF’s attempt to influence proxy voting with respect to other ETFs’ securities should be promptly reported to the ETF CCO.
Proxies received after an ETF terminates its advisory relationship with the Firm will not be voted.
1.Class Actions and Corporate Actions
A securities “class action” lawsuit is a civil suit brought by one or more individuals on behalf of themselves and others who have the same grievance against the issuer of a certain security. When a class action is filed, a written notice of filing and/or settlement is prepared which outlines the reasons for the lawsuit, the parameters for qualification as a member of the class and certain legal rights that need to be considered before becoming a member of the class. To the extent that the Firm receives notice of a class action or corporate action in which an ETF is entitled to participate, the Firm will direct the ETF’s participation in accordance with its fiduciary duty. With respect to corporate actions that require investment discretion, the ETF will review a variety of factors and make a determination with respect to the corporate action and write a memorandum for the compliance file.
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2.Disclosures to ETFs
The Firm will provide a quarterly certification as to its adherence to its proxy voting policies to the ETF Board.
As a matter of policy, the Firm does not disclose how it expects to vote on upcoming proxies.
3.Form N-PX
In addition, the Firm shall complete a Form N-PX Report as of June 30 for the preceding twelve months, which is filed not later than August 31 of each year. The Firm shall keep one copy of each completed Form N-PX Report and deliver a copy to the ETF Administrator.
The Firm’s CCO or designee, along with the ETF Administrator, will review the Form N-PX for each fund prior to filing such report to ensure, on a reasonable basis, the completeness and accuracy of the filing.
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Unusual Whales Subversive Democratic Trading ETF (NANC)
Listed on Cboe BZX Exchange, Inc.

Unusual Whales Subversive Republican Trading ETF (KRUZ)
Listed on Cboe BZX Exchange, Inc.

STATEMENT OF ADDITIONAL INFORMATION

January 31, 2024

Subversive Capital ETFS
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-617-0004

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus of the Unusual Whales Subversive Democratic Trading ETF, and Unusual Whales Subversive Republican Trading ETF (each a “Fund” and together, the “Funds”), each a series of Series Portfolios Trust (the “Trust”), dated January 31, 2024, as may be supplemented from time to time, which is incorporated by reference into this SAI.

You may obtain a copy of the Prospectus without charge by contacting the Funds c/o U.S. Bank Global Fund Services at the address or telephone number listed above. The Funds’ audited financial statements and notes thereto for the fiscal year ended September 30, 2023, and the unqualified opinions of Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, on such financial statements are included in the Funds’ Annual Report to shareholders for the fiscal period ended September 30, 2023, and are incorporated by reference into this SAI. A copy of the Funds’ Annual and Semi-Annual Report to shareholders may be obtained, without charge, upon request by contacting U.S. Bank Global Fund Services at the address or telephone number listed above, or by visiting the Funds’ website at https://www.subversiveetfs.com/.

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THE TRUST

The Trust is a Delaware statutory trust organized on July 27, 2015, and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Declaration of Trust, as amended and/or restated to date (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to these Funds.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds’ assets for any Trustee or Trust officer held personally liable for obligations of the Funds or the Trust. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible claims and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds itself is unable to meet its obligations.

The Declaration of Trust provides that the Trust shall not in any way be bound or limited by present or future laws or customs in regard to trust investments. The Declaration of Trust provides that a Trustee or officer shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees, as trustees of a registered investment company, may have a number of duties ascribed to them under the Investment Company Act of 1940, as amended (the “1940 Act”) and the foregoing provisions are not intended to eliminate or alter those duties.
The Declaration of Trust provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. The Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Trustees. The Declaration of Trust details conditions that must be met with respect to the demand, including the requirement that 10% of the outstanding Shares of a Fund who are eligible to bring such derivative action under the Delaware Statutory Trust Act join in the demand for the Trustees to commence such derivative action and that the shareholder making a pre-suit demand on the Board undertakes to reimburse the Fund for the expense of any advisers that the Board hires in its investigation of the demand, in the event the Board determines not to bring the action. The demand requirements set out in Delaware law and the Declaration of Trust, as described above, do not apply to shareholder actions alleging violations of the federal securities laws.
Additionally, the Declaration of Trust provides that the Court of Chancery of the State of Delaware, to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware shall be the exclusive forum in which certain types of litigation may be brought, which may require shareholders to have to bring an action in an inconvenient or less favorable forum. This exclusive forum provision does not apply to claims arising under the federal securities laws because the Securities Act of 1933 (the "Securities Act") and the 1940 Act allow claims to be brought in state and federal courts and the Securities Exchange Act of 1934 requires claims to be
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brought exclusively in federal court. The Declaration of Trust provides that shareholders waive any and all right to trial by jury in any claim, suit, action or proceeding.
Pursuant to the Declaration of Trust, to the extent that, at law or in equity, a Trustee or officer of the Trust has duties (including fiduciary duties) and liabilities relating thereto to the Trust, the shareholders or to any other person, such Trustee or officer acting under the Declaration of Trust shall not be liable to the Trust, the shareholders or to any other person for his or her good faith reliance on the provisions of the Declaration of Trust. Notwithstanding the foregoing, nothing in the Declaration of Trust modifying, restricting, or eliminating the duties or liabilities of the Trustees shall apply to or in any way limit the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons of matters arising under the federal securities laws.
The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at https.//www.sec.gov/.
Subversive Capital Advisor LLC (the “Adviser”) serves as the investment adviser to the Funds. Except for the Subversive Decarbonization ETF, Subversive Food Security ETF, and Subversive Mental Health ETF, the Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.

INVESTMENT POLICIES AND RISKS

Each Fund’s principal investment strategies utilized by the Adviser and the principal risks associated with the same are set forth in the Funds’ Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Funds may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Prospectus, should not be considered to be a principal strategy (or related risk) applicable to each Fund. The following strategies and risks apply to each Fund directly.

Information Regarding the Fund’s Investment Strategies and Risks
General Market Risks
The value of each Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.
There can be no guarantee that a liquid market for the securities held by the Funds will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on
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websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting a Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact a Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value (“NAV”), cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.
Recent Events. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the pandemic caused by COVID‑19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Funds’ performance.
DESCRIPTION OF PERMITTED INVESTMENTS
The following are descriptions of a Fund’s permitted investments and investment practices and the associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund’s investment objective and permitted by a Fund’s stated investment policies.
Borrowing
Although the Funds do not intend to borrow money, each Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Funds may borrow up to one-third (1/3) of its total assets. The Funds will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Depositary Receipts
To the extent a Fund invests in stocks of foreign corporations, the Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing
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interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.
Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
The Funds will not invest in any unlisted depositary receipts or any depositary receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, each Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.
Equity Securities
Equity securities, such as the common stock of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of a Fund’s shares to decline.
An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of shares).
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
When-issued securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, each Fund may miss the opportunity to obtain the security at a favorable price or yield. When purchasing a security on a when-
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issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Funds do not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.
Types of Equity Securities:
Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Small- and Mid-Capitalization Companies — The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established
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companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Micro-Cap Companies — The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. Some micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the Funds’s estimate of the company’s current worth, also involve increased risk.
Large Capitalization Companies — Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.
Tracking Stocks — A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Investments in Other Investment Companies
Each Fund may invest in shares of other investment companies, including exchange-traded funds (“ETFs”) and business development companies (“BDCs”). As the shareholder of another ETF, the Funds would bear, along with other shareholders, its pro rata portion of the other ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses a Fund pays in connection with its own operations. A Fund’s investment in other ETFs may be limited by applicable law.
Disruptions in the markets for the securities underlying ETFs purchased or sold by the Funds could result in losses on investments in ETFs. ETFs also carry the risk that the price a Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of the Funds’ NAV. Each Fund may also invest in ETFs and other investment companies that seek to return the inverse of the performance of an underlying index on a daily, monthly, or other basis, including inverse leveraged ETFs.
Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund investments will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The NAV and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and
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leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.
BDCs are specialized closed-end funds that trade like stocks. Shares of BDCs are not priced at the NAV of their underlying portfolio holdings, but instead trade like stocks at the market price, which may be at a price above or below their NAV. The 1940 Act imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. Government securities and high quality debt investments that mature in one year or less. The risks of owning a BDC generally reflect the risks of owning its underlying investments. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. Risks may include, but are not limited to, credit and investment risk, market and valuation risk, price volatility risk, liquidity risk and interest rate risk. When a Fund invest in BDCs, shareholders of the Fund indirectly bear a proportionate share of the BDC’s fees and expenses, as well as their share of the Fund fees and expenses. As a result, an investment by the Funds in an BDC could cause the Funds’ operating expenses (taking into account indirect expenses such as the fees and expenses of the BDC) to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the instruments held by the BDC.
The Funds’ investments in ETFs and BDCs are subject to applicable limitations under Section 12(d)(1) of the 1940 Act and Rule 12d1-4 under the 1940 Act. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that the Funds, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.
If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of the Fund’s shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.
Each Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2341 of the Rules of the Financial Industry
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Regulatory Authority, Inc. (“FINRA”). Additionally, the Funds may rely on exemptive relief issued by the SEC to other registered funds, including ETFs, or Rule 12d1-4 under the 1940 Act to invest in such other funds in excess of the limits of Section 12(d)(1) if the Fund complies with the terms and conditions of such exemptive relief or rule.
Illiquid Investments
Each Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of the Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and the Fund’s policies and procedures.
A Fund may not be able to sell illiquid investments when the Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid investments may have an adverse impact on NAV.
The Funds have implemented a written liquidity risk management program and related procedures (“Liquidity Program”) that is reasonably designed to assess and manage the Funds’ “liquidity risk” (defined by the SEC as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The adoption of the Liquidity Program is not a guarantee that a Fund will have sufficient liquidity to satisfy its redemption requests, as they relate to all market conditions or that redemptions can be effected without diluting remaining investors in the Funds.
Non-U.S. Securities
Each Fund may invest in non-U.S. equity securities, including securities listed and traded in emerging markets. Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares may trade on days when foreign exchanges are closed. Each of these factors can make an investment in the Fund more volatile and potentially less liquid than other types of investments.
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Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, the Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.
Each Fund may invest directly or indirectly in the securities of issuers in emerging market countries. Securities of issuers in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation, or currency devaluation.
Other Short-Term Instruments
Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Real Estate Investment Trusts (“REITs”)
A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its
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assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.
REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Repurchase Agreements
Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Funds and is unrelated to the interest rate on the underlying instrument.
In these repurchase agreement transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by
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the Custodian until repurchased. No more than an aggregate of 15% of the Fund’s net assets will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.
The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Funds may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and, therefore, the Funds may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
Securities Lending
Each Fund may lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. Each Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund’s loans permit it to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Funds may pay fees to arrange for securities loans.
The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Funds may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Funds may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the Funds may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.
Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that the Funds may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued
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income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.
Special Purpose Acquisition Companies
Each Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expense, and any warrants issued by the SPAC will expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, may be traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.
U.S. Government Securities
Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass- through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi- annually and repay the principal at maturity.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed,
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including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

INVESTMENT RESTRICTIONS

The investment restrictions applicable to each Fund are set forth below and are either fundamental or non-fundamental. Fundamental restrictions may not be changed without a majority vote of shareholders as required by the 1940 Act. Non-fundamental policies or restrictions may be changed by the Board without shareholder approval.

Fundamental Investment Restrictions

The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy:

1.Each Fund may not lend money or other assets except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.Each Fund may not borrow money, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
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3.Each Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.Each Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that (i) the Unusual Whales Subversive Democratic Trading ETF will concentrate in an industry or group of industries to the extent that investing in accordance with investments of Democratic members of the U.S. Congress and their spouses results in an industry concentration, and (ii) the Unusual Whales Subversive Republican Trading ETF concentrate in an industry or group of industries to the extent that investing in accordance with investments of Republican members of the U.S. Congress and their spouses results in an industry concentration. Each Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) tax-exempt obligations of state or municipal governments and their political subdivisions; (iii) securities of other investment companies; and (iv) repurchase agreements.

5.Each Fund may not purchase or sell real estate, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority (although each Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as REITs).

6.Each Fund may not buy or sell commodities or commodity (futures) contracts, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.Each Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority, and except to the extent that the Funds may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

8.Each Fund may not make investments for the purpose of exercising control or acquiring management of a company.

Percentage and Rating Restrictions

Except with respect to borrowing, all percentage or rating restrictions on an investment or use of assets set forth herein or in the Prospectus are adhered to at the time of investment. Later changes in the percentage or rating resulting from any cause other than actions by a Fund will not be considered a violation of a Fund’s investment restrictions. If the value of a Fund’s holdings of illiquid investments at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions are appropriate to maintain adequate liquidity.

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Additional Information Regarding Fundamental Investment Restrictions

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Lending. The 1940 Act does not prohibit a fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.

For purposes of the Funds’ fundamental investment restriction with respect to lending, the entry into repurchase agreements, lending securities and acquiring of debt securities shall not constitute loans by the Fund.

Senior Securities and Borrowing. The 1940 Act prohibits a Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of a Fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). In the event that such asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%. Asset coverage means the ratio that the value of a fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” In addition, Rule 18f-4 under the 1940 Act permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of Rule 18f-4.

Concentration. The SEC staff has defined concentration as investing 25% or more of a fund’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions. The SEC staff has further maintained that a fund should consider the underlying investments, where easily determined, of investment companies in which the fund is invested when determining concentration of the fund. For purposes of the Fund’s concentration policy, each Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance. In this regard, the Adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Adviser may, but need not, consider industry classifications provided by third parties.

Diversification. The Funds are diversified. Under applicable federal laws, to qualify as diversified Funds, the Funds, with respect to 75% of their total assets, may not invest more than 5% of their total assets in any one issuer and may not hold more than 10% of the voting securities of any one such issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of each Fund’s holdings is measured at the time each Fund purchases a security. However, if either Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to
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movements in the financial markets. If the market affects several securities held by the Funds, the Funds may have a greater percentage of their assets invested in securities of fewer issuers. Because the Funds are diversified, the Funds are less subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite the Funds qualifying as a diversified Funds under applicable federal laws.

Underwriting. The 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap.

Commodities. The 1940 Act neither permits nor prohibits a fund from investing in commodities or commodity (futures) contracts. The Funds do not currently intend to invest in commodities or commodity (futures) contracts.

PORTFOLIO TURNOVER

The frequency of a Fund’s portfolio transactions (the portfolio turnover rate) will vary from year to year depending on many factors. Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. Each Fund’s annual portfolio turnover rate will be included in the “Financial Highlights” section of the Funds’ Prospectus following the commencement of Fund operations. The Funds’ portfolio turnover rates for the most recent fiscal period ended September 30 were as follows:

Fund	2023(1)
Unusual Whales Subversive Democratic Trading ETF	44%
Unusual Whales Subversive Republican Trading ETF	46%
(1) For the period February 6, 2023 ( inception date for the Funds) to September 30, 2023.

PORTFOLIO HOLDINGS INFORMATION
The Trust’s Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. A Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the in-kind creation basket and the in-kind redemption basket is publicly disseminated daily prior to the opening of the Exchange (as defined below) via the National Securities Clearing Corporation (“NSCC”).
Greater than daily access to information concerning each Fund’s portfolio holdings will be permitted (i) to certain personnel of service providers to the Funds involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Funds’ service providers who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course, agreements with the Funds, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information may
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also be disclosed (i) to other entities that provide services to the Funds, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to the Funds and (ii) generally after it has been disseminated to the NSCC.
Each Fund will disclose its complete portfolio holdings in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year-end, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.
No person is authorized to disclose any of a Fund’s portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with this policy. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.
EXCHANGE LISTING AND TRADING
A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.
The shares of each Fund are listed on the Cboe BZX Exchange, Inc. (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Fund’s NAV per share. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Fund will continue to be met.
The Exchange will consider the suspension of trading in, and will initiate delisting procedures of, the shares of the Fund under any of the following circumstances: (1) if the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) if the Fund no longer complies with the relevant requirements in the Exchange’s rules; (3) if, following the initial twelve-month period beginning upon the commencement of trading of the Fund on the Exchange, there are fewer than 50 record and/or beneficial holders of the shares; or (4) such other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.
The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s NAV per share is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.

TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the management and operations of the Trust. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, principal occupations during the past five years and other directorships are set forth in the table below. Unless noted otherwise, the principal business address of
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each Trustee is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1)
Koji Felton (born 1961)	Trustee	Indefinite Term; Since September 2015.	Retired.	5	Independent Trustee, Listed Funds Trust (52 portfolios) (Since 2019).
Debra McGinty-Poteet (born 1956)	Trustee	Indefinite Term; Since September 2015.	Retired.	5	Lead Independent Trustee, F/m Funds Trust (4 portfolios) (2015-2023).
Daniel B. Willey (born 1955)	Trustee	Indefinite Term; Since September 2015.	Retired.	5	None
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Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Interested Trustee
Elaine E. Richards(3) (born 1968)	Chair, Trustee	Indefinite Term; Since July 2021	Senior Vice President, U.S. Bank Global Fund Services (since 2007).	5	None
Officers of the Trust
Ryan L. Roell (born 1973)	President and Principal Executive Officer	Indefinite Term; Since July 2019.	Vice President, U.S. Bank Global Fund Services (since 2005).	Not Applicable	Not Applicable
Douglas Schafer (born 1970)	Vice President, Treasurer and Principal Financial Officer	Indefinite Term; Since November 2023.	Assistant Vice President, U.S. Bank Global Fund Services (since 2002).	Not Applicable	Not Applicable
Donna Barrette (born 1966)	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since November 2019.	Senior Vice President and Compliance Officer, U.S. Bank Global Fund Services (since 2004).	Not Applicable	Not Applicable
Adam W. Smith (born 1981)	Secretary	Indefinite Term; Since June 2019.	Vice President, U.S. Bank Global Fund Services (since 2012).	Not Applicable	Not Applicable
Richard E. Grange (born 1982)	Assistant Treasurer	Indefinite Term; Since October 2022.	Officer, U.S. Bank Global Fund Services (since 2017).	Not Applicable	Not Applicable
Leone Logan (born 1986)	Assistant Treasurer	Indefinite Term; Since October 2023.	Officer, U.S. Bank Global Fund Services (since 2022); Senior Financial Reporting Analyst, BNY Mellon (2014 - 2022).	Not Applicable	Not Applicable
(1)The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)As of the date of this SAI, the Trust was comprised of 19 portfolios (including the Funds which are each managed by the Adviser) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.
(3)Ms. Richards, as a result of her employment with U.S. Bancorp Fund Services, LLC, which acts as transfer agent, administrator, and fund accountant to the Trust, is considered to be an “interested person” of the Trust, as defined by the 1940 Act.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of
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whom are discussed in greater detail in this SAI. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer provides reports as to financial reporting matters and the President provides reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established two standing committees, a Governance and Nominating Committee and an Audit Committee, which also serves as the Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees.” The Board is comprised of one Interested Trustee and three Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates. The Governance and Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees. The Chair of the Board is an Interested Trustee. The Board has determined not to appoint a lead Independent Trustee; however, the Independent Trustees are advised by independent counsel. The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Chair of the Board positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. The Board reviews its structure and the structure of its committees annually. Given the specific characteristics of the Trust, as described above, the Board has determined that the structure of the Interested Chair, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the CCO to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.

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Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Koji Felton. Mr. Felton has served as a Trustee since 2015 and has substantial experience with the mutual fund industry and familiarity with federal securities laws and regulations. Mr. Felton’s prior experience includes serving as Director and Counsel for KKR Credit Advisors LLC, the asset manager arm of Kohlberg Kravis Roberts & Co. L.P. (2013 - 2015). Prior to that Mr. Felton served as counsel in the Financial Services Group at Dechert LLP from (2011 - 2013), as well as in various capacities, and ultimately as Senior Vice President and Deputy General Counsel for mutual funds, at Charles Schwab & Co., Inc. (1998 – 2011). Mr. Felton also worked as a staff attorney and served as an Enforcement Branch Chief for the San Francisco District Office of the SEC (1992 - 1998). Mr. Felton began his career as a litigation associate specializing in securities and banking litigation at Shearman & Sterling (1986 - 1992).

Debra McGinty-Poteet. Ms. McGinty-Poteet has served as a Trustee since 2015 and has significant mutual fund industry experience, including her current and prior experience on mutual fund boards.Ms. McGinty-Poteet also served as Lead Independent Trustee and Chair of the Audit Committee for F/m Funds Trust (2015 – 2023). Prior to becoming a Trustee of the Trust, Ms. McGinty-Poteet served as the President, Chair of the Board, and Interested Trustee for Brandes Investment Trust where she also oversaw the proprietary and sub-advisory mutual fund business for Brandes Investment Advisors (1999 – 2012). Ms. McGinty-Poteet previously served as Chief Operating Officer of North American Trust Company (1997 – 1998); Global Managing Director of Mutual Funds at Bank of America (1992 – 1996); and in various capacities, and ultimately as Global Head of Mutual Funds, at Security Pacific Bank (1982 – 1992).

Daniel Willey. Mr. Willey has served as a Trustee since 2015 and has significant work history and experience in the investment management industry. As a chief compliance officer, Mr. Willey has valuable experience in an oversight role and in working with regulatory compliance matters. Mr. Willey served as the Chief Compliance Officer of the United Nations Joint Staff Pension Fund (2009-2017). Prior to this role, Mr. Willey served as the Chief Operating and Chief Compliance Officer of Barrett Associates, Inc. (investment adviser and affiliate of Legg Mason) (2007 – 2009); President and Chief Executive Officer of TIMCO, Citigroup Asset Management (2004 – 2006); Head Equity Trader of TIMCO (1994 – 2004); Vice President, Shawmut National Bank (1992 – 1994); Investment Officer, State of Connecticut (1990 – 1992); Vice President, Bank of New England (Connecticut Bank & Trust) (1981 – 1990); Registered Representative, Tucker Anthony and R.L. Day, Inc. (1979 – 1981); and Assistant Analyst, The Travelers Insurance Company (1977 – 1979).

Elaine Richards. Ms. Richards has served as a Trustee since 2021 and has over 25 years of experience, knowledge, and understanding of the mutual fund industry. Ms. Richards currently serves as a Senior Vice President of U.S. Bank Global Fund Services and has extensive experience in the 1940 Act,
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securities law in general and SEC compliance and regulatory matters. In addition, Ms. Richards has extensive experience in the oversight of regulatory examinations and providing support and assistance to mutual fund clients implementing new regulatory requirements. Prior to joining U.S. Bank Global Fund Services, Ms. Richards was Vice President and senior counsel at Wells Fargo Funds Management.

Trust Committees

The Trust has two standing committees: the Governance and Nominating Committee and the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).

The Governance and Nominating Committee, comprised of all the Independent Trustees, is responsible for making recommendations to the Board regarding various governance-related aspects of the Board’s responsibilities and seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Governance and Nominating Committee will consider nominees nominated by shareholders. Recommendations by shareholders for consideration by the Governance and Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust Bylaws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust no less than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. During the Funds’ fiscal period ended September 30, 2023, the Governance and Nominating Committee met once.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting. During the Funds’ fiscal period ended September 30, 2023, the Audit Committee met once with respect to the Funds.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

Trustee Ownership of Fund Shares and Other Interests

No Trustee beneficially owned shares of a Fund as of December 31, 2023. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Fund’s principal underwriter, or any of their affiliates as of the same date.

Compensation

The Independent Trustees each receive an annual retainer of $50,000. Prior to January 1, 2023, the Independent Trustees received an annual retainer of $40,000. Independent Trustees may receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required. Independent Trustees will also be reimbursed for expenses in connection with each Board meeting attended. These reimbursements will be allocated among applicable portfolios of the Trust. Trustee compensation disclosed in the table does not include these reimbursements. The Trust has no pension or retirement plan.
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Pursuant to the Advisory Agreement (as defined below), the Adviser has agreed to pay all expenses of each Fund, except those specified in the Prospectus. As a result, Independent Trustees are compensated out of the unified management fee paid to the Adviser by the Funds. The Trust does not pay any fees to, or reimburse expenses of, the Interested Trustee.

Set forth below is the compensation received by the following Independent Trustees for the fiscal year ending September 30, 2023:

Name of Person/ Position	Aggregate Compensation From the Funds(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Trust(2) Paid to Trustees
Koji Felton, Independent Trustee	$2,860	None	None	$25,000
Debra McGinty Poteet, Independent Trustee	$2,860	None	None	$25,000
Daniel Willey, Independent Trustee	$2,860	None	None	$25,000
(1)Trustees’ fees and expenses are allocated among the Funds and all other series comprising the Trust.
(2)For the fiscal period ending September 30, 2023, the Trust was comprised of 19 portfolios (including the Funds which are each managed by the Adviser) managed by unaffiliated investment advisers. For the period ended September 30, 2023, aggregate Independent Trustees’ compensation amounted to $75,000.

Codes of Ethics

The Trust, the Adviser and the distributor have each adopted a separate code of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions, personnel of the Adviser and distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board’s continuing oversight. The Trust’s Proxy Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Funds and their respective shareholders. The Trust Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s proxy policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted proxy policies, which may be amended from time to time. In voting proxies, the Adviser is guided by fiduciary principles. All proxies are to be voted solely in the best interests of the beneficial owners of the securities. A copy of the Adviser’s proxy voting policies and procedures is attached to this SAI as Appendix A.

The Trust is required to file a Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Funds is available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

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CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or is known by the Trust to own beneficially 5% or more of any class of the outstanding shares of any class of a Fund. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

As of December 31, 2023, the following shareholders owned 5% or more of the outstanding shares of a Fund:

Unusual Whales Subversive Democratic Trading ETF

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	32%	Record
National Financial Services LLC 200 Liberty Street New York, NY 10281	26%	Record
RobinHood Securities, LLC 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	12%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City NJ 07311	9%	Record

Unusual Whales Subversive Republican Trading ETF

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	27%	Record
National Financial Services LLC 200 Liberty Street New York, NY 10281	20%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City NJ 07311	14%	Record
RobinHood Securities, LLC 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	13%	Record
Bank of America Four World Financial Center 250 Vesey Street New York, NY 10281	9%	Record

As of December 31, 2023, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of a Fund.

THE FUND’S INVESTMENT ADVISER AND SUB-ADVISER

As stated in the Prospectus, investment advisory services are provided to the Funds by Subversive Capital Advisor LLC, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Mr. Michael Auerbach is a control person of the Adviser by virtue of his 100% ownership of the Adviser.
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As compensation, each Fund will pay the Adviser a monthly unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.75% of the Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser.

The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of each Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

The Funds’ unified management fees paid for the most recent fiscal period ended September 30 were as follows:

Fund	2023(1)
Unusual Whales Subversive Democratic Trading ETF	$36,463
Unusual Whales Subversive Republican Trading ETF	$22,727
(1) For the period February 6, 2023 ( inception date for the Funds) to September 30, 2023.

Multi-Manager Arrangement

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. In the future, the Trust, on behalf of the Funds, and the Adviser may apply for exemptive relief from the SEC pursuant to which the Adviser would operate each Fund under a “multi-manager” structure (the “Order”). If granted by the SEC, the Order will permit the Adviser, subject to the approval of the Board, to hire or replace sub-advisers for a Fund including sub-advisers that are unaffiliated or affiliated with the Adviser, and modify any existing or future agreement with such sub-advisers without obtaining shareholder approval. The Funds would, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. Under the Order, the Adviser would have the ultimate responsibility for overseeing the Funds’ sub-advisers and would
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recommend to the Board the hiring, termination and replacement of sub-advisers for a Fund. If the Order is granted, it will also provide relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Funds may elect to disclose the aggregate fees payable to the Adviser and wholly-owned subadvisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Adviser or its parent company, other than wholly-owned sub-advisers. The Funds may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the “multi-manager” structure. The sole initial shareholder of each Fund has approved the operation of the Funds under a “multi-manager” structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.

The Order, if granted, will provide the Adviser with greater efficiency in managing the Funds without incurring the expenses and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Funds under the Order will not permit management fees paid by the Funds to the Adviser to be increased without shareholder approval. If the Trust, on behalf of the Funds, and the Adviser apply for the Order in the future, there is no assurance the Order will be granted by the SEC. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential sub-advisers or their affiliates, which may create a conflict of interest. However, in making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the sub-adviser’s investment process, risk management, and historical performance with the goal of retaining sub-advisers for the Funds that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over the course of time.

The Adviser does not consider any other relationship it or its affiliates may have with a sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a sub-adviser or its affiliates when making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement.

Sub-Adviser

Tidal Investments LLC (“Tidal” or the “Sub-Adviser”), a Delaware limited liability company located at 898 N. Broadway, Suite 2, Massapequa, New York 11758, serves as the sub-adviser to the Funds. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of each Fund’s respective Index, subject to the supervision of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the accumulative average daily net assets of each Fund, and subject to a minimum annual fee as follows:

Fund Name	Sub-Advisory Fee	Minimum Fee
Unusual Whales Subversive Democratic Trading ETF	4.00 bps	$20,000
Unusual Whales Subversive Republican Trading ETF	4.00 bps	$20,000

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Portfolio Managers

Mr. Michael Auerbach and Mr. Christian H. Cooper, CFA, FRM serve as the Portfolio Managers for each Fund and are primarily responsible for the day-to-day management of the Funds. Information regarding other accounts managed by Mr. Auerbach and Mr. Cooper, as of September 30, 2023 is set forth below.

Michael Auerbach

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$2 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Christian H. Cooper, CFA, FRM

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$2 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Compensation

The Adviser’s Portfolio Managers receive a fixed salary with the potential for bonuses tied to performance, which may include the performance of the Funds. In addition, as the 100% owner of the Adviser, Mr. Auerbach’s compensation is also tied to the overall performance of the Adviser.

Conflicts of Interest

Subversive Capital Advisor LLC
Material conflicts of interest that may arise in connection with the portfolio managers’ management of the Fund’s investments and investments of other accounts managed by the portfolio managers include conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed. The Adviser maintains investment, trade allocation, and account valuation (including fair valuation) policies and procedures to address and mitigate such conflicts of interest.

Additional information about potential conflicts of interest is set forth in Part 2A of the Adviser’s Form ADV, which is available on the SEC’s website (adviserinfo.sec.gov).

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Ownership of Shares of the Funds

The following tables set forth the dollar range of securities of each Fund beneficially owned by the portfolio managers as of September 30, 2023.

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned (None, $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001 - $500,000; $500,001-$1,000,000; Over $1,000,000)
Christian Cooper	Unusual Whales Subversive Democratic Trading ETF	None
	Unusual Whales Subversive Republican Trading ETF	None
Michael Auerbach	Unusual Whales Subversive Democratic Trading ETF	None
	Unusual Whales Subversive Republican Trading ETF	None

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Funds. Fund Services provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of each Fund’s shares.

Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from the Funds, a fee based on the Funds’ current average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses. Fund Services also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

The Funds’ Administration fees for the most recent fiscal period ended September 30, which are paid by the Adviser, were as follows:

Fund	2023(1)
Unusual Whales Subversive Democratic Trading ETF	$43,089
Unusual Whales Subversive Republican Trading ETF	$53,854
(1) For the period February 6, 2023 ( inception date for the Funds) to September 30, 2023.

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Custodian

U.S. Bank National Association is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust. For its services, the Custodian receives a monthly fee based on a percentage of a Fund’s assets, in addition to certain transaction based fees, and is reimbursed for out of pocket expenses. The Custodian’s address is 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. Fund Services, the Custodian, and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, WI 53202, is the independent registered public accounting firm for the Funds and performs an annual audit of the Fund’s financial statements.

Goodwin Procter LLP, 1900 N Street, NW, Washington, DC 20036, serves as legal counsel to the Trust and to the independent trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute each Fund’s portfolio transactions. Purchases and sales of securities on an exchange are affected through brokers that charge a commission while purchases and sales of securities in the over-the-counter market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction. Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price. The price of over-the-counter securities usually includes an undisclosed commission or markup.

In selecting brokers or counterparties for the Funds, the Adviser will use its best judgment to choose the brokers most likely to provide “best execution.” Brokers are selected on the basis of an evaluation by the Adviser of the overall value and quality of the brokerage services provide by such firms to clients of the Adviser, including the Funds. Such service and characteristics may include, but are not limited to: commission rates charged by the broker and the ability to minimize overall costs to the Adviser’s clients; possible adverse market impact of the order and/or the Adviser’s opinion of which broker is best able to handle the order to minimize adverse market impact; execution capability and expertise; responsiveness; trading infrastructure; and ability to accommodate any special execution orders or handling requirements. The Adviser’s choice of brokers and best execution is subject to periodic, ongoing review by the Adviser.

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In selecting brokers, the Adviser does not have an obligation to seek the lowest available cost, but rather may consider all relevant factors, including those noted above. As a result, the Adviser may pay transaction costs that would be higher than the Adviser may be able to obtain through another broker.

Section 28(e) of the Securities Exchange Act of 1934, as amended, is a “safe harbor” that permits an investment manager to use commissions or “soft dollars” to obtain research and brokerage services that provide lawful and appropriate assistance in the investment decision-making process. The Adviser will limit the use of “soft dollars” to obtain research and brokerage services to services which constitute research and brokerage within the meaning of Section 28(e). Research services within Section 28(e) may include, but are not limited to, research reports (including market research); certain financial newsletters and trade journals; software providing analysis of securities portfolios; corporate governance research and rating services; attendance at certain seminars and conferences; discussions with research analysts; meetings with corporate executives; consultants’ advice on portfolio strategy; data services (including services providing market data, company financial data and economic data); advice from brokers on order execution; and certain proxy services. Brokerage services within Section 28(e) may include, but are not limited to, services related to the execution, clearing and settlement of securities transactions and functions incidental thereto (i.e., connectivity services between an investment manager and a broker-dealer and other relevant parties such as custodians); trading software operated by a broker-dealer to route orders; software that provides trade analytics and trading strategies; software used to transmit orders; clearance and settlement in connection with a trade; electronic communication of allocation instructions; routing settlement instructions; post trade matching of trade information; and services required by the SEC or a self-regulatory organization such as comparison services, electronic confirms or trade affirmations.

For the fiscal period ended September 30, the Funds paid the following in aggregate brokerage commissions:

Fund	2023(1)
Unusual Whales Subversive Democratic Trading ETF	$847
Unusual Whales Subversive Republican Trading ETF	$1,203
(1) For the period February 6, 2023 ( inception date for the Funds) to September 30, 2023.

As of September 30, 2023, the Funds did not own any securities issued by any of its regular broker-dealers.

BOOK ENTRY ONLY SYSTEM

Depository Trust Company (“DTC”) acts as securities depositary for each Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned
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by a number of its DTC Participants and by the New York Stock Exchange ("NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares of the Funds are limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares of the Fund (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares of a Fund. The Trust recognizes DTC or its nominee as the record owner of all shares of a Fund for all purposes. Beneficial Owners of shares of a Fund are not entitled to have such shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares of a Fund.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares of the Funds held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding shares of a Fund, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Fund. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares of the Funds held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in each Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Funds at any time by giving reasonable notice to the Funds and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver
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printed certificates representing ownership of shares of each Fund, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

Each Fund offers and issues shares only in aggregations of a specified number of shares (each, a “Creation Units”) on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of a Fund’s shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Funds may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Funds. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of each Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Funds changes as adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Funds.

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The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Fund resulting from certain corporate actions.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for the Funds for orders to purchase Creation Units is expected 4:00 p.m. Eastern time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, each Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, each Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the
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purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities), and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Funds or their agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Funds or their agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Funds is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater
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than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Funds; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

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All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares of the Funds may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares of a Fund in the secondary market to constitute a Creation Unit to have such shares of a Fund redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur
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brokerage and other costs in connection with assembling a sufficient number of shares of a Fund to constitute a redeemable Creation Unit.

With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of shares of the Fund being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that the Fund Securities have a value greater than the NAV of shares of a Fund, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund is $500, regardless of the number of Creation Units redeemed in the transaction. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Funds’ custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer
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Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of shares of the Fund to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.

The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Funds may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

Because the portfolio securities of each Fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for a Fund, shareholders may not be able to redeem their
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Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of a Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the NAV of Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF SHARE PRICE

The NAV of shares of the Funds will be determined once daily ordinarily as of the scheduled close of public trading on the NYSE (normally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds do not expect to determine the NAV of shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share.

In valuing a Fund’s assets for calculating NAV, the Fund’s assets are generally valued at their market price using valuations provided by independent pricing services. Readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day. Securities primarily traded in the Nasdaq National Market System (“Nasdaq”) for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. In the event such market quotations are not readily available, fair value will be determined in good faith under procedures approved by the Board. All equity securities that are not traded on an exchange are valued at the last sale price in the over-the-counter market.

Trading in most foreign securities markets located outside North America is normally completed well before the close of the NYSE. In addition, securities trading on foreign markets may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund’s NAV is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of NAV unless the Adviser deems that the particular event would affect NAV, in which case an adjustment will be made in good faith under procedures approved by the Board. Assets or liabilities expressed in foreign currencies are translated, in determining NAV, into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a independent pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time, or the London Stock Exchange, generally 4:30 p.m. London Time (“LSE Close”), as necessary based on the securities held by a Fund.

The Adviser has been designated by the Board as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser performs the fair value determinations relating to any or all Fund investments, subject to Board oversight. The Adviser has established procedures for its fair valuation of the Fund’s investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the
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methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Adviser’s fair value procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds’ fair value procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Funds would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. The Board reviews, no less frequently than annually, the adequacy of the policies and procedures of the Fund and the effectiveness of their implementation.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Their Taxation.”

General Policies

Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Distributions of remaining net realized capital gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis for the Funds to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares of the Funds are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Each Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of a Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized capital gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.
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Tax Information

The following summary describes the material U.S. federal income tax consequences to United States Holders (as defined below) of shares in a Fund. This summary is based upon the Code, Treasury regulations promulgated thereunder, administrative pronouncements and judicial decisions, all as in effect as of the date of this SAI and all of which are subject to change, possibly with retroactive effect. This summary addresses only shares that are held as capital assets within the meaning of Section 1221 of the Code and does not address all of the tax consequences that may be relevant to shareholders in light of their particular circumstances or to certain types of Shareholders subject to special treatment under the Code, including, without limitation, certain financial institutions, dealers in securities or commodities, traders in securities who elect to apply a mark-to-market method of accounting, insurance companies, tax-exempt organizations, partnerships or S-corporations (and persons who own their interest in shares through a partnership or S-corporation), expatriates of the United States, persons who are subject to alternative minimum tax, persons that have a “functional currency” other than the United States dollar, persons who hold shares as a position in a “straddle” or as a part of a “hedging,” “conversion” or “constructive sale” transaction for U.S. federal income tax purposes or persons who received their shares as compensation. This summary also does not address the state, local or foreign tax consequences of an investment in a Fund.

For purposes of this discussion, a “United States Holder” means a holder of shares that for U.S. federal income tax purposes is:

•a citizen or resident of the United States;
•a corporation (or other entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, any State or the District of Columbia;
•an estate, the income of which is included in gross income for U.S. federal income tax purposes, regardless of its source; or
•a trust whose administration is subject to the primary supervision of a United States court and which has one or more United States persons who have the authority to control all of its substantial decisions, or which has a valid election in effect under applicable Treasury regulations to be treated as a United States person.

If a partnership (or other entity treated as a partnership for U.S. federal income tax purposes) holds shares, the tax treatment of a partner will generally depend upon the status of such person and the activities of the limited liability company or partnership. A shareholder that is a partnership should consult its own tax advisors regarding the treatment of its partners.

Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal income tax consequences of an investment in the Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Fund.

Tax Treatment of the Fund

Each series of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Fund has elected to qualify and intends to continue to qualify annually as a regulated investment company under Subchapter M of the Code, requiring it to comply with all applicable requirements regarding its income,
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assets and distributions. Provided that a Fund qualifies as a regulated investment company, it is eligible for a dividends paid deduction, allowing it to offset dividends it pays to shareholders against its taxable income; if the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a regular corporation.

The Funds’ policy is to distribute to its shareholders all of its taxable income, including any net realized capital gains (taking into account any capital loss carry-forward of the Fund), each year in a manner that complies with the distribution requirements applicable to regulated investment companies under the Code, and results in the Fund not being subject to any U.S. federal income or excise taxes. In particular, in order to avoid the non-deductible 4% excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all U.S. federal income taxes. The Fund is not required to consider tax consequences in making or disposing of investments.

In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership. The Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and which are determined under Treasury regulations to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (as adjusted under Section 852(b)(2) of the Code, but not taking into account the Fund’s dividends paid deduction; in the case of the Fund generally consisting of interest and dividend income, less expenses)) and 90% of the Fund’s net tax-exempt interest, if any.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible for federal income taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for
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the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders under federal tax law. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The Qualified dividend treatment may be eliminated if the Fund shares held by an individual investor are held for less than 61 days, and the corporate-dividends received deduction may be eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days. Distributions will be taxable to you even if the share price of the Fund has declined.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes. You will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your adjusted tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with regard to these shares.

Tax Treatment of United States Holders – Taxation of Distributions

Distributions paid out of the Funds’ current and accumulated earnings and profits are generally dividends taxable at ordinary income rates to each shareholder. Dividends will be taxable to you even if the share price of the Fund has declined. Distributions in excess of the Fund’s current and accumulated earnings and profits will first be treated as a nontaxable return of capital up to the amount of a shareholder’s tax basis in its shares, and then as capital gain.

For individual shareholders, a portion of the dividends paid by each Fund may be qualified dividends currently eligible for U.S. federal income taxation at long-term capital gain rates to the extent the Funds report the amount distributed as a qualifying dividend and certain shareholder level holding period requirements (discussed further below) are met. In the case of corporate shareholders, subject to certain limitations (not all of which are discussed herein), a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Funds report the amount distributed as a qualifying dividend and certain shareholder level holding period requirements (discussed further below) are met. The aggregate amount so reported to either individual or corporate shareholders cannot exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. Although no assurances can be provided, a Fund generally expects that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders. Qualified dividend treatment may be eliminated if the Fund shares held by an individual investor are held for less than 61 days, and the corporate dividends-received deduction may be eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

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Distributions properly reported by the Funds as capital gain dividends (Capital Gain Dividends) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Funds’ actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends received deduction or as qualified dividend income. The Funds will report Capital Gain Dividends, if any, in written statements furnished to its shareholders.

Tax Treatment of United States Holders - Sales and Dispositions of Shares

A sale, redemption, or exchange of shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of shares may be disallowed if substantially identical shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired shares will be adjusted to reflect the disallowed loss.

The cost basis of shares acquired by purchase will generally be based on the amount paid for shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Funds may limit the tax efficiency of the Funds. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

The Trust, on behalf of the Funds, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares and if, pursuant to Section 351 of the Code, the Funds would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Funds do issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

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Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Shareholders – Net Investment Income Tax

U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Tax Treatment of United States Holders - Medicare Tax

A 3.8% Medicare tax is currently imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary and Capital Gain dividends and net gains from taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.

Tax Treatment of Non-U.S. Shareholders

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

Backup Withholding

Each Fund may be required to withhold 24% of certain payments to a shareholder unless the shareholder has completed and submitted to the Fund a Form W-9 providing the shareholder’s taxpayer identification number and certifying under penalties of perjury: (i) that such number is correct, (ii) that (A) the shareholder is exempt from backup withholding, (B) the shareholder has not been notified by the IRS that the shareholder is subject to backup withholding as a result of an under-reporting of interest or dividends, or (C) the IRS has notified the shareholder that the shareholder is no longer subject to backup withholding, and (iii) the shareholder is a U.S. citizen or other U.S. person (as defined in IRS Form W-9); or (b) an exception applies under applicable law and Treasury regulations. Backup withholding is not an additional tax, and any amounts withheld may be credited against a shareholder’s ultimate U.S. federal income tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

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FATCA and Similar Foreign Rules

The Foreign Account Tax Compliance Act, (“FATCA”) provisions of the Code impose a withholding tax of 30% on certain types of U.S. sourced income (e.g., dividends, interest, and other types of passive income) paid, and will be required to impose a 30% withholding tax on proceeds from the sale or other disposition of property producing U.S. sourced income paid effective January 1, 2019 to (i) foreign financial institutions (“FFIs”), including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain nonfinancial foreign entities (“NFFEs”), unless they certify certain information regarding their direct and indirect U.S. owners. FATCA withholding will apply to any shareholder that does not properly certify its status as a U.S. person, or, in the case of a non-U.S. shareholder, the basis for its exemption from FATCA withholding. If each Fund is required to withhold amounts from payments pursuant to FATCA, investors will receive distributions that are reduced by such withholding amounts.

To implement FATCA, the U.S. government has entered into agreements with non-U.S. governments (and is otherwise bound via automatic exchange of information agreements in treaties) to provide reciprocal exchanges of taxpayer information to non-U.S. governments. Each Fund will be required to perform due diligence reviews to classify non-U.S. entity investors for FATCA purposes. Shareholders agree to provide information necessary to allow the Funds to comply with the FATCA and similar foreign rules.

THE FUND’S PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC (“Quasar”) the Distributor, is located at 3 Canal Plaza, Suite 100, Portland, Maine 04101. Quasar serves as the Funds’ principal underwriter and distributor in a continuous public offering of the Funds’ shares. Pursuant to a distribution agreement between the Funds and Quasar (the “Distribution Agreement”), Quasar acts as the Funds’ principal underwriter and distributor. Shares of the Funds are continuously offered for sale by Quasar only in Creation Units. Quasar will not distribute shares of the Funds in amounts less than a Creation Unit. Quasar will deliver prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. Quasar will also provide certain administrative services pursuant to the Distribution Agreement. Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Funds and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on a 60-day written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar upon a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares of the Funds. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” above) or DTC participants (as defined above).
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Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of shares of a Fund or the amount received by a shareholder as proceeds from the redemption of shares. Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Funds.

Distribution Plan

As noted in the Prospectus, the Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Funds pay the Distributor an amount which is accrued daily and paid quarterly.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Adviser, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial
49

institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Funds or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” above) with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Funds; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Funds, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Funds; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of shares, including the cost of providing (or paying others to provide) services to beneficial owners of shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

While there is no assurance that the expenditures of a Fund’s assets to finance distribution of Fund shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

As of January 31, 2024, the date of this SAI, the Plan had not yet been implemented.

Securities Lending

The Trust, on behalf of the Funds, may enter into a securities lending agreement with U.S. Bank (the “Securities Lending Agent”) to provide certain services related to the Funds’ securities lending program. Pursuant to the securities lending agreement, the Securities Lending Agent, on behalf of the Funds, will be authorized to enter into securities loan agreements, negotiate loan fees and rebate payments, collect loan fees, deliver securities, manage and hold collateral, invest cash collateral, receive substitute payments, make interest and dividend payments (in cases where a borrower has provided non-cash collateral), and upon termination of a loan, liquidate collateral investments and return collateral to the borrower.

As of January 31, 2024, the date of this SAI, the Funds have not engaged in any securities lending activities and has not received any income related to securities lending activities.

As of January 31, 2024, the date of this SAI, the Securities Lending Agent has not provided any services to the Funds or received any fees or compensation from the Funds related to the securities lending program.

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FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Funds for the fiscal year ended September 30, 2023, as set forth in the Funds’ annual report to shareholders, including the notes thereto and the report of the registered public accounting firm, are incorporated by reference into this SAI. You can obtain a copy of the financial statements contained in the Funds’ Annual or Semi-Annual Reports without charge by calling the Funds toll-free toll-free 1-800-617-0004.
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APPENDIX A

SUBVERSIVE CAPITAL ADVISOR LLC (“Subversive”)

PROXY VOTING POLICIES AND PROCEDURES

A.Proxy Voting
The ETF Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the ETF has delegated to the Firm the responsibility for voting proxies relating to portfolio securities held by the ETF as part of its investment advisory services, subject to the supervision and oversight of the ETF’s Board.
Notwithstanding these delegations of responsibilities, however, the ETF retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of these Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the ETF and its shareholders, taking into account the value of the ETF’s investments.
Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy-voting authority with respect to client securities to:
•Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients’ best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;
•Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and
•Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.
Rule 206(4)-6 is supplemented by:
•Investment Advisers Act Release No. 5325 (September 10, 2019) (“Release No. 5325”), which contains guidance regarding the proxy voting responsibilities of investment advisers under the Advisers Act. Among other subjects, Release No. 5325 addresses the oversight of proxy advisory firms by investment advisers; and
•Investment Advisers Act Release No. 5547 (July 22, 2020), which contains supplementary guidance addressing: the risk of voting a proxy before an issuer files additional soliciting materials with the SEC; and associated client disclosures in this regard.
Additionally, paragraph (c)(2) of Rule 204-2 imposes additional recordkeeping requirements on investment advisers that execute proxy voting authority.
The ETFs are required to describe the policies and procedures that the Firm uses to determine how to vote proxies relating to portfolio securities. As such, the Firm’s proxy voting guidelines are provided in the Fund’s Registration Statement and included the SAI.
The ETF is required to disclose annually its complete proxy voting record on Form N-PX, which provides information relating to how it voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, not later than August 31 of each year.
The Advisers Act lacks specific guidance regarding an adviser’s duty to direct clients’ participation in class actions. However, many investment advisers adopt policies and procedures regarding class actions.

Proxies are assets of the ETFs that must be voted with diligence, care, and loyalty. The Firm will vote each proxy in accordance with its fiduciary duty to the ETFs. The Firm will generally seek to vote proxies in a way that maximizes the value of ETF assets. The COO, Portfolio Manager or their designee coordinates the Firm’s proxy voting process.
Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires the Firm to maintain certain books and records associated with its proxy voting policies and procedures. The Firm’s recordkeeping obligations are described in the Maintenance of Books and Records section of this Manual. The CCO will ensure that the Firm complies with all applicable recordkeeping requirements associated with proxy voting.
Absent specific ETF instructions, the Firm has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately:
•The Firm’s custodians and broker-dealers send proxy-voting materials, either by mail or via Proxyvote.com. When these materials arrive, the Firm’s Investment Committee reviews them and the Firm’s COO or Fund’s Portfolio Manager is responsible for voting them through the respective custodian and broker-dealer interface and/or Proxyvote.com.
•The Firm will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services (“Voting Guidelines”).
•The Firm will use the Voting Guidelines as guiding principles when voting proxies relating to ETF securities.
•To the extent that proxy issues arise that are not contemplated by the Voting Guidelines, the person responsible for voting (e.g., Proxy Administrator or Representative) will consult with the portfolio manager and, if appropriate, the CCO or counsel, to determine how to vote the proxy and will record a brief summary of the rationale behind the decision. Similarly, if the Firm votes a proxy contrary to the principles set forth in the Voting Guidelines, the person responsible for voting will record a summary of the rationale behind the decision, including the identities of the persons consulted on the matter.
•The Firm will identify any conflicts that exist between the interests of the Firm and the ETFs by reviewing the relationship of The Firm with the issuer of each security to determine if the Firm and any of its personnel, have any financial, business or personal relationship with the issuer. The COO or Portfolio Manager will inform the CCO of potential conflicts of interest.
It is impossible to anticipate all material conflicts of interest that could arise in connection with proxy voting. The following examples are meant to help Supervised Persons identify potential conflicts:
•The Firm provides investment advice to a publicly traded company (an “Issuer”). The Firm receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;
•The Firm provides investment advice to an officer or director of an Issuer. The Firm receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;
•The Firm or an affiliate has a financial interest in the outcome of a proxy vote, such as when the Firm is asked to vote on a change in Rule 12b-1 fees paid by a mutual fund to investment advisers, including the Firm;
•An issuer or some other third-party offers the Firm or a Supervised Person compensation in exchange for voting a proxy in a particular way;

•A Supervised Person, or a member of a Supervised Person’s household, has a personal or business relationship with an Issuer. The Firm receives a proxy solicitation from that Issuer; and
•The Firm or its Supervised Persons have a short position in an Issuer, but ETFs have a long position in the same Issuer. The Firm receives a proxy solicitation from the Issuer.
If a material conflict of interest exists, the CCO will determine whether it is appropriate to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation. The Firm will maintain a record of the voting resolution of any conflict of interest. The CCO will describe the proxy vote under consideration and identify the perceived conflict of interest. The CCO will also propose the course of action that the CCO believes is in the ETFs’ best interests. The CCO will document why the CCO believes that this course of action is most appropriate. Some considerations may include:
•A vote’s likely short-term and long-term impact on the Issuer;
•Whether the Issuer has responded to the subject of the proxy vote in some other manner;
•Whether the issues raised by the proxy vote would be better handled by some other action by the Issuer;
•Whether implementation of the proxy proposal appears likely to achieve the proposal’s stated objectives; and
•Whether the CCO’s proposal appears consistent with the ETFs’ best interests
The Firm will not neglect its proxy voting responsibilities, but it may abstain from voting if it deems that abstaining is in the ETFs’ best interests. For example, the Firm may be unable to vote securities that have been lent by the custodian. The COO will prepare and maintain memoranda describing the rationale for any instance in which the Firm does not vote an ETF’s proxy.
The CCO, or {a proxy voting service provider} will retain the following information in connection with each proxy vote:
•The Issuer’s name;
•The security’s ticker symbol or CUSIP, as applicable;
•The shareholder meeting date;
•The number of shares that the Firm voted;
•A brief identification of the matter voted on;
•Whether the matter was proposed by the Issuer or a security-holder;
•Whether the Firm cast a vote;
•How the Firm cast its vote (for the proposal, against the proposal, or abstain); and
•Whether the Firm cast its vote with or against management.
Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any ETF’s attempt to influence proxy voting with respect to other ETFs’ securities should be promptly reported to the ETF CCO.
Proxies received after an ETF terminates its advisory relationship with the Firm will not be voted.
1.Class Actions and Corporate Actions
A securities “class action” lawsuit is a civil suit brought by one or more individuals on behalf of themselves and others who have the same grievance against the issuer of a certain security. When a class action is filed, a written notice of filing and/or settlement is prepared which outlines the reasons for the lawsuit, the parameters for qualification as a member of the class and certain legal rights that need to be considered before becoming a member of the class. To the extent that the Firm receives notice of a class action or corporate action in which an ETF is entitled to participate, the Firm will direct the ETF’s participation in accordance with its fiduciary duty. With respect to corporate actions that require investment discretion, the ETF will review a variety of factors and make a determination with respect to the corporate action and write a memorandum for the compliance file.
2.Disclosures to ETFs
The Firm will provide a quarterly certification as to its adherence to its proxy voting policies to the ETF Board.
As a matter of policy, the Firm does not disclose how it expects to vote on upcoming proxies.
3.Form N-PX
In addition, the Firm shall complete a Form N-PX Report as of June 30 for the preceding twelve months, which is filed not later than August 31 of each year. The Firm shall keep one copy of each completed Form N-PX Report and deliver a copy to the ETF Administrator.
The Firm’s COO or designee, along with the ETF Administrator, will review the Form N-PX for each fund prior to filing such report to ensure, on a reasonable basis, the completeness and accuracy of the filing.

SERIES PORTFOLIOS TRUST (the “Trust”)
PART C

(Subversive Capital ETFs)
OTHER INFORMATION
Item 28. Exhibits

(a)	(i)		Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 7, 2015.
	(ii)		Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 4 on May 18, 2016.
(b)			Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 18 on October 31, 2016.
(c)			Instruments Defining Rights of Security Holders – incorporated by reference to the Declaration of Trust and Bylaws.
(d)	(i)	(A)
Investment Advisory Agreement between the Trust, on behalf of the Subversive ETFs, and Subversive Capital Advisor LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 127 on January 24, 2022.

(B)
First amendment to the Investment Advisory Agreement between the Trust, on behalf of the Subversive ETFs, and Subversive Capital Advisor LLC - incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 155 on December 19, 2022.

(C)
Second amendment to the Investment Advisory Agreement between the Trust, on behalf of the Subversive ETFs, and Subversive Capital Advisor LLC - incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 163 on February 1, 2023.

(ii)
Investment Sub-Advisory Agreement between Subversive Capital Advisor LLC and Tidal Investments LLC (previously known as Toroso Investments, LLC) - incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 163 on February 1, 2023.

(e)	(i)
Distribution Agreement between the Trust and Quasar Distributors, LLC (Subversive ETFs) – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No.125 on December 29, 2021.

		(A)	First Amendment to ETF Distribution Agreement – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 127 on January 24, 2022.
		(B)	Third Amendment to ETF Distribution Agreement –- incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 155 on December 19, 2022.
	(ii)		Form of Authorized Participant Agreement – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No.125 on December 29, 2021.
(f)			Bonus or Profit Sharing Contracts – not applicable.
(g)	(i)
Custodian Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 1 on November 5, 2015.

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(A)	Amendment to Custodian Agreement – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 127 on January 24, 2022.
(B)	Amendment to Custodian Agreement – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 155 on December 19, 2022.

(h)	(i)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 1 on November 5, 2015.

(A)
Amendment to Fund Administration Servicing Agreement –incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 127 on January 24, 2022.

(B)
Amendment to Fund Administration Servicing Agreement – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 155 on December 19, 2022.

(C)	Amendment to Fund Administration Servicing Agreement – filed herewith.

(ii)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 1 on November 5, 2015.

(A)	Amendment to Fund Accounting Servicing Agreement –incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 127 on January 24, 2022.
(B)
Amendment to Fund Accounting Servicing Agreement – - incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 155 on December 19, 2022.

(iii)
Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 1 on November 5, 2015.

(A)	Amendment to Transfer Agent Agreement –incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 127 on January 24, 2022.
(B)	Amendment to Transfer Agent Agreement – - incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 155 on December 19, 2022.
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	(iv)	Power of Attorney dated July 22, 2021 on Form N-1A as Post-Effective Amendment No. 119 on September 3, 2021.
(i)	(i)
Opinion and Consent of Counsel by Goodwin Procter LLP (Subversive Decarbonization ETF, Subversive Food Security ETF and Subversive Mental Health ETF) - incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 155 on December 19, 2022.

(ii)
Opinion and Consent of Counsel by Goodwin Procter LLP (Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF) - incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 163 on February 1, 2023.

(j)	(i)	Consent of Independent Registered Public Accounting Firm (Subversive Decarbonization ETF, Subversive Food Security ETF and Subversive Mental Health ETF)- filed herewith.
	(ii)	Consent of Independent Registered Public Accounting Firm(Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF) -filed herewith.
(k)		Omitted Financial Statements – not applicable.
(l)		Initial Capital Agreement – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 2 on November 20, 2015.
(m)		Amended and Restated Rule 12b-1 Plan – - incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 155 on December 19, 2022.
(n)		Rule 18f-3 Plan – not applicable.
(o)		Reserved
(p)	(i)	Code of Ethics for the Trust – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 1 on November 5, 2015.
	(ii)	Code of Ethics for Subversive Capital LLC - incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 162 on January 27, 2023.
(iii)
Code of Ethics for Sub-Adviser - Tidal Investments LLC (previously known as Toroso Investments, LLC) - incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 155 on December 19, 2022.

Item 29. Persons Controlled by or Under Common Control with Registrant

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII, Section 2 of the Registrant’s Amended and Restated Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated Bylaws, and Section 8 of the Distribution Agreement. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the Distributor, the general effect of the relevant provisions is to indemnify
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those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

    The response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Advisor Managed Portfolios
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
15.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
16.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
17.PIA BBB Bond Fund, Series of Advisors Series Trust
18.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA MBS Bond Fund, Series of Advisors Series Trust
21.PIA Short-Term Securities Fund, Series of Advisors Series Trust
22.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
23.Poplar Forest Partners Fund, Series of Advisors Series Trust
24.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
25.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
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26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Reverb ETF, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Barrett Opportunity Fund, Inc.
41.Brookfield Infrastructure Income Fund, Inc.
42.Brookfield Investment Funds
43.Buffalo Funds
44.DoubleLine Funds Trust
45.EA Series Trust (f/k/a Alpha Architect ETF Trust)
46.Ecofin Tax-Advantaged Social Impact Fund, Inc.
47.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
48.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
50.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
52.AAM Transformers ETF, Series of ETF Series Solutions
53.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
54.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
55.Aptus Defined Risk ETF, Series of ETF Series Solutions
56.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
57.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
58.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
59.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
60.Blue Horizon BNE ETF, Series of ETF Series Solutions
61.BTD Capital Fund, Series of ETF Series Solutions
62.Carbon Strategy ETF, Series of ETF Series Solutions
63.Cboe Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
64.ClearShares OCIO ETF, Series of ETF Series Solutions
65.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
66.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
67.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
69.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
70.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
71.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
72.Hoya Capital Housing ETF, Series of ETF Series Solutions
73.iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
74.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
75.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
76.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
77.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
78.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
79.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
80.Loncar China BioPharma ETF, Series of ETF Series Solutions
81.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
82.Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
83.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
5

84.Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
85.Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
86.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
87.Opus Small Cap Value ETF, Series of ETF Series Solutions
88.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
89.The Acquirers Fund, Series of ETF Series Solutions
90.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
91.U.S. Global JETS ETF, Series of ETF Series Solutions
92.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
93.US Vegan Climate ETF, Series of ETF Series Solutions
94.First American Funds, Inc.
95.FundX Investment Trust
96.The Glenmede Fund, Inc.
97.The Glenmede Portfolios
98.The GoodHaven Funds Trust
99.Harding, Loevner Funds, Inc.
100.Hennessy Funds Trust
101.Horizon Funds
102.Hotchkis & Wiley Funds
103.Intrepid Capital Management Funds Trust
104.Jacob Funds Inc.
105.The Jensen Quality Growth Fund Inc.
106.Kirr, Marbach Partners Funds, Inc.
107.Leuthold Funds, Inc.
108.Core Alternative ETF, Series of Listed Funds Trust
109.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
110.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
111.LKCM Funds
112.LoCorr Investment Trust
113.MainGate Trust
114.ATAC Rotation Fund, Series of Managed Portfolio Series
115.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
116.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
117.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
118.Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
119.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
120.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
121.Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
122.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
123.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
124.Kensington Active Advantage Fund, Series of Managed Portfolio Series
125.Kensington Defender Fund, Series of Managed Portfolio Series
126.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
127.Kensington Managed Income Fund, Series of Managed Portfolio Series
128.LK Balanced Fund, Series of Managed Portfolio Series
129.Muhlenkamp Fund, Series of Managed Portfolio Series
130.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
131.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
132.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
133.Olstein All Cap Value Fund, Series of Managed Portfolio Series
134.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
135.Port Street Quality Growth Fund, Series of Managed Portfolio Series
136.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
137.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
138.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
139.Reinhart International PMV Fund, Series of Managed Portfolio Series
140.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
141.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
6

142.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
143.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
144.V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
145.V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
146.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
147.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
148.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
149.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
150.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
151.Matrix Advisors Funds Trust
152.Matrix Advisors Value Fund, Inc.
153.Monetta Trust
154.Nicholas Equity Income Fund, Inc.
155.Nicholas Fund, Inc.
156.Nicholas II, Inc.
157.Nicholas Limited Edition, Inc.
158.Oaktree Diversified Income Fund Inc.
159.Permanent Portfolio Family of Funds
160.Perritt Funds, Inc.
161.Procure ETF Trust II
162.Professionally Managed Portfolios
163.Prospector Funds, Inc.
164.Provident Mutual Funds, Inc.
165.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
166.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
167.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
168.Aquarius International Fund, Series of The RBB Fund, Inc.
169.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
170.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
172.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
173.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
174.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
175.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
176.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
177.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
178.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
179.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
180.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
181.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
182.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
183.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
184.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
185.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
186.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
187.SGI Global Equity Fund, Series of The RBB Fund, Inc.
188.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
189.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
190.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
191.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
192.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
193.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
194.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
195.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
196.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
197.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
198.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
199.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
7

200.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
201.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
202.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
203.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
204.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
205.The RBB Fund Trust
206.RBC Funds Trust
207.Series Portfolios Trust
208.Thompson IM Funds, Inc.
209.TrimTabs ETF Trust
210.Trust for Advised Portfolios
211.Barrett Growth Fund, Series of Trust for Professional Managers
212.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
213.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
214.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
215.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
216.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
217.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
218.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
219.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
220.Jensen Quality Value Fund, Series of Trust for Professional Managers
221.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
222.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
223.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
224.USQ Core Real Estate Fund
225.Wall Street EWM Funds Trust
226.Wisconsin Capital Funds, Inc.

(b)The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 3 Canal Plaza, Suite 100, Portland, Maine 04101:

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland ME 04101	Financial and Operations Principal and Chief Financial Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None

    (c)    Not applicable.

Item 33. Location of Accounts and Records
8

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 3 Canal Plaza, Suite 100 Portland, ME 04101
Registrant’s Investment Adviser	Subversive Capital Advisor LLC 217 Centre Street, Suite 122 New York, NY 10013
Item 34. Management Services
    Not applicable.
Item 35. Undertakings
    Not applicable.

9

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Series Portfolios Trust, certifies that this Post-Effective Amendment No. 188 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and has duly caused this Post-Effective Amendment No. 188 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 26th day of January, 2024.

Series Portfolios Trust

By: /s/ Ryan L. Roell
Ryan L. Roell
President

    Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 188 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	January 26, 2024
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	January 26, 2024
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	January 26, 2024
Koji Felton

/s/ Elaine E. Richards*	Trustee	January 26, 2024
Elaine E. Richards

/s/ Ryan L. Roell	President and Principal	January 26, 2024
Ryan L. Roell	Executive Officer

/s/ Douglas Schafer*	Treasurer, Principal	January 26, 2024
Douglas Schafer	Financial Officer and Principal Accounting
Officer
*By: /s/ Ryan L. Roell		January 26, 2024
Ryan L. Roell Attorney-In Fact pursuant to Power of Attorney
10

Exhibit Index

Exhibit	Exhibit No.

Amendment to Fund Administration Servicing Agreement	(h)(i)(C)
Consent of Independent Registered Public Accounting Firm (Subversive Decarbonization ETF, Subversive Food Security ETF and Subversive Mental Health ETF)	(j)(i)
Consent of Independent Registered Public Accounting Firm (Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF)	(j)(ii)

11